As filed with the Securities and Exchange Commission on April 16, 1997

                                   Registration File Nos. 33-79124 and 811-8520

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                     =======================================
                             Washington, D.C. 20549

                                    FORM N-3

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|


                       Post-Effective Amendment No. 3                       |X|

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
                               Amendment No. 6                              |X|


                        (Check appropriate box or boxes.)

                           TIAA SEPARATE ACCOUNT VA-1
                           --------------------------
                           (Exact Name of Registrant)

              TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
             ------------------------------------------------------
                           (Name of Insurance Company)

                                730 Third Avenue
                          New York, New York 10017-3206
                          -----------------------------
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 490-9000

Name and Address of Agent for Service:      Copy to:
Peter C. Clapman, Esquire                   Paul J. Mason, Esquire
Teachers Insurance and Annuity              Sutherland, Asbill & Brennan, L.L.P.
    Association of America                  1275 Pennsylvania Avenue, N.W.
730 Third Avenue                            Washington, D.C.  20004-2404
New York, New York  10017-3206

    Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this filing

It is proposed that this filing  will  become  effective (check appropriate box)


            |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1997, pursuant to paragraph (b)
            |_| 60 days after filing pursuant to paragraph(a)(1) |_| on(date) pursuant to paragraph(a)(1)
            |_| 75 days after filing pursuant to paragraph(a)(2) |_| on(date)pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1995, was filed on February 13, 1997.

                              CROSS REFERENCE SHEET
                              ---------------------

              Showing Location of Information Required by Form N-3 in Part A (Prospectus) and Part B (Statement of Additional Information)
                          of the Registration Statement

                               PART A (PROSPECTUS)


Item of Form N-3                                  Part A (Prospectus) Caption
----------------                                  ---------------------------

 1.  Cover Page.................................. Cover Page

 2.  Definitions................................. Definitions

 3.  Synopsis ................................... Summary

 4.  Condensed Financial Information............. Condensed Financial Information; Performance
                                                  Information

 5.  General Description of Registrant
     and Insurance Company....................... Teachers Insurance and Annuity Association of
                                                  America; The Separate Account; Investment Practices

 6.  Management.................................. Management and Investment Advisory Arrangements

 7.  Deductions and Expenses..................... The Contract (Charges)

 8.  General Description of Variable
     Annuity Contracts........................... Adding, Closing, or Substituting Portfolios; The
                                                  Contract; Voting Rights; General Matters

 9.  Annuity Period.............................. The Contract (The Annuity Period; Income Options)

10.  Death Benefit............................... The Contract (Death Benefits)

11.  Purchases and Contract Value................ Valuation of Assets; The Contract (Remitting
                                                  Premiums; Accumulation Units); Distribution of the
                                                  Contracts

12.  Redemptions................................. The Contract (Remitting Premiums; Cash Withdrawals;
                                                  General Considerations for All Transfers and Cash
                                                  Withdrawals)

13.  Taxes....................................... The Contract (Tax Issues); Federal Income Taxes

14.  Legal Proceedings........................... Legal Proceedings

15.  Table of Contents of the Statement of
     Additional Information...................... Table of Contents for the Statement of Additional
                                                  Information

                  PART B (STATEMENT OF ADDITIONAL INFORMATION)

Item of Form N-3                                  Part B (Statement of Additional Information) Caption
----------------                                  ----------------------------------------------------
16.  Cover Page.................................. Cover Page

17.  Table of Contents........................... Table of Contents

18.  General Information and History............. (Prospectus) Teachers Insurance and Annuity
                                                  Association of America

19.  Investment Objectives and Policies........... Investment Restrictions; Investment Policies and Risk
                                                   Considerations; Portfolio Turnover

20.  Management................................... Management

21.  Investment Advisory and Other Services....... Investment Advisory and Related Services

22.  Brokerage Allocation......................... Brokerage Allocation

23.  Purchase and Pricing of Securities Being
     Offered...................................... Valuation of Assets; (Prospectus) The Contract
                                                   (Transfers Between the Separate Account and the Fixed
                                                   Account; General Considerations for All Transfers and
                                                   Cash Withdrawals)

24.  Underwriters................................. (Prospectus) Distribution of the Contracts

25.  Calculation of Performance Data.............. Performance Information

26.  Annuity Payments............................. (Prospectus) The Contract (The Annuity Period;
                                                    Income Options)

27.  Financial Statements......................... Financial Statements; (Prospectus) Condensed Financial
                                                   Information

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

Prospectus

Teachers Insurance and
Annuity Association

Individual Deferred
Variable Annuities


Funded Through TIAA
Separate Account VA-1
May 1, 1997


[TIAA logo]

PROSPECTUS
Dated May 1, 1997


Individual Deferred Variable Annuities

Funded Through

TIAA Separate Account VA-1 of
Teachers Insurance and Annuity Association of America

This prospectus tells you about an individual deferred variable annuity funded through TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA). Read it carefully before investing, and keep it for future reference.

TIAA Separate Account VA-1 (the separate account) is a segregated investment account of TIAA. The separate account provides individual variable annuities for employees of tax-exempt or publicly supported colleges, universities, and other educational and research organizations and for other eligible persons, including retired employees of eligible institutions. Its main purpose is to accumulate, invest, and then disburse funds for lifetime income or through other payment options.

TIAA offers this variable annuity as part of the contract, which also has a fixed account. Whether the variable annuity is available to you is subject to approval by regulatory authorities in your state.

As with all variable annuities, your accumulation can increase or decrease, depending on how well the underlying investments in the separate account do over time. TIAA doesn't guarantee the investment performance of the separate account, and you bear the entire investment risk.


More information about the separate account and the variable component of the contract is on file with the Securities and Exchange Commission (SEC) in a "Statement of Additional Information" (SAI) dated May 1, 1997. You can get it by writing us at TIAA, 730 Third Avenue, New York, New York 10017-3206 (attention:
Central Services), or by calling 1 800 842-2733, extension 5509. The SAI, as supplemented from time to time, is "incorporated by reference" into the prospectus; that means it's legally part of the prospectus. The SAI's table of contents is on the last page of this prospectus. The SEC maintains a Website (http:// www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the separate account.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this prospectus is May 1, 1997.

Table of Contents

               Item                   Page
----------------------------------    ----
Definitions                              2

Summary                                  3

Condensed Financial
  Information                            6

Teachers Insurance and
  Annuity Association of
  America                                6

The Separate Account                     7

Adding, Closing, or
  Substituting Portfolios                7

Investment Practices                     8

Performance Information                 11

Valuation of Assets                     12

Management and Investment
  Advisory Arrangements                 12

The Contract                            12

 Eligible Purchasers of the
   Contract                             12

 Remitting Premiums                     13

 Accumulation Units                     14

 The Fixed Account                      14

 Transfers Between the
   Separate Account and
   the Fixed Account                    15

 Cash Withdrawals                       15

 General Considerations for
   All Transfers and Cash
   Withdrawals                          15

 Tax Issues                             16

 Charges                                16

 The Annuity Period                     17

 Income Options                         18

 Death Benefits                         20

Timing of Payments                      22

Federal Income Taxes                    22

Voting Rights                           25

General Matters                         26

Distribution of the Contracts           27

Legal Proceedings                       27

Table of Contents for
  Statement of Additional
  Information                           28


This prospectus outlines the terms under which the variable annuity issued by TIAA is available. It doesn't constitute an offering in any jurisdiction where such an offering can't lawfully be made. No dealer, salesman, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you shouldn't rely on them.

Definitions

Throughout the prospectus, "TIAA," "we," and "our" refer to Teachers Insurance and Annuity Association of America. "You" and "your" mean any contractowner or any prospective contractowner.

The terms and phrases below are defined so you'll know precisely how we're using them. To understand some definitions, you may have to refer to other defined terms.

Accumulation. The total value of your accumulation units.

Accumulation Period. The period that begins with your first premium and continues as long as you still have an amount accumulated in either the separate account or the fixed account.

Accumulation Unit. A share of participation in the separate account.

Annuitant. The natural person whose life is used in determining the annuity payments to be received. The annuitant may be the contractowner or another person.

Annuity Partner. The natural person whose life is used in determining the annuity payments to be received under a survivor income option if the annuitant dies. The annuity partner is also known as the second annuitant.

Beneficiary. Any person or institution named to receive benefits if you die during the accumulation period or if you die while any annuity income or death benefit payments remain due. You don't have to name the same beneficiary for each of these two situations.

Business Day. Any day the New York Stock Exchange (NYSE) is open for trading. A business day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Calendar Day. Any day of the year. Calendar days end at the same time as business days.

Contract. The fixed and variable components of the individual, flexible premium, deferred annuity described in this prospectus.

Contractowner. The person (or persons) who controls all the rights and benefits under a contract.

CREF. The College Retirement Equities Fund, TIAA's companion organization.


Eligible Institution. A public or private institution in the United States that is nonproprietary and nonprofit. A private institution has to be tax-exempt under IRC section 501(c)(3) or earlier versions of the section and cannot be a "private foundation," as that term is used in the IRC. The main purpose of any eligible institution must be to offer instruction; conduct research; serve and support education or research; or perform ancillary functions for such institutions.

Fixed Account. The component of the contract guaranteeing principal plus a specified rate of interest supported by assets in the general account.

General Account. All of TIAA's assets other than those allocated to TIAA Separate Account VA-1 or to any other TIAA separate account.

Income Option. Any of the ways you can receive annuity income, which must be from the fixed account.

Internal Revenue Code (IRC). The Internal Revenue Code of 1986, as amended.

Premium. Any amount you invest in the contract.

Separate Account. TIAA Separate Account VA-1, which was established by TIAA under New York State law to fund your variable annuity. The account holds its assets apart from TIAA's other assets.

Survivor Income Option. An option that continues lifetime annuity payments as long as either the annuitant or the annuity partner is alive.

TIAA. Teachers Insurance and Annuity Association of America.

Valuation Day. Any day the NYSE is open for trading, as well as the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the separate account are principally traded. Valuation days that aren't business days end at 4 p.m. Eastern Time.

Summary

Read this summary together with the detailed information you'll find in the rest of the prospectus.

This prospectus describes the variable component of the contract, which also provides fixed annuity benefits (see "The Fixed Account," page 14). The contract is an individual deferred annuity that is available to any employee or retired employee of an eligible institution, or his or her spouse or domestic partner (see "Eligible Purchasers of the Contract," page 12). The availability of the variable component of the contract is subject to applicable regulatory approval.

The Separate Account

TIAA Separate Account VA-1 is an open-end management investment company. Currently the separate account has only one investment portfolio, the Stock Index Account. Like any other portfolio that we might add in the future, the Stock Index Account is subject to the risks involved in professional investment management, including those resulting from general economic conditions. The value of your accumulation in any portfolio can fluctuate, and you bear the entire risk.

Expenses

Here's a summary of the direct and indirect expenses under the contract.

Contractowner Transaction Expenses
 Deductions from premiums (as a percentage of premiums)    None
Charges for Transfers and Cash Withdrawals
  (as a percentage of transaction amount)
 Transfers to the fixed account                            None
 Cash withdrawals                                          None
Annual Expenses (as a percentage of average net assets)
 Investment Advisory Charge (after fee waiver) (1)         .07%
 Mortality and Expense Risk Charge (current) (2)           .10%
 Administrative Expense Charge                             .20%
                                                         --------
Total Annual Expenses (3)                                  .37%

(1) Although Teachers Advisors, Inc., the separate account's investment adviser, is entitled to an annual fee of 0.30% of the separate account's average daily net assets, it has voluntarily agreed to waive a portion of its fee.

(2) TIAA reserves the right to increase the mortality and expense risk charge to a maximum of 1.00% per year.

(3) If we imposed the full amount of the administrative expense, investment advisory and mortality and expense risk charges, total annual expenses would be 1.50%. TIAA guarantees that total annual expenses will never exceed this level.

You will receive at least three months' notice before we raise any of these charges.

Premium taxes apply to certain contracts (see "Other Charges," page 17).

The next table gives an example of the expenses you'd incur on a hypothetical investment of $1,000 over several periods. The table assumes a 5 percent annual return on assets.

Annual Expense Deductions from Net Assets                        1 Year     3 Years     5 Years     10 Years
----------------------------------------------------------       ------     -------     -------     --------
If you withdraw your entire accumulation at the end of the
  applicable time period:                                          $4         $12         $21         $47
If you annuitize at the end of the applicable time period:         $4         $12         $21         $47
If you do not withdraw your entire accumulation:                   $4         $12         $21         $47

These tables are to help you understand the various expenses you would bear directly or indirectly as an owner of a contract. Remember that they don't represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see "Charges," page 16.

"Free Look" Right

Until the end of the period of time specified in the contract (the "free look" period), you can examine the contract and return it to TIAA for a refund. The time period will depend on the state in which you live. In states that permit it, we'll refund the accumulation value calculated on the date that you mailed or delivered the contract and the refund request to us. In states that don't allow us to refund accumulation value only, we'll refund the premiums you paid to the contract. If you live in a state that requires refund of premiums (see page 13) and we issued you a contract on or after November 1, 1994, your premiums and transfers allocated to the separate account during the "free look" period can't exceed $10,000. We will consider the contract returned on the date it's postmarked and properly addressed with postage pre-paid or, if it's not postmarked, on the day we receive it. We will send you the refund within seven
(7) days after we get written notice of cancellation and the return contract. We will cancel the contract as of the date of issue.

Restrictions on Transfers and Cash Withdrawals

Currently, you can transfer funds from the separate (variable) account to the fixed account as often as you like, but you can transfer from the fixed account to the separate account no more than once every 180 days. After you have been given three months' notice, we may limit the number of transfers from the separate account to one in any 90-day period. All transfers or cash withdrawals must be for at least $1,000 or your entire account balance, if less.

You may have to pay a tax penalty if you want to make a cash withdrawal before age 59-1/2. For more, see "Income Options," page 18, and "Federal Income Taxes," page 22.

Condensed Financial Information


Below you'll find condensed audited financial information for the separate account for the two year and two month period from November 1, 1994 (date of initial registration) to December 31, 1996. The audited financial statements for the separate account and TIAA are in the SAI, which is available free upon request. The table should be read in conjunction with the audited financial statements and related notes appearing in the SAI.



                                 November 1, 1994 (date of
                                  initial registration) to      Year Ended        Year Ended
                                     December 31, 1994       December 31, 1995 December 31, 1996
                               ---------------------------- -----------------  -----------------
Per Accumulation Unit Data:
 Investment income                        $ 0.138                 $ 0.745           $ 0.807
 Expense charges                            0.023                   0.170             0.150
                                          -------                 -------           -------
 Investment income--net                     0.115                   0.575             0.657
 Net realized and unrealized
   gain (loss) on investments              (0.676)                  8.565             6.755
                                          -------                 -------           -------
 Net increase (decrease) in
   Accumulation Unit Value                 (0.561)                  9.140             7.412
Accumulation Unit Value:
  Beginning of period                      25.832                  25.271            34.411
                                          -------                 -------           -------
 End of period                            $25.271                 $34.411           $41.823
                                          =======                 =======           =======
Ratios to Average Net Assets:
  Expenses                                   0.09%                   0.55%             0.40%
Investment income--net                       0.45%                   1.87%             1.74%
 Portfolio turnover rate                     0.04%                   0.98%             4.55%
Thousands of Accumulation
  Units
  outstanding at end of period              1,171                   2,605             6,768


Teachers Insurance and Annuity Association of America

TIAA is a nonprofit stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA's stock. TIAA's headquarters are at 730 Third Avenue, New York, New York 10017-3206; there are also regional offices in Atlanta, Boston, Chicago, Dallas, Denver, Detroit, New York, Philadelphia, San Francisco, and Washington, D.C., and a telephone service center in Denver. TIAA's general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life, long-term disability, and long-term care insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies:
A++ (Superior) from A.M. Best Company, AAA from Duff & Phelps Credit Rating Company, Aaa from Moody's Investor's Service and AAA from Standard and Poor's.

TIAA is the  companion  organization  of the College  Retirement  Equities  Fund
(CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and the largest retirement system in the U.S., based on assets under management. TIAA-CREF serves approximately 1.8 million people at about 6,100 institutions. As of December 31, 1996, TIAA's assets were approximately $86.4 billion; the combined assets for TIAA and CREF totalled approximately $185.3 billion (although CREF doesn't stand behind TIAA's guarantees).


The Separate Account

Separate Account VA-1 was established on February 16, 1994, as a separate investment account of TIAA under New York law, by resolution of TIAA's Board of Trustees. The separate account is governed by a management committee. As an "open-end" diversified management investment company, the separate account has no limit on how many units of participation it can issue. The separate account is registered with the SEC under the Investment Company Act of 1940, as amended (the 1940 Act), though registration doesn't entail SEC supervision of its management and investment practices. As part of TIAA, the separate account is also subject to regulation by the State of New York Insurance Department (NYID) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account's income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA's other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

The contract accepts only after-tax dollars. In contrast, TIAA-CREF's other fixed and variable annuity products are part of employer retirement plans and accept premiums consisting primarily of before-tax dollars. Like earnings from other annuity products, earnings on accumulations in the separate account aren't taxed until withdrawn or paid as annuity income (see "Federal Income Taxes," page 22).

Adding, Closing, or Substituting Portfolios

The separate account currently consists of a single investment portfolio, but we can add new investment portfolios in the future. We don't guarantee that the separate account, or any investment portfolio added in the future, will always be available. We reserve the right, subject to any applicable law, to change the separate account and its investments. We can add or close portfolios, substitute one portfolio for another, or combine portfolios, subject to the requirements of applicable law. We can also make any changes to the separate account or to the contract required by applicable insurance law, the Internal Revenue Code, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYID and SEC approval as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company, or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Investment Practices

The separate account is subject to several types of risks. One is market risk -- price volatility due to changing conditions in the financial markets. Another is financial risk. For stocks or other equity securities, financial risk comes from the possibility that current earnings will fall or that overall financial soundness will decline, reducing the security's value.

The separate account currently consists solely of the Stock Index Account. Changing the investment objective of the separate account won't require a vote by contractowners. The separate account can also change some of its investment policies (that is, the methods used to pursue the objective) without such approval. Of course, there's no guarantee that the separate account will meet its investment objective.


The separate account's general perspective is long-term, and we avoid both extreme conservatism and high risk in investing. Teachers Advisors, Inc. (Advisors) manages the separate account's assets (see "Management and Investment Advisory Arrangements," page 12). Personnel of Advisors, a subsidiary of TIAA, may also manage assets of one or more CREF accounts on behalf of TIAA-CREF Investment Management, Inc., an investment adviser which is also a TIAA subsidiary. Personnel of Advisors may also manage assets of other investment companies. Ordinarily, investment decisions for the separate account will be made independently, but managers for the separate account may at times decide to buy or sell a particular security at the same time as for a CREF account or another investment company whose assets they may also be managing. If so, investment opportunities are allocated equitably, which can have an adverse effect on the size of the position the separate account buys or sells, as well as the price paid or received for it.


Investment Objective

The investment objective of the separate account is favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

Investment Mix

The separate account attempts to track the U.S. stock market as a whole by investing substantially all of its assets in stocks included in the Russell
3000(R) Index (See "The Russell 3000 Index," below). The separate account doesn't try to match the Russell 3000 precisely by holding all 3,000 stocks. Rather, we use sampling to try to emulate the index's overall investment characteristics. The portfolio won't be managed in the traditional sense of picking individual securities based on economic, financial, and market analysis. This means that a company can remain in the portfolio even if it performs poorly.

Using the Russell 3000 as the measure of the U.S. equity market isn't fundamental to the separate account's objective or investment policies, and the management committee can substitute other indices without contractowner approval. We'll notify you, however, before making any change in the target index.

We expect that in periods when the overall U.S. stock market is rising, the separate account's unit value will also rise, while in market declines, the separate account's unit value will likewise decline. We don't expect to match the index precisely. However, we expect the separate account to closely track the index. To ensure this, a correlation coefficient will be calculated daily using the separate account's returns from the most recent 30 trading days and the index's returns for the same period. We expect the correlation coefficient usually to be above 0.99 and in any case never to fall below 0.98. If it approaches 0.98, we'll rebalance the portfolio--a process which involves realigning portfolio weights and/or adding more stocks to the separate account. Since the index's returns aren't reduced by operating or investment expenses, the separate account's ability to match the index will be adversely affected by the costs of buying and selling stocks and other expenses. However, we expect expenses to be low compared to an actively managed stock portfolio.

The Russell 3000 Index


The Russell 3000 is an index of the 3,000 largest publicly traded U.S. corporations, based on the value of their outstanding stock. According to Frank Russell Company, Russell 3000 companies account for about 98 percent of the total market capitalization of the publicly-traded U.S. equity market. The market capitalization of individual companies in the Russell 3000 ranged from $20.0 million to $163.27 billion, with an average of $2.56 billion as of December 31, 1996.


Frank Russell Company chooses the stocks in the index solely on a statistical basis, using market capitalization. The stocks are weighted in the index by relative market value. Frank Russell Company can change stocks in the index and their weightings from time to time. We'll adjust the separate account's portfolio to reflect the changes as appropriate. We can also adjust the separate account's portfolio because of mergers and similar events.

The separate account hasn't been endorsed or sponsored by and isn't affiliated with Frank Russell Company. A stock's presence in the Russell 3000 doesn't mean that Frank Russell Company believes that it's an attractive investment. Frank Russell Company isn't responsible for any literature about the separate account and makes no representations or warranties about its content. The Russell 3000 is a trademark and service mark of Frank Russell Company.

Other Investments


The separate account can also hold other investments whose return depends on stock market prices. These include stock index futures contracts, options (puts and calls) on futures contracts, and debt securities whose prices or interest rates are linked to the return of a recognized stock market index. The separate account can also make swap arrangements where the return is linked to a recognized stock market index. The separate account would make such investments in order to seek to match the total return of the Russell 3000. However, they might not track the return of the Russell 3000 in all cases and can involve additional credit risks. Investing in options or futures contracts and entering into equity swaps involve special risks. For more information, see the SAI. Such investing by the separate account is subject to any necessary regulatory approvals.


The  separate   account  can  hold  other  types  of   securities   with  equity
characteristics, such as bonds convertible into common stock, warrants, preferred stock, and depository receipts for such securities. In addition, the separate account can hold fixed- income securities that it acquires because of mergers, recapitalizations, or otherwise. For liquidity, the separate account can also invest in short-term debt securities and other money market instruments, including those denominated in foreign currencies.

Other Investment Issues and Risks

Options, Futures, and Other Investments

The separate account can buy and sell options (puts and calls) and futures to the extent permitted by the New York State Insurance Department, the SEC, and the Commodity Futures Trading Commission. We intend to use options and futures primarily as hedging techniques or for cash management, not for speculation, but they involve special considerations and risks nonetheless. For more information, see the SAI.

The separate account can also invest in newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with its investment objective and regulatory requirements. For more information, see the SAI.

Illiquid Securities

The separate account can invest up to 10 percent of its assets in investments that may not be readily marketable. It may be difficult to sell these investments for their fair market value.

Repurchase Agreements


Repurchase agreements are one of several short-term vehicles the separate account can use to manage cash balances effectively. In a repurchase agreement, we buy an underlying debt instrument on condition that the seller agrees to buy it back at a fixed time (usually a relatively short period) and price. The period from purchase to repurchase is usually no more than a week and never more than a year. Repurchase agreements may involve special risks. For more information, see the SAI.


Firm Commitment Agreements


The separate account can enter "firm commitment" agreements to buy securities at a fixed price or yield on a specified future date. We expect that these transactions will be relatively infrequent. For more information, see the SAI.


Investment Companies

The separate account can invest up to 10 percent of its assets in other investment companies.

Securities Lending


Subject to certain restrictions, the separate account can seek additional income by lending securities to brokers, dealers, and other financial institutions. Brokers and dealers must be registered with the SEC and be members of the National Association of Securities Dealers, Inc. (NASD); any recipient must be unaffiliated with TIAA. All loans will be fully collateralized. If we lend a security, we can call in the loan at any time. For more information, see the SAI.


Borrowing


The separate account can borrow money from banks (no more than 33-1/3 percent of the market value of its assets at the time of borrowing). It can also borrow money from other sources temporarily (no more than 5 percent of the total market value of its assets at the time of borrowing). For more information, see the SAI.


Performance Information

From time to time, we advertise the total return and average annual total return of the separate account. "Total return" means the cumulative percentage increase or decrease in the value of an investment over standard one-, five-, and ten-year periods (and occasionally other periods as well).

"Average annual total return" means the annually compounded rate that would result in the same cumulative total return over the stated period.

All performance figures are based on past investment results. They aren't a guarantee that the separate account will perform equally or similarly in the future. Write or call us for current performance figures for the separate account (see "Contacting TIAA," page 27).

Valuation of Assets

We calculate the value of the assets as of the close of every valuation day. Except as noted below, we use market quotations or independent pricing services to value securities and other instruments. If market quotations or independent pricing services aren't readily available, we'll use fair value, as decided in good faith under the direction of the management committee. For more information, see the SAI.

Management and Investment Advisory Arrangements


The principal responsibility for directing the separate account's investments and administration rests with its management committee. Advisors manages the assets in the separate account. A wholly-owned subsidiary of TIAA, Advisors is registered under the Investment Advisers Act of 1940. Its duties include conducting research, recommending investments, and placing orders to buy and sell securities. It also provides for all portfolio accounting, custodial, and related services for the separate account. Advisors and its personnel act consistently with the investment objectives, policies, and restrictions of the separate account.


TIAA restricts the ability of those personnel of Advisors who have direct responsibility and authority for making investment decisions for the separate account to trade in securities for their own accounts. The restrictions also apply to members of their households, i.e., spouses, domestic partners and relatives sharing the same home. Transactions in securities by those individuals are subject to preclearance procedures and reporting requirements, including a requirement that they send duplicate confirmation statements and other account reports to a special compliance unit.

The Contract


The contract is an individual flexible-premium (you can contribute varying amounts) deferred annuity that accepts only after-tax dollars from eligible purchasers. The rights and benefits under the variable component of the contract are summarized below; however, the descriptions you read here are qualified entirely by the contract itself. Subject to regulatory approval, we offer the contracts to residents of all fifty states, the District of Columbia, and Puerto Rico.


Eligible Purchasers of the Contract

An employee or a retiree of an eligible institution can purchase a contract. For this purpose, an individual who retired after attainment of age 55 and completed at least five years of service at an eligible institution is considered to be a "retiree." A spouse or domestic partner of an employee or retiree can also purchase a contract. Two adults will be considered to be "domestic partners" if they have lived together continuously for at least six months and intend to reside together perma-nently, are mutually responsible for their common welfare, have no other domestic partnership or marriage, and are not blood relatives.

Remitting Premiums


We'll issue you a contract as soon as we receive your completed application and your initial premium of at least $2,000 at our home office, even if you don't initially allocate any premiums to the separate account. (The $2,000 minimum doesn't apply if application and payment of at least $25 is accompanied by an agreement for electronic funds transfer (EFT) or are collected by payroll deduction and forwarded by your employer. We also reserve the right to temporarily waive the $2,000 minimum initial premium amount.) We will credit your initial premium within two business days after we receive all necessary information or the premium itself, whichever is later. If we don't have the necessary information within five business days, we'll contact you to explain the delay. We'll return the initial premium at that time unless you consent to our keeping it and crediting it as soon as we receive the missing information from you.

Subsequent premiums must be for at least $100. However, we will also accept premiums of at least $25 through electronic funds transfer or payroll deduction. Additional premiums will be credited as of the business day we receive them. Except as described below, the contract doesn't restrict how large your premiums are or how often you send them, although we reserve the right to impose restrictions in the future. Unless your contract was issued before November 1, 1994, your total premiums and transfers to the separate account during the "free look" period can't exceed $10,000 if you live in any of the following states:



                  "Free Look" Period
Jurisdiction            (days)
------------      ------------------
Georgia                   10
Idaho                     20
Massachusetts             10
Nebraska                  10
Nevada                    10
North Carolina            30
South Carolina            31
Texas                     30
Utah                      10
Washington                10
West Virginia             10

Total premiums and transfers to the fixed account in any 12-month period could be limited to $300,000, so you should contact us if you want more than $300,000 to be credited to the fixed account during any such period (see "Contacting TIAA," page 27).

Currently, TIAA will accept premiums at any time both the contractowner and the annuitant are living and your contract is in the accumulation period. However we reserve the right not to accept premiums under this contract after you have been given three months' notice. If TIAA stops accepting premiums under this contract, we will accept premiums under a new contract issued to you with the same annuitant, annuity starting date, beneficiary, and methods of benefit payment as those under this contract at the time of replacement.

Accumulation Units

Premiums paid to the separate account purchase accumulation units. When you remit premiums or transfer amounts into the separate account, the number of your units will increase; when you transfer amounts from the account (including applying funds to the fixed account to begin annuity income) or take a cash withdrawal, the number of your units will decrease. We calculate how many accumulation units to credit by dividing the amount allocated to the separate account by its unit value for the business day when we received your premium. We may use a later business day for your initial premium. To determine how many accumulation units to subtract for transfers and cash withdrawals, we use the unit value for the business day when we receive your completed transaction request and all required information and documents. (You can choose to have your transaction completed at a later date; if you do, we will use that later date as the valuation day.) For amounts to be applied to begin annuity income, the unit value will be the one for the last valuation day of the month when we receive all required information and documentation (see "The Annuity Period," page 17). For amounts to be applied to begin death benefits, the unit value will be the one for the valuation day when we receive proof of death (see "Death Benefits," page 20).

The value of the accumulation units will depend mainly on investment experience, though the unit value reflects expense deductions from assets (see "Charges," page 16). The unit value is calculated at the close of each valuation day. We multiply the previous day's unit value by the net investment factor for the separate account. The net investment factor is calculated as A divided by B, where A and B are defined as: A equals the value of the separate account's net assets at the end of the day, excluding the net effect of transactions (i.e., premiums received, benefits paid, and transfers to and from the account) made during that day. This amount is equal to the net assets at the end of the prior day (including the net effect of transactions made during the prior day) increased/decreased by realized and unrealized capital gains/losses, dividends, and investment income and decreased by expense and risk charges. B is the value of the separate account's net assets at the end of the prior day (including the net effect of transactions made during the prior day).

The Fixed Account

Premiums allocated and amounts transferred to the fixed account become part of the general account assets of TIAA, which support insurance and annuity obligations. The general account includes all the assets of TIAA, except those in the separate account or in any other TIAA separate investment account. Interests in the fixed account have not been registered under the Securities Act of 1933 (the

1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Neither the fixed account nor any interests therein are generally subject to the 1933 Act or 1940 Act. The SEC staff has told us that they haven't reviewed the information in this prospectus about the fixed account.

You can allocate premiums to the fixed account or transfer from the separate account to the fixed account at any time. In contrast, you can transfer or take a cash withdrawal from the fixed account only once every 180 days. TIAA may defer payment of a transfer or cash withdrawal from the fixed account for up to six months.

When you invest in the separate account, you bear the investment risk. However, TIAA bears the full investment risk for all accumulations in the fixed account. Currently TIAA guarantees that amounts in the fixed account will earn interest of at least 3 percent per year. At its discretion, TIAA can credit amounts in the fixed account with interest at a higher rate than 3 percent per year. TIAA has sole investment discretion for the fixed account, subject to applicable law.

This prospectus provides information mainly about the contract's variable component, which is funded by the separate account. For more about the fixed account, see the contract itself.

Transfers Between the Separate Account and the Fixed Account

Subject to the conditions below, you can transfer some (at least $1,000 at a time) or all of the amount accumulated under your contract between the separate account and the fixed account. Currently, we don't charge you for transfers from the separate account to the fixed account. We don't currently limit the number of transfers from the separate account, but we reserve the right to do so in the future to one every 90 days. Transfers to the fixed account begin participating on the day following effectiveness of the transfer (see below).

Cash Withdrawals

You can withdraw some or all of your accumulation in the separate account as cash. Cash withdrawals must be for at least $1,000 (or your entire accumulation, if less). We reserve the right to cancel any contract where no premiums have been paid to either the separate account or the fixed account for three years and your total amount in the separate account and the fixed account falls below $2,000. Currently, there's no charge for cash withdrawals.

If you withdraw your entire accumulation in the separate account and the fixed account, we'll cancel your contract and all of our obligations to you under the contract will end.

General Considerations for All Transfers and Cash Withdrawals

You can tell us how much you want to transfer or withdraw in dollars, accumulation units, or as a percentage of your accumulation.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and any required information and documentation. You can also defer the effective date of a transfer or cash withdrawal to a future business day acceptable to us.

To request a transfer, write to TIAA's home office or call us at 1 800 223-1200. If you make a telephone transfer at any time other than during a business day, it will be effective at the close of the next business day. We reserve the right to suspend or terminate transfers by telephone.

Tax Issues

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are usually taxed at the rates for ordinary income -- i.e., they are not treated as capital gains. They may subject you to early-distribution taxes as well. For details, see "Federal Income Taxes," page 22.

Charges

Separate Account Charges


Charges are deducted each valuation day from the assets of the separate account for various services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. We expect that expense deductions will be relatively low.


Advisors, a wholly-owned subsidiary of TIAA, provides the investment management services. TIAA itself provides the administrative services for the separate account and the contracts.

Investment Advisory Charge. This charge is for investment advice, portfolio accounting, custodial, and similar services provided for by Advisors. The investment management agreement between Advisors and the separate account sets the investment advisory fee at 0.30 percent annually. Currently, Advisors has agreed to waive a portion of that fee, so that the daily deduction is equivalent to 0.07 percent of net assets annually.

Administrative Expense Charge. This charge is for administration and operations, such as allocating premiums and administering accumulations. The current daily deduction is equivalent to 0.20 percent of net assets annually.


Mortality and Expense Risk Charge. TIAA imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract. The current daily deduction is equal to 0.10 percent of net assets annually. Accumulations and annuity payments aren't affected by changes in actual mortality experience or by TIAA's actual expenses.

TIAA's mortality risks come from its contractual obligations to make annuity payments and to pay death benefits before the annuity starting date. This assures that neither your own longevity nor any collective increase in life expectancy will lower the amount of your annuity payments. TIAA also bears a risk in connection with its death benefit guarantee, since a death benefit may exceed the actual amount of an accumulation at the time when it's payable.

TIAA's expense risk is the possibility that TIAA's actual expenses for administering the contract and the separate account will exceed the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge isn't enough to cover TIAA's actual costs, TIAA will absorb the deficit. On the other hand, if the charge more than covers costs, the excess will belong to TIAA. TIAA will pay a fee from its general account assets, which may include amounts derived from the mortality and expense risk charge, to Teachers Personal Investors Services, Inc. (TPIS), the principal underwriter of the variable component of the contract for distribution of the variable component of the contract.

Other Charges

No Deductions from Premiums. The contract provides for no front-end charges.

Premium Taxes. Currently, contracts issued to residents of several states and the District of Columbia are subject to a premium tax. Charges for premium taxes on a particular contract ordinarily will be deducted from the accumulation when it's applied to provide annuity payments. However, if a jurisdiction requires payment of premium taxes at other times, such as when premiums are paid or when cash withdrawals are taken, we'll deduct premium taxes at those times. Current state premium taxes, where charged, range from 1.00 percent to 3.50 percent of annuity payments.

Brokerage Fees and Related Transaction Expenses

Brokers' commissions, transfer taxes, and other portfolio fees are charged to the separate account (see the SAI).

The Annuity Period


All annuity payments are paid to the contractowner from the fixed account. (Annuity payments may be available from the separate account in the future.) TIAA fixed annuity payments are usually monthly. You can choose quarterly, semi-annual, and annual payments as well. TIAA reserves the right not to make payments at any interval that would cause the initial payment to be less than $100.

The value of the amount accumulated upon which payments are based will be set at the end of the last calendar day of the month before the annuity starting date. The total value of annuity payments may be more or less than total premiums paid by the contractowner.

Technically all benefits are payable at TIAA's home office, but we'll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments sent changes, it's your responsibility to let us know. We can send payments to your residence or bank abroad, although there are some countries where the U.S. Treasury Department imposes restrictions.

Annuity Starting Date

Generally you pick an annuity starting date (it has to be the first day of a month) when you first apply for a contract. If you don't, we'll tentatively assume the annuity starting date will be the latest permissible annuity starting date (i.e., the first day of the month after the annuitant's eighty-fifth birthday). You can change the annuity starting date at any time before annuity payments begin (see "Choices and Changes," page 26). In any case, the annuity starting date must be at least fourteen months after the date your contract is issued.

For payments to begin on the annuity starting date, we must have received all information and documentation necessary for the income option you've picked. (For more information, contact TIAA--see page 27.) If we haven't received all the necessary information, we'll defer the annuity starting date until the first day of the month after the information has reached us, but not beyond the latest permissible annuity starting date. If, by the latest permissible annuity starting date, you haven't picked an income option or if we have not otherwise received all the necessary information, we will begin payments under a Single Life Annuity with a 10-Year Guaranteed Period (or a shorter period if required to meet federal tax law). Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment.

Income Options

You have a number of different annuity options to choose among. You may select from the several income options set forth in your contract (all from the fixed account) or any other annuity option available from TIAA at the time of selection. However, federal tax law might limit the options available to you. You may change your choice any time before payments begin, but once they have begun no change can be made. At the annuity starting date, the dollar amount of each periodic annuity payment is fixed, based upon the number and value of the separate account accumulation units being converted to annuity income, the ages of the annuitant and (under a survivor income option) the annuity partner, and the annuity purchase rates at that time. (These will not be lower than the rates provided in your contract.) Payments won't change while the annuitant and the annuity partner (under a survivor income option) are alive. After the end of the accumulation period, your contract will no longer participate in the separate account.

The current options are:

   Single Life Annuity. Pays income (usually monthly) as long as the annuitant lives. Remember: All payments end at the annuitant's death so that it would be possible, for example, for the contractowner to receive only one payment if the annuitant died less than a month after annuity payments started. If you die before the annuitant, your beneficiary becomes the contractowner.

   Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period. Pays income (usually monthly) as long as the annuitant lives or until the end of the guaranteed period, whichever is longer. If the annuitant dies before the period is up, payments continue for the remaining time. If you die while any payments remain due, your beneficiary becomes the contractowner.

   Payments for a Fixed Period. Pays income (usually monthly) for a stipulated period of not less than two nor more than thirty years. At the end of the period you've chosen, payments stop. If you die before the period is up, your beneficiary becomes the contractowner.


   Survivor Income Options. Pays income at least as long as the annuitant and the annuity partner are alive, then continue upon the death of one at either the same or a reduced level at least until the second person dies. Once annuity payments begin under a survivor annuity, you can't change the annuity partner. If you die while any payments remain due, your beneficiary becomes the contractowner.


(bullet) Full Benefit, with or without Guaranteed Period. If the annuitant or the annuity partner dies, payments continue for the life of the survivor. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments continue for the rest of the period.

(bullet) Two-Thirds Benefit, with or without Guaranteed Period. If the annuitant or the annuity partner dies, payments of two-thirds of the amount that would have been paid if both had lived continue for the life of the survivor. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of two- thirds of the amount that would have been paid if both had lived continue for the rest of the period.

(bullet) Half-Benefit after the Death of the Annuitant, with or without Guaranteed Period. If the annuity partner outlives the annuitant, payments of half the amount that would have been paid if the annuitant had lived will continue for the life of the annuity partner. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of half the amount that would have been paid if the annuitant had lived continue for the rest of the period.

We may make variable income options available in the future, subject to applicable law.

Death Benefits

Death benefits become payable when we receive proof that you or the annuitant has died during the accumulation period. When you fill out an application for a contract, you name one or more beneficiaries to receive the death benefit if you die. You can change your beneficiary at any time during the accumulation period (see "Choices and Changes," page 26). For more information on designating beneficiaries, contact TIAA or your legal advisor. If the annuitant dies during the accumulation period, you become the death benefit payee.

Your accumulation will continue participating in the investment experience of the separate account up to and including the day when we receive proof of death. Ordinarily, we will transfer your separate account accumulation to the fixed account as of the day we receive proof of death. However, if the contractowner's spouse is the sole beneficiary, when the contractowner dies the spouse can choose to become the contractowner and continue the contract, or receive the death benefit. If the spouse does not make a choice within 60 days after we receive proof of death, the spouse will automatically become the contractowner. The spouse will also become the annuitant if the contractowner was the annuitant.

The amount of the death benefit will equal the greater of (1) the amount you have accumulated in the separate and fixed accounts on the day we receive proof of death or, if that isn't a business day, on the next business day, or (2) the total premiums paid under your contract minus any cash withdrawals (or surrender charges on cash withdrawals or transfers from the fixed account). If (2) is greater than (1), we'll deposit the difference in the fixed account as of the day we receive proof of death.

You can choose in advance the method by which death benefits should be paid, or you can leave it up to the death benefit payee. Except with the Single-Sum Payment and Interest Payments methods, the amount of each periodic payment is fixed (see "The Fixed Account," page 14). While you and the annuitant are both alive, you can change the method of payment you've chosen. You can also stipulate that your beneficiary not change the method you've specified in advance. (To choose, change, or restrict the method by which death benefits are to be paid, you or your beneficiary has to notify us in writing.) Once death benefits start, the method of payment can't be changed.

To pay a death benefit, TIAA must have received all necessary forms and documentation. (For more information, contact TIAA--see page 27) Even if we have not received all of the required information, death benefits must begin by the first day of the month following the 60th day after we receive proof of death. If no method of payment has been chosen by that time, we'll pay the entire death benefit to the death benefit payee within five years of death, using the Payments for a Fixed Period method. If the contractowner isn't a natural person (e.g., it's an estate or a corporation), we'll apply these distribution requirements if the annuitant dies.

Methods of Payment

TIAA limits the methods of payment for death benefits to those suitable under federal income tax law for annuity contracts. (For more information, see "Taxation of Annuities," page 23) With methods offering periodic payments, benefits are usually monthly, but the death benefit payee can request to receive them quarterly, semiannually, or annually instead. Federal law may restrict the availability of certain methods to the death benefit payee; conversely, TIAA may offer additional methods in the future. At present, the methods of payment for TIAA death benefits are: Single-Sum Payment. The entire death benefit is paid at once (within seven days after we receive all necessary forms and documentation). When the beneficiary is an estate, the single-sum method is automatic, and TIAA reserves the right to pay death benefits only as a single sum to corporations, trustees, partnerships, guardians, or any beneficiary not a natural person.

    Single Life Annuity. Payable monthly for the life of the death benefit payee, with payments ending when he or she dies.

    Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period. Payable monthly for the death benefit payee's lifetime or until the end of the period chosen, whichever is later. If he or she dies before the period is up, the remaining payments continue to the person named to receive them (see "Choices and Changes," page 26). Federal tax law says the guaranteed period selected can't exceed the death benefit payee's life expectancy.

    Payments for a Fixed Period. Payable over two to thirty years, as determined by you or your beneficiary. At the end of the selected period, payments stop. If the death benefit payee dies before the period is up, the remaining payments continue to the person named to receive them. Federal tax law says the fixed period selected can't exceed the death benefit payee's life expectancy.

    Interest Payments. We'll pay interest on the amount of the death benefit each month for two to thirty years. You (or your beneficiary, unless you specify otherwise) choose the period. The death benefit is payable at the end of the period chosen. If the death benefit payee dies before the interest payment period is up, the death benefit becomes payable immediately. For this interest-only method, the death benefit must be at least $5,000.

The Single Life Annuity and the Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period methods are available only if the death benefit payee is a natural person. Under any method (except the Interest Payments method) that would result in payments of less than $100 a month, we reserve the right to require a change in choice that will result in payments of $100 or more. You or your beneficiary can use more than one method of payment, but each has to meet the same $100 minimum-payment requirement.

Timing of Payments

Usually we'll make the following kinds of payments from the separate account within seven calendar days after we've received the information we need to process a request:

     1. Cash withdrawals;

     2. Transfers to the fixed account; and

     3. Death benefits.

We can extend the seven-day period only if (1) the New York Stock Exchange is closed (or trading restricted by the SEC) on a day that isn't a weekend or holiday; (2) an SEC-recognized emergency makes it impractical for us to sell securities or determine the value of assets in the separate account; or (3) the SEC says by order that we can or must postpone payments to protect you and other separate account contractowners.

Federal Income Taxes

The following discussion is based on our understanding of current federal income tax law as the IRS now interprets it. We can't guarantee that the law or the IRS's interpretation won't change.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect your final outcome.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

Under the IRC, you could be considered the owner of the assets of the separate account used to support your contract. If this happens, you'd have to include income and gains from the separate account assets in your gross income. The IRS has published rulings stating that a variable contractowner will be considered the owner of separate account assets if the contractowner has any powers that the actual owner of the assets might have, such as the ability to exercise investment control. The Treasury Department says that the regulations on investment diversification don't provide guidance about when and how investor control of a segregated asset account's investment could cause the investor rather than the insurance company to be treated as the owner of the assets for tax purposes. The Treasury Department has also stated that the IRS would issue regulations or rulings clarifying the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


Your ownership rights under the contract are similar but not identical to those described by the IRS in rulings that held that contractowners were not owners of separate account assets, so the IRS might not rule the same way in your case. TIAA reserves the right to change the contract if necessary to help prevent your being considered the owner of the separate account's assets.

Required Distributions. To qualify as an annuity contract under section 72(s) of the IRC, a contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names to assume ownership when the owner dies. A designated beneficiary must be a natural person. If a contractowner's spouse is the designated beneficiary, he or she can continue the contract when the contractowner dies.


The contract is designed to comply with section 72(s). TIAA will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

Taxation of Annuities

Assuming the contracts qualify as annuity contracts for federal income tax purposes:

In General. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income. Generally under the IRC, withdrawals are first allocated to investment earnings.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the accumulation over the "invest ment in the contract" during the taxable year. There are some exceptions to this, and agents of prospective owners that are not natural persons may wish to discuss them with a competent tax advisor.

The following discussion applies generally to contracts owned by a natural person:


Withdrawals. If you withdraw funds from your contract before the annuity starting date, IRC section 72(e) usually deems taxable any amounts received to the extent that the accumulation value immediately before the withdrawal exceeds the investment in the contract. Any remaining portion of the withdrawal is not taxable. The investment in the contract usually equals all premiums paid by the contractowner or on the contractowner's behalf.


If you withdraw your entire accumulation under a contract, you will be taxed only on the part that exceeds your investment in the contract.

Annuity Payments. Although tax consequences can vary with the income option you pick, IRC section 72(b) provides generally that, before you recover the investment in the contract, gross income does not include that fraction of any annuity income payments that equals the ratio of investment in the contract to the expected return at the annuity starting date. After you recover your investment in the contract, all additional annuity payments are fully taxable.

Taxation of Death Benefit Proceeds. Amounts may be paid from a contract because an owner has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Death benefits paid under the Interest Payments method are usually taxed like a full withdrawal from the contract, and the interest payable thereon is taxable as it is paid.

Penalty Tax on Some Withdrawals. You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

    (1) on or after you reach 59-1/2;

    (2) after you die (or after the annuitant dies, if the owner isn't an individual);

    (3) after you become disabled; or

    (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint life (or life expectancy) of you and your beneficiary.


Possible Tax Changes. In recent years, legislation has been proposed that would adversely change the federal taxation of certain annuities. For example, one proposal would have taxed income on non-qualified annuities that did not have "substantial life contingencies" when it was credited to the annuity. As of the date of this prospectus, Congress is not considering any legislation on annuity taxation.

However, there is always the possibility that the tax treatment of annuities could change, and it's also possible that some changes could be retroactive (that is, effective prior to the actual date of the change).


Transfers, Assignments, or Exchanges of a Contract


Transferring contract ownership, designating an annuitant, payee or other beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

Multiple Contracts


In determining gross income, section 72(e) generally treats as one contract all TIAA non-qualified deferred annuity contracts issued after October 21, 1988 to the same owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). It is possible, for instance, that if you take annuity payments from only one of the contracts, they could be taxed like individual withdrawals (see above).
There might be other situations where Treasury concludes that it would be appropriate to treat two or more annuity contracts purchased by the same owner as if they were one contract. Consult a tax advisor before buying more than one annuity contract for the purpose of gaining a tax advantage.


Possible Charge for TIAA's Taxes

Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes--see page 17), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Tax Advice

What we tell you here about federal and other taxes isn't comprehensive and is for general information only. It doesn't cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax advisor.

Voting Rights

The separate account doesn't plan to hold annual meetings of contractowners. When contractowner meetings are held, contractowners generally can vote (1) to elect the management committee; (2) to ratify the selection of an independent auditor for the separate account; and (3) on any other matter that requires a vote by contractowners.

On the record date, you'll have one vote per dollar of your accumulation.

When we use the phrase "majority of outstanding voting securities" in this prospectus and the SAI, we mean the lesser of (a) 67 percent of the voting securities present, as long as the holders of at least half the voting securities are present or represented by proxy; or (b) 50 percent of the outstanding voting securities. If a majority of outstanding voting securities isn't required to decide a question, we'll generally require a quorum of 10 percent of the securities, with a simple majority required to decide the issue. If laws, regulations, or legal interpretations make it unnecessary to submit any issue to a vote, or otherwise restrict your voting rights, we reserve the right to act as permitted.

General Matters

Choices and Changes

As long as the contract permits, the contractowner (or the annuitant, the annuity partner, beneficiary, or any other payee) can choose or change any of the following: (1) an annuity starting date; (2) an income option; (3) a transfer; (4) a method of payment for death benefits; (5) an annuity partner, beneficiary, or other person named to receive payments; and (6) a cash withdrawal or other distribution. You have to make your choices or changes via a written notice satisfactory to us and received at our home office (see below). You can change the terms of a transfer, cash withdrawal, or other cash distribution only before they're scheduled to take place. When we receive a notice of a change in beneficiary or other person named to receive payments, we'll execute the change as of the date it was signed, even if the signer dies in the meantime. We execute all other changes as of the date received. As already mentioned, we'll delay the effective date of some transactions until we receive additional documentation (see "Remitting Premiums," page 13).

Telephone Transactions

You can use our Automated Service Center to check your accumulation balances and/or your current allocation percentages, transfer between the separate account and the fixed account, and/or allocate future premiums to the separate account or the fixed account by telephone. To use the Automated Service Center, you need to call 1 800 223-1200 on a touch-tone phone. You will be prompted through whatever transactions you select. We'll use reasonable care to confirm that instructions given by telephone are genuine. You will be asked for your contract number and Personal Access Code (PAC) as part of these procedures. The first time you call, you will have to change your PAC. Your PAC can be any 4- to 7-digit number you select, and can also be the same number you use to get information about your Retirement Annuity or

Supplemental Retirement Annuity through the TIAA-CREF Automated Telephone Service. The Automated Service Center is available 24 hours a day. If you are calling from a rotary phone, you may call weekdays between 8 a.m. and 8 p.m., Eastern Time--stay on the line after the initial greeting, and a service representative will assist you. Calls may be recorded for verification.

Contacting TIAA

We won't consider any notice, form, request, or payment to have been received by TIAA until it reaches our home office: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206. You can ask questions by calling toll-free 1 800 223-1200.

Electronic Prospectuses

If you received this prospectus electronically and would like a paper copy, please call 1 800 842-2733, extension 5509, and we will send it to you.

Signature Requirements

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

Distribution of the Contracts


The contracts are offered continuously by Teachers Personal Investors Services, Inc. (TPIS) and, in some instances, TIAA-CREF Individual & Institutional Services, Inc. (Services), which are both registered with the SEC as broker-dealers, are members of the NASD and are direct or indirect subsidiaries of TIAA. TPIS may be considered the "principal underwriter" for interests in the contract. Anyone distributing the contract must be a registered representative of either TPIS or Services, whose main offices are both at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the contracts.


Legal Proceedings

The assets of the separate account are not subject to any legal actions. Neither TIAA nor TPIS nor Advisors is involved in any legal action that we consider material to its obligations to the separate account.

Table of Contents for
Statement of Additional Information


                                                      Page in the Statement of
                         Item                          Additional Information
--------------------------------------------------    ------------------------
Investment Restrictions                                        B-3
Investment Policies and Risk Considerations                    B-4
Options and Futures                                            B-4
Firm Commitment Agreements and Purchase of
  "When-Issued" Securities                                     B-7
Lending of Securities                                          B-8
Repurchase Agreements                                          B-8
Swap Transactions                                              B-9
Segregated Accounts                                            B-10
Other Investment Techniques and Opportunities                  B-10
Portfolio Turnover                                             B-10
Valuation of Assets                                            B-10
Equity Securities                                              B-10
Money Market Instruments                                       B-11
Options                                                        B-11
Investments for Which Market Quotations Are Not
  Readily Available                                            B-11
Management                                                     B-12
Separate Account Management Committee and Officers             B-12
Compensation of Managers                                       B-13
Investment Advisory and Related Services                       B-13
Custody of Portfolio                                           B-13
Auditors                                                       B-13
Brokerage Allocation                                           B-14
Performance Information                                        B-15
Total Return Information for the Separate Account              B-15
Performance Comparisons                                        B-15
Illustrating Compounding, Tax Deferral, and Expense
  Deductions                                                   B-16
Periodic Reports                                               B-17
General Matters                                                B-17
Assignment of Contracts                                        B-17
Payment to an Estate, Guardian, Trustee, etc.                  B-17
Benefits Based on Incorrect Information                        B-17
Proof of Survival                                              B-17
State Regulation                                               B-17
Legal Matters                                                  B-18
Experts                                                        B-18
Additional Considerations                                      B-18
Additional Information                                         B-19
Financial Statements                                           B-19

                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                    Individual Deferred Variable Annuities
                                Funded Through
                          TIAA SEPARATE ACCOUNT VA-1
                                      of
                  TEACHERS INSURANCE AND ANNUITY ASSOCIATION
                                  OF AMERICA

                     STATEMENT OF ADDITIONAL INFORMATION
                                 May 1, 1997

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 1997 (the "Prospectus"), for the variable annuity that is the variable component of the contract. The Prospectus is available without charge upon written or oral request to: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206, Attention: Central Services; telephone 1 800 842-2733, extension 5509. Terms used in the Prospectus are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

                                 [TIAA logo]

TABLE OF CONTENTS


                                                 Location of
                               Page in the        Additional
                               Statement of     Information in
                                Additional      Prospectus, if
            Item               Information        applicable
---------------------------    ------------     --------------
Investment Restrictions             B-3            10-11
Investment Policies and
  Risk Considerations               B-4             8-11
 Options and Futures                B-4               10
 Firm Commitment
   Agreements and  Purchase
   of  "When-Issued"
   Securities                       B-7               11
 Lending of  Securities             B-8               11
 Repurchase  Agreements             B-8               11
 Swap Transactions                  B-9               10
 Segregated Accounts               B-10
 Other Investment
   Techniques and
   Opportunities                   B-10
Portfolio Turnover                 B-10
Valuation of Assets                B-10               12
 Equity Securities                 B-10
 Money Market  Instruments         B-11
 Options                           B-11
 Investments for Which
   Market Quotations  Are
  Not Readily  Available           B-11
Management                         B-12               12
 Separate Account
   Management  Committee
  and  Officers                    B-12
 Compensation of  Managers         B-13
Investment Advisory and
  Related Services                 B-13               8, 12
 Custody of Portfolio              B-13
 Auditors                          B-13
Brokerage Allocation               B-14
Performance Information            B-15               11
 Total Return  Information
  for the  Separate Account        B-15
 Performance  Comparisons          B-15
 Illustrating  Compounding,
  Tax  Deferral, and
   Expense Deductions              B-16
Periodic Reports                   B-17
General Matters                    B-17
 Assignment of  Contracts          B-17
 Payment to an Estate,
   Guardian, Trustee,  etc.        B-17
 Benefits Based on
   Incorrect  Information          B-17
 Proof of Survival                 B-17
State Regulation                   B-17                7
Legal Matters                      B-18               27
Experts                            B-18
Additional Considerations          B-18
Additional Information             B-19
Financial Statements               B-19                6

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies with respect to the separate account and may not be changed without the approval of a majority of the outstanding voting securities, as that term is defined under the 1940 Act, in the separate account:

   1. The separate account will not issue senior securities except as SEC regulations permit;

   2. The separate account will not borrow money, except: (a) the separate account may purchase securities on margin, as described in restriction 9 below; and (b) from banks (only in amounts not in excess of 33-1/3% of the market value of the separate account's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5% of the separate account's total assets taken at market value at the time of borrowing). Money may be temporarily obtained through bank borrowing, rather than through the sale of portfolio securities, when such borrowing appears more attractive for the separate account;

   3. The separate account will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio;

   4. The separate account will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

   5. The separate account will not make an investment in an industry if after giving effect to that investment the separate account's holding in that industry would exceed 25% of the separate account's total assets--this restriction, however, does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

   6. The separate account will not purchase real estate or mortgages directly;

   7. The separate account will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein;


   8. The separate account will not make loans, except: (a) that it may make loans of portfolio securities not exceeding 33-1/3% of the value of its total assets, which are collateralized by either cash, United States Government securities, or other means permitted by applicable law, equal to at least 102% of the market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily;
   (b) loans through entry into repurchase agreements may be made; (c) privately-placed debt securities may be purchased; or (d) participation interests in loans, and similar investments, may be purchased; and


   9. The separate account will not purchase any security on margin (except that the separate account may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change of values in portfolio securities will not be considered a violation.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

Options and Futures

The separate account may engage in options and futures strategies to the extent permitted by the New York State Insurance Department and subject to SEC and Commodity Futures Trading Commission ("CFTC") requirements. It is not the intention of the separate account to use options and futures strategies in a speculative manner but rather to use them primarily as hedging techniques or for cash management purposes.

Options. Option-related activities could include (1) the sale of covered call option contracts, and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) the buying of covered put option contracts, and the selling of put option contracts to close out a position acquired through the purchase of such options; and (3) the selling of call option contracts or the buying of put option contracts on groups of securities and on futures on groups of securities and the buying of similar call option contracts or the selling of put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the separate account may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. As the seller of a call option, the separate account has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. The selling of a call option benefits the separate account if over the option period the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the separate account risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

The separate account may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option which it had previously sold on that security. Depending on the premium for the call option purchased by the separate account, the separate account will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option the separate account, as purchaser, pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the separate account, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

The separate account may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the separate account, the separate account would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the Standard & Poor's 100 Index traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of the separate account's portfolio of securities. To the extent that the separate account's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before the separate account deals in any option.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the separate account may purchase and sell futures contracts on securities or other instruments, or on groups or indexes of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of a fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on future investments than actually may be available at the future time. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains respectively on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract--assuming a "long" position--the separate account legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract--assuming a "short" position--it legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the separate account usually will be liquidated in this manner, the separate account may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to the separate account to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing- out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions simply are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the separate account with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock- specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the separate account may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the separate account can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the separate account will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by the separate account upon the purchase or sale of a futures contract. Initially, the separate account will be required to deposit in a custodial account an amount of cash, United States Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the separate account upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the separate account has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the separate account will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the separate account has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the separate account would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the separate account may elect to close the position by taking an opposite position which will operate to terminate the separate account's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the separate account, and the separate account realizes a loss or a gain. All margin payments will be made to a custodian in the broker's name.

There are several risks in connection with the use by the separate account of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments which are the subject of the hedge. The separate account will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the separate account's portfolio securities or instruments sought to be hedged.

Successful use of futures contracts by the separate account for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that, where the separate account has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the separate account's portfolio may decline. If this occurred, the separate account would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of the separate account's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if the separate account has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the separate account will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the separate account has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The separate account may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

The separate account may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that the separate account enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non-hedging positions in commodity futures or commodity options contracts may not exceed 5% of the liquidation value of the separate account's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5% ).

Options and futures transactions may increase the separate account's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

Firm Commitment Agreements and Purchase of "When-Issued" Securities

The separate account can enter into firm commitment agreements for the purchase of securities on a specified future date. When the separate account enters into firm commitment agreements, liability for the purchase price--and the rights and risks of ownership of the securities--accrues to the separate account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the separate account to purchase the security at a price above the current market price on the date of delivery and payment. During the time the separate account is obligated to purchase such securities, it will be required to segregate assets (see "Segregated Accounts," page B-10). The separate account will not purchase securities on a "when issued" basis if, as a result, more than 15% of its net assets would be so invested.

Lending of Securities

Subject to investment restriction 8(a) on page B-3 (relating to loans of portfolio securities), the separate account may lend its securities to brokers and dealers that are not affiliated with TIAA, are registered with the SEC and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, the separate account will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily. By lending its securities, the separate account will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the separate account by the borrower of the securities. Such loans will be terminable by the separate account at any time and will not be made to affiliates of TIAA. The separate account may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The separate account may pay reasonable fees to persons unaffiliated with the separate account for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Repurchase Agreements

Repurchase agreements have the characteristics of loans by the separate account, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the separate account retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the separate account's seller to deposit with the separate account additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The separate account will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the separate account may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the separate account would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the separate account; in such event the separate account might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions

The separate account may, to the extent permitted by the New York State Insurance Department and the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into swap transactions, the separate account may be able to protect the value of a portion of its portfolio against declines in market value. The separate account may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities which may arise from time to time. The separate account may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the separate account. However, there can be no assurance that the return the separate account receives from the counterparty to the swap transaction will exceed the return it swaps to that party.


While the separate account will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the separate account would be limited to contractual remedies under the swap agreement. There can be no assurance that the separate account will succeed when pursuing its contractual remedies. To minimize the separate account's exposure in the event of default, the separate account will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When the separate account enters into swap transactions on a net basis, the net amount of the excess, if any, of the separate account's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the separate account's custodian. To the extent the separate account enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the separate account's obligations, if any, with respect to each such swap agreement, accrued on a daily basis (see "Segregated Accounts," page B-10).


Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

To the extent that there is an imperfect correlation between the return the separate account is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. The separate account therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the separate account to engage in swap transactions in a speculative manner but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the separate account.

Segregated Accounts

In connection with when-issued securities, firm commitment agreements, and certain other transactions in which the separate account incurs an obligation to make payments in the future, the separate account may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets such as cash, United States Government securities or other appropriate high grade debt obligations as may be permitted by law.

Other Investment Techniques and Opportunities

The separate account may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, irrespective of how these actions may affect the weight of the particular securities in the separate account's portfolio.

PORTFOLIO TURNOVER

The transactions engaged in by the separate account are reflected in the separate account's portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the separate account's portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the separate account and ultimately by the separate account's contractowners. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.


The separate account has no fixed policy on portfolio turnover. The portfolio turnover rates for the separate account in 1996 and 1995 were 4.55% and 0.98%, respectively.


Because a higher portfolio turnover rate will increase brokerage costs to the separate account, Advisors will carefully weigh the added costs of short-term investment against the gains anticipated from such transactions.

VALUATION OF ASSETS

The assets of the separate account are valued as of the close of each valuation day.

Equity Securities

Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities listed or traded on the New York Stock Exchange or the American Stock Exchange are valued based on their last sale price on such exchange on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Equity securities which are listed or traded on any other exchange are valued in a comparable manner on the principal exchange where traded.

Equity securities traded in the United States over-the-counter market are valued based on the last sale price on the date of valuation for NASDAQ National Market System securities, or at the mean of the closing bid and asked prices if no sale is reported. Other U.S. over-the-counter equity securities are valued at the mean of the closing bid and asked prices.

Money Market Instruments

Money market instruments for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality, and type). Values for money market instruments will be obtained either from one or more of the major market makers or from one or more of the financial information services for the securities to be valued.

Options

Portfolio investments underlying options are valued as described above. Stock options written by the separate account are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of the separate account net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when the separate account writes a call option, the amount of the premium is included in the separate account's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the separate account enters into a closing purchase transaction it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the separate account realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from the separate account's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for Which Market Quotations Are Not Readily Available

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Management Committee (see "Management," below).

                                  MANAGEMENT

Separate Account Management Committee and Officers

The  names  of  the  members  of  the  separate  account  Management   Committee
("Managers") and certain officers of the separate account and information about their principal occupations during the past five years are shown below:


                                           Position(s) Held
         Name and Address*            Age  with Registrant                Principal Occupation(s) During Past 5 Years
----------------------------------   ----- ---------------------  ------------------------------------------------------------
Laurence W. Franz                     57   Manager                Vice President, Business and Finance, and Treasurer,
  Canisius College                                                Canisius College
  2001 Main Street
  Buffalo, New York 14208

Jeanmarie C. Grisi Carnegie           38   Manager                Treasurer, Carnegie Corporation of New York
  Corporation   of New York 437
  Madison Avenue New York, New
  York 10022

Richard M. Norman Rutgers             52   Manager                Vice President for Administration and Associate Treasurer,
  University Old Queens Building,                                 Rutgers, The State University of New Jersey
  Room 101 Somerset-George Street
  New Brunswick, New Jersey 08903

Thomas W. Jones**                     47   Chairman of the        Vice Chairman, TIAA and CREF, since November 1995. President
                                           Management Committee   and Chief Operating Officer, TIAA and CREF, since January
                                           and President          1993. Formerly, Executive Vice President, Finance and
                                                                  Planning, TIAA and CREF

Thomas G. Walsh**                     55   Manager and Executive  President, Teachers Personal Investors Services, Inc., since
                                           Vice President         February 1994, and Executive Vice President, TIAA and CREF

Richard L. Gibbs                      50   Executive Vice         Executive Vice President, TIAA and CREF, since March 1993,
                                           President              and Vice President, TIAA-CREF Investment Management, Inc.
                                                                  ("Investment Management") and TIAA-CREF Individual &
                                                                  Institutional Services, Inc. ("Services"), since January
                                                                  1992. Formerly, Vice President, Finance, TIAA and CREF

Peter C. Clapman                      60   Senior Vice            Senior Vice President and Chief Counsel, Investments, TIAA
                                           President, Secretary   and CREF
                                           and Chief Counsel,
                                           Investments

Richard J. Adamski                    54   Vice President and     Vice President and Treasurer, Investment Management and
                                           Treasurer              Services, since January 1992, and Vice President and
                                                                  Treasurer, TIAA and CREF


---------------

 * The address for all officers of the separate account is 730 Third Avenue, New York, New York 10017-3206. ** These Managers are or may be "interested persons" within the meaning of the Investment Company Act of 1940.

Compensation of Managers


Managers who are not active officers of TIAA each receive $2,500 per year, plus $1,000 for each meeting of the Management Committee attended. Managers who are active officers of TIAA do not receive any additional compensation for their services as Managers. The following table sets forth the compensation paid by the separate account to Managers for the year ended December 31, 1996:



                                (2)                   (3)
                             Aggregate       Pension or Retirement          (4)                 (5)
          (1)              Compensation       Benefits Accrued As        Estimated             Total
     Name of Person,       From Separate       Part of Separate        Benefits Upon     Compensation From
         Position             Account          Account Expenses         Retirement         Fund Complex
------------------------  --------------- ------------------------- -----------------  ---------------------
Laurence W. Franz,            $5,500                 $-0-                  $-0-               $5,500
  Manager
Jeanmarie C. Grisi,           $ -0-*                 $-0-                  $-0-               $  -0-
  Manager
Richard M. Norman,            $5,500                 $-0-                  $-0-               $5,500
  Manager


--------------------

* Ms. Grisi declined to accept compensation for her services.

INVESTMENT ADVISORY AND RELATED SERVICES

Investment advisory services and related services for the separate account are provided by personnel of Teachers Advisors, Inc. ("Advisors"). Advisors is a subsidiary of TIAA and is registered as an investment adviser under the Investment Advisers Act of 1940. Advisors manages the investment and reinvestment of the assets of the separate account, subject to the direction and control of the Management Committee of the separate account. The advisory personnel of Advisors perform all research, make recommendations, and place orders for the purchase and sale of securities. Advisors also provides for all portfolio accounting, custodial, and related services for the assets of the separate account.

As described in the Prospectus, the investment management agreement between Advisors and the separate account provides for payment by the separate account of an investment advisory fee of 0.30% of assets annually. Currently, with Advisors waiving a portion of that fee, a daily deduction from the net assets of the separate account is made at an annual rate of 0.07% for expenses related to the management of the assets of the separate account.

Custody of Portfolio

The custodian for the assets of the separate account is Bankers Trust Company, 16 Wall Street, New York, New York 10015.

Auditors

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, serves as the separate account's independent auditors and, in that regard, provides general auditing services for the separate account.

BROKERAGE ALLOCATION


Advisors is responsible for decisions to buy and sell securities for the separate account as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best price, execution, and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transaction with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of the separate account, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the separate account at the same time as for (i) a CREF account that they may also be managing on behalf of TIAA-CREF Investment Management, Inc. ("Investment Management"), another investment adviser also affiliated with TIAA, or (ii) any other investment company whose assets Advisors may be managing. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the separate account. The aggregate amount of brokerage commissions paid by the separate account during 1996, 1995, and 1994 was $60,134, $22,442, and $16,886, respectively.

Advisors will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. Advisors follows guidelines established by the Management Committee of the separate account for the placing of orders with brokers providing such services. In 1996, no brokerage commissions were paid by the separate account to such brokers as a result of such allocation.


Research or services obtained for the separate account may be used by personnel of Advisors in managing CREF accounts for Investment Management. In such circumstances, the expenses incurred will be allocated in an equitable manner consistent with the fiduciary obligations of personnel of Advisors to the separate account.


During 1996, the separate account acquired securities of certain of its regular brokers or dealers or their parents, where the parent derives more than 15% of its total income from securities related activities. These entities and the value of the securities of these entities held by the separate account as of December 31, 1996, are set forth below:



A. Regular broker or dealer based on brokerage commission paid
   Bear, Stearns & Co. Inc.
   (Parent-Bear, Stearns Cos., Inc.)                        $145,731

B. Regular broker or dealer based on entities acting as principal
   Lehman Commercial Paper Inc.
   (Parent-Lehman Brothers Holdings, Inc.)                  $160,012
   Morgan (J.P.) Securities Corp.
   (Parent-Morgan (J.P.) & Co., Inc.)                       $790,762

PERFORMANCE INFORMATION

Total Return Information for the Separate Account


Total return quotations for the separate account may be advertised. Total return quotations will reflect all aspects of the separate account's return. Average annual total returns are determined by finding the average annual compounded rate of return over a period that reflects the growth (or decline) in value of a hypothetical $1,000 investment made at the beginning of the period through the end of that period, according to the following formula:



                                  P(1 + T)n = EV
where:         P      =  hypothetical initial payment of $1,000
               T      =  average annual total return
               n      =  number of years in the period
              EV      =  ending value of the  hypothetical  investment  at the
                         end of the 1, 5, or 10 year period.


To derive the total return quotations from this formula, the percentage net change in the value of the $1,000 investment from the beginning of the period to the end of such period ("cumulative total return") is determined. Cumulative total returns simply reflect the change in value of an investment over a stated period. Since the accumulation unit value is a "total return" unit value that reflects the investment experience of the separate account and all expense deductions made against the assets of the separate account, the ending value, or EV, of the $1,000 hypothetical investment is determined by applying the percentage change in the accumulation unit value over the period to the hypothetical initial payment of $1,000 less the current deductions from premiums (0%). We then solve the equation for T to derive the average annual compounded rate of return for the separate account over the span of the period, and the resulting "total return" quotation is carried out to the nearest hundredth of one percent.

Set forth below is the total return information for the separate account, which reflects all deductions made from the assets in the account, applied to a hypothetical investment of $1,000:



                                                       Average Annual
                                                       Compound Rate      Cumulative Rate
Period                                                 of Total Return    of Total Return
-------                                                ---------------   ------------------
1 year
   (from January 1, 1996 to December 31, 1996)              21.54%              21.54%
2 years and 2 months
   (from November 1, 1994 date of SEC registration
   to December 31, 1996)                                    24.91%              61.91%


Performance Comparisons

Performance information for the separate account may be compared, in advertisements, sales literature, and reports to contractowners and annuitants, to the performance information reported by other investments and to various indices and averages. Such comparisons may be made with, but are not limited to
(1) the S&P 500, (2) the Dow Jones Industrial Average ("DJIA"), (3) Lipper Analytical Services, Inc. Mutual Fund Performance Analysis Reports and the Lipper General Equity Funds Average, (4) Money Magazine Fund Watch, (5) Business Week's Mutual Fund Scoreboard, (6) SEI Funds Evaluation Services Equity Fund Report, (7) CDA Mutual

Funds Performance Review and CDA Growth Mutual Fund Performance Index, (8) Value Line Composite Average (geometric), (9) Wilshire 5000 Equity Index, (10) Russell 1000, 2000, and 3000 indices, (11) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics (measurement of inflation), (12) VARDS, and (13) Morningstar, Inc. We may also discuss ratings or rankings received from these entities, accompanied in some cases by an explanation of those ratings or rankings, when applicable. In addition, advertisements may discuss the performance of the indices listed above.

The performance of the separate account also may be compared to other indices or averages that measure performance of a pertinent group of securities.
Contractowners should keep in mind that the composition of the investments in the reported averages will not be identical to that of the separate account and that certain formula calculations (i.e., yield) may differ from index to index. In addition, there can be no assurance that the separate account will continue its performance as compared to such indices.

The separate account is not promoted, sponsored, endorsed, or sold by, nor affiliated with, Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the separate account literature or publications and makes no representation or warranty, express or implied, as to their accuracy, completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to change or terminate the Russell 3000 Index. Frank Russell Company has no obligation to take the needs of the separate account or its contractowners into consideration in determining the Index. Frank Russell Company's publication of the Russell 3000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all of the securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness or reliability of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any securities comprising the Index. FRANK RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES OF ANY KIND OR NATURE, INCLUDING WITHOUT LIMITATION, WARRANTIES OF MERCHANTABILITY OR OF FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR SECURITIES INCLUDED THEREIN.

Illustrating Compounding, Tax Deferral, and Expense Deductions

TIAA may illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effects of tax deferral and/or compounding of earnings on an investment in the separate account. We may do this using a hypothetical investment earning a specified rate of return. To illustrate the effects of compounding, we would show how the total return from an investment of the same dollar amount, earning the same or different interest rate, varies depending on when the investment was made. To illustrate the effects of tax deferral, we will show how the total return from an investment of the same dollar amount, earning the same or different interest rates, for individuals in the same tax bracket, would vary between tax-deferred and taxable investments.

TIAA may also illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effect of an investment fund's expenses on total return over time. We may do this using a hypothetical investment earning a specified rate of return. We would show how the total return, net of expenses, from an investment of the same dollar amount in funds with the same investment results but different expense deductions varies increasingly over time. In the alternative, we would show the difference in the dollar amount of total expense charges paid over time by an investor in two or more different funds that have the same annual total return but different asset-based expense charges. We may also compare the separate account's expense charges to those of other variable annuities and other investment products.

PERIODIC REPORTS

Prior to the time an entire accumulation has been withdrawn in cash or transferred to the fixed account a contractowner will be sent a statement each quarter which sets forth the following:

(1) Premiums paid during the quarter; (2) the number and dollar value of accumulation units in the separate account credited to the contractowner during the quarter and in total; (3) cash withdrawals from the separate account during the quarter; and (4) any transfers between the separate account and the fixed account during the quarter.

The separate account also will transmit to contractowners, at least semi-annually, reports showing the financial condition of the separate account and a schedule of investments held in the separate account in which they have accumulations.

GENERAL MATTERS

Assignment of Contracts

You can assign the contract at any time.

Payment to an Estate, Guardian, Trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits Based on Incorrect Information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

Proof of Survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

STATE REGULATION

TIAA and the separate account are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent both quarterly and annual statements on forms promulgated by the New York State Insurance Department. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account's operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA's right to issue the contracts, have been passed upon by Charles H. Stamm, Executive Vice President and General Counsel of TIAA. Legal matters relating to the federal securities laws have been passed upon by Sutherland, Asbill & Brennan, L.L.P., Washington, D.C.

EXPERTS


The financial statements of TIAA and the separate account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which report on the financial statements of TIAA expresses an opinion that such financial statements are presented in conformity with statutory accounting practices, a comprehensive basis of accounting as described in Note 2, and not in conformity with generally accepted accounting principles), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



ADDITIONAL CONSIDERATIONS


Over the past several years, TIAA and CREF have added many new investment vehicles to their line of products. The growing family of TIAA and CREF products is designed to provide additional investment options for those who want to diversify their holdings. Most experts recommend diversification as a good strategy for retirement and other long-term investing, both because a diversified portfolio offers a degree of safety from the volatility of specific markets, and because it allows the investor to benefit from the potential for growth in several different types of investments.

The separate account's Stock Index Account is ideal for people who are seeking growth and are able to make long-term investments. Although past performance is no guarantee of future results, in the past stocks have outperformed many other types of investments. Investors who seek to counter the effects of inflation on their long- term investments should therefore consider investing in stocks. The Stock Index Account could be an appropriate investment for someone who is seeking to supplement his or her retirement income, to purchase a retirement home, finance an extended trip, or build a fund for philanthropic purposes. Of course, there is no guarantee that the investment objective of that or any other fund will be met.


Before investing, you should consider whether your pension plan and social security payments will meet your retirement needs. You should look at your assets and liabilities to help determine whether you need to invest more money to help provide retirement income. You should consider how much time you have until retirement and the effect of inflation and taxes on your savings and investments. You should also keep in mind that experts say that people need 70% to 80% of their pre-retirement income to maintain the same standard of living after retirement. Before contributing to a contract, you should consider whether you have already reached your contribution limit on your TIAA-CREF basic Retirement Annuities, Supplemental Retirement Annuities, and other 403(b) savings plans. Consult your tax advisor to learn more about these limits. You should also consider the risks of any investment relative to its potential rewards. In particular, you should be aware of the risk that arises from market timing.

Market timing is an investment technique whereby amounts are transferred from one category of investment to another (for example, from stocks to bonds) based upon a perception of how each of those categories of investments will perform relative to the others at a particular time. Investors who engage in market timing run the risk that they may transfer out of a type of investment with a rising market value or transfer into a type of investment with a falling market value. We do not endorse the practice of market timing. The variety of issues to consider highlights the importance of the support and services that TIAA provides. These services include: (1) retirement and life insurance planning expertise from professional counselors rather than commissioned salespeople; (2) detailed information through quarterly transaction reports, newsletters and other publications about retirement planning; and (3) seminars, individual counseling, a Participant Information Center, and 24-hour toll-free numbers for transactions and inquiries. If you request it, we will send you periodic reminders to remit premiums to the contract.

ADDITIONAL INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

FINANCIAL STATEMENTS

The audited financial statements of the separate account and TIAA follow.

The financial statements of TIAA should be distinguished from the financial statements of the separate account and should be considered only as bearing upon the ability of TIAA to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                    INDEX TO AUDITED FINANCIAL STATEMENTS
                              DECEMBER 31, 1996


                                                            Page
                                                            -----
TIAA Separate Account VA-1--Stock Index Account
Report of Management Responsibility                         B-21
Report of Independent Auditors                              B-22

Audited Financial Statements
 Statement of Assets and Liabilities                        B-23
 Statement of Operations                                    B-24
 Statements of Changes in Net Assets                        B-25
Notes to Financial Statements                               B-26
Statement of Investments                                    B-29

Teachers Insurance and Annuity Association of America
Chairman's Letter                                           B-51
Report of Management Responsibility                         B-52
Report of Independent Auditors                              B-53

Audited Financial Statements
 Balance Sheets                                             B-55
 Statements of Operations                                   B-56
 Statements of Changes in Contingency Reserves              B-57
 Statements of Cash Flows                                   B-58
Notes to Financial Statements                               B-59

[TIAA logo]

                     REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account ("Account") of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations. The internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees and to the Management Committee of VA-1.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing.

                               /s/ Thomas W. Jones
                       -----------------------------------
                                   Chairman of
                       Management Committee and President

                               /s/ Thomas G Walsh
                       -----------------------------------
                                   Manager and
                            Executive Vice President

                                  Richard Gibbs
                       -----------------------------------
                          Principal Accounting Officer
                          and Executive Vice President

[Deloitte and Touche Letterhead]

                        REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1996, and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1996, the results of its operations and the changes in its net assets for the above-stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

February 6, 1997

[Deloitte Touche Tohmatsu logo]

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996


ASSETS
 Investments, at cost .....................................  $235,212,131
 Net unrealized appreciation of investments ...............    48,682,049
                                                             --------------
 Investments, at value ....................................   283,894,180
 Cash .....................................................       494,960
 Dividends and interest receivable ........................       491,523
 Receivable from securities transactions ..................       945,510
 Amounts due from General Account .........................        66,034
                                                             --------------
                                               TOTAL ASSETS   285,892,207
                                                             --------------
LIABILITIES
 Payable for securities transactions ......................     2,846,861
                                                             --------------
                                          TOTAL LIABILITIES     2,846,861
                                                             --------------
NET ASSETS--Accumulation Fund .............................  $283,045,346
                                                             ==============
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 ...     6,767,696
                                                             ==============
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ............        $41.82
                                                             ==============

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                           STATEMENT OF OPERATIONS
                         Year Ended December 31, 1996


INVESTMENT INCOME
 Income:
  Dividends ........................................... $ 3,932,066
  Interest ............................................     103,095
                                                        ------------
                                           TOTAL INCOME   4,035,161
                                                        ------------
 Expenses--Note 3:
  Investment advisory charges .........................     567,238
  Administrative expenses .............................     378,136
  Mortality and expense risk charges ..................     232,520
                                                        ------------
                                 EXPENSES BEFORE WAIVER   1,177,894
  Investment advisory charges waived--Note 3 ..........    (426,181)
                                                        ------------
                                           NET EXPENSES     751,713
                                                        ------------
                                 INVESTMENT INCOME--NET   3,283,448
                                                        ------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments ....................   2,455,871
  Net change in unrealized appreciation on investments   32,294,163
                                                        ------------
        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS  34,750,034
                                                        ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $38,033,482
                                                        ============

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                          Years Ended December 31,
                                                        -----------------------------
                                                             1996           1995
                                                         ------------    -----------
FROM OPERATIONS
 Investment income--net ...............................  $  3,283,448   $  1,146,430
 Net realized gain on investments .....................     2,455,871        481,973
 Net change in unrealized appreciation on investments .    32,294,163     16,241,820
                                                         ------------   ------------
                             NET INCREASE IN NET ASSETS
                              RESULTING FROM OPERATIONS    38,033,482     17,870,223
                                                         ------------   ------------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums .............................................   144,253,413     61,534,705
 TIAA seed money withdrawn--Note 1 ....................       (92,970)   (33,252,105)
 Contractowner transfers from fixed account ...........    17,326,369     14,563,961
 Withdrawals ..........................................    (5,711,031)      (683,251)
 Death benefits .......................................      (391,510)        (2,296)
                                                         ------------   ------------
                   NET INCREASE IN NET ASSETS RESULTING
                        FROM CONTRACTOWNER TRANSACTIONS   155,384,271     42,161,014
                                                         ------------   ------------
                             NET INCREASE IN NET ASSETS   193,417,753     60,031,237
NET ASSETS
 Beginning of year ....................................    89,627,593     29,596,356
                                                         ------------   ------------
 End of year ..........................................  $283,045,346   $ 89,627,593
                                                         ============   ============

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The Account was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of the Account and such Units shared in the pro rata investment experience of the Account and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. On November 14, 1994, VA-1 began to offer Accumulation Units of the Account to participants other than TIAA. On October 2, 1995, TIAA began to withdraw its Accumulation Units from the Account at prevailing daily net asset values. At December 31, 1996 all of TIAA's Accumulation Units have been withdrawn and such withdrawals for both 1995 and 1996 are reflected in the accompanying financial statements.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over- the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3--MANAGEMENT AGREEMENTS


Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that effective April 1, 1996 the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. Prior to April 1, 1996, this daily deduction was equivalent to an annual charge of 0.10% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts. Effective April 1, 1996 this daily charge is equivalent to an annual rate of 0.10% of the net assets of the Account. Prior to April 1, 1996, this daily charge was equivalent to an annual rate of 0.25% of the net assets of the Account.


NOTE 4--INVESTMENTS


At December 31, 1996, the net unrealized appreciation on investments was $48,682,049, consisting of gross unrealized appreciation of $53,776,637 and gross unrealized depreciation of $5,094,588.

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the year ended December 31, 1996, were $167,765,508 and $8,516,651, respectively.


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                                                            October 3, 1994
                                                         Years Ended       (date established)
                                                        December 31,        to December 31,
                                                      1996        1995            1994
                                                  ----------- ----------- ------------------
Per Accumulation Unit Data:
 Investment income .............................     $  .807     $  .745        $  .206
 Expenses ......................................        .150        .170           .034
                                                  ----------- ----------- ------------------
 Investment income--net ........................        .657        .575           .172
 Net realized and unrealized gain on investments       6.755       8.565           .099
                                                  ----------- ----------- ------------------
 Net increase in Accumulation Unit Value .......       7.412       9.140           .271
Accumulation Unit Value:
 Beginning of period ...........................      34.411      25.271         25.000
                                                  ----------- ----------- ------------------
 End of period .................................     $41.823     $34.411        $25.271
                                                  =========== =========== ==================
Total return ...................................       21.54%      36.17%          1.08%

Ratios to Average Net Assets:
 Expenses (1) ..................................        0.40%       0.55%          0.13%
 Investment income--net ........................        1.74%       1.87%          0.68%
Portfolio turnover rate ........................        4.55%       0.98%          0.04%
Thousands of Accumulation Units outstanding at
  end of period ................................       6,768       2,605          1,171

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3 of the notes to financial statements).

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:



                                                       Years Ended December 31,
                                                           1996        1995
                                                       -----------  -----------
Accumulation Units:
 Credited for premiums                                   3,851,585   1,999,245
 Credited (cancelled) for transfers and disbursements      311,506    (565,817)
 Outstanding:
  Beginning of year                                      2,604,605   1,171,177
                                                       -----------  -----------
  End of year                                            6,767,696   2,604,605
                                                       ===========  ===========

                          TIAA SEPARATE ACCOUNT VA-1
                STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                          DECEMBER 31, 1996 SUMMARY

                                     VALUE          %
                                --------------  ---------
PREFERRED STOCK
HEALTHCARE--SERVICE               $     31,331     0.01%
                                --------------  ---------
TOTAL PREFERRED STOCK
 (Cost $25,431)                         31,331     0.01
                                --------------  ---------
COMMON STOCK
AEROSPACE                            3,913,024     1.38
AIR TRANSPORTATION                   1,505,178     0.53
AUTOMOTIVE & RELATED                 6,487,346     2.29
BANKS                               23,992,041     8.48
BEVERAGES                            8,366,950     2.96
BROADCASTERS                         2,144,661     0.76
BUSINESS SERVICES                    4,172,825     1.47
CHEMICALS--MAJOR                     6,000,173     2.12
CHEMICALS--SPECIALTY                 2,815,378     0.99
COMMUNICATION EQUIPMENT &
  SERVICES                           7,860,099     2.78
COMPUTER SERVICE                    11,463,947     4.05
CONGLOMERATES                        5,931,987     2.10
CONSTRUCTION--MATERIALS &
  BUILDERS                           1,824,702     0.64
CONTAINERS                             365,089     0.13
COSMETICS                            1,960,112     0.69
ELECTRICAL EQUIPMENT                 9,381,150     3.31
ELECTRICAL EQUIPMENT--
  COMPONENTS DIVERSIFIED            10,902,897     3.85
ELECTRICAL EQUIPMENT--
  INSTRUMENTS                        1,107,847     0.39
ENVIRONMENTAL CONTROL                1,470,948     0.52
FINANCIAL--MISCELLANEOUS            12,003,932     4.24
FOODS                                5,963,224     2.11
FOREST PRODUCTS                      1,211,899     0.43
HEALTHCARE--DRUGS                   16,434,419     5.81
HEALTHCARE--HOSPITAL SUPPLY          5,844,986     2.07
HEALTHCARE--OTHER                    2,698,847     0.95
HEALTHCARE--SERVICE                  5,241,811     1.85
HOUSEHOLD--CONSUMER ELECTRONICS         71,708     0.03
HOUSEHOLD--DURABLE GOODS               989,150     0.35
HOUSEHOLD--PRODUCTS                  5,594,473     1.98
INSURANCE--BROKERS & OTHER             913,050     0.32
INSURANCE--LIFE                      2,053,224     0.73
INSURANCE--MULTI-LINE,
  PROPERTY & CASUALTY                8,557,255     3.02
LEISURE TIME                         3,607,651     1.27
MACHINERY                         $  4,067,153     1.44%
METALS--ALUMINUM                       649,336     0.23
METALS--GOLD                           910,768     0.32
METALS--NON-FERROUS                    697,660     0.25
METALS--STEEL                          905,342     0.32
MISCELLANEOUS MATERIALS &
  COMMODITIES                           31,950     0.01
OFFICE EQUIPMENT                    10,061,415     3.55
PAPER                                1,862,576     0.66
PETROLEUM--EXPLORATION &
  PRODUCTION                         2,877,943     1.02
PETROLEUM--INTEGRATED               13,825,352     4.88
PETROLEUM--SERVICE                   2,798,605     0.99
PHOTOGRAPHY                          1,252,575     0.44
PROPERTY--REAL ESTATE                  593,048     0.21
PUBLISHING--NEWSPAPER                1,466,777     0.52
PUBLISHING--OTHER                    1,862,010     0.66
RAILROAD                             2,427,857     0.86
RESTAURANTS & HOTELS                 3,801,361     1.34
RETAIL--FOOD                         1,952,482     0.69
RETAIL--GENERAL MERCHANDISE         10,376,164     3.66
TEXTILE & APPAREL                    1,442,018     0.51
TOBACCO                              5,000,848     1.77
TRUCKERS & SHIPPING                    707,072     0.25
UTILITIES--ELECTRIC                 10,360,741     3.66
UTILITIES--GAS & PIPELINE            3,941,450     1.39
UTILITIES--OTHER                        23,000     0.01
UTILITIES--TELEPHONE                15,815,522     5.59
                                --------------  ---------
TOTAL COMMON STOCK
  (Cost $233,886,895)              282,563,008    99.83
                                --------------  ---------
SHORT TERM INVESTMENTS
U.S. GOVERNMENTS & AGENCIES          1,299,604     0.46
                                --------------  ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,299,805)                  1,299,604     0.46
                                --------------  ---------
ROUNDING                                   237     0.00
                                --------------  ---------
TOTAL PORTFOLIO
  (Cost $235,212,131)              283,894,180   100.30
                                --------------  ---------
OTHER ASSETS & LIABILITIES, NET       (848,834)   (0.30)
                                --------------  ---------
NET ASSETS                        $283,045,346   100.00%
                                ==============  =========


                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                              DECEMBER 31, 1996

 SHARES                                            VALUE
---------                                      --------------
             PREFERRED STOCK--0.01%
             HEALTHCARE--SERVICE--0.01%
   389       AETNA, INC CV 6.25%                 $   30,876
 3,500     * FRESENIUS MEDICAL CARE (CLASS D)           455
                                               --------------
                                                     31,331
                                               --------------
             TOTAL PREFERRED STOCK
             (Cost $25,431)                          31,331
                                               --------------
             COMMON STOCK--99.83%
             AEROSPACE--1.38%
14,377       BOEING CO                            1,529,353
 2,400       EG & G, INC                             48,300
 2,300       GENERAL DYNAMICS CORP                  162,150
 4,200       GENERAL MOTORS CORP (CLASS H)          236,250
 2,000     * HEXCEL CORP                             32,500
 6,796       LOCKHEED MARTIN CORP                   621,834
 6,400       MCDONNELL DOUGLAS CORP                 409,600
 2,100       NORTHROP GRUMMAN CORP                  173,775
 1,100       OEA, INC                                50,325
 1,800     * ORBITAL SCIENCES CORP                   31,050
 1,400       PRECISION CAST PARTS CORP               69,475
10,000       RAYTHEON CO                            481,250
 1,100     * ROHR, INC                               24,887
 1,900     * WYMAN-GORDON CO                         42,275
                                               --------------
                                                  3,913,024
                                               --------------
             AIR TRANSPORTATION--0.53%
 1,550       AIR EXPRESS INTERNATIONAL CORP          49,987
 1,100       AIRBORNE FREIGHT CORP                   25,712
 3,400       AMERICA WEST AIRLINES, INC
             (CLASS B)                               53,975
 3,500     * AMR CORP                               308,437
 1,100       ATLANTIC SOUTHEAST AIRLINES, INC        24,062
   700     * ATLAS AIR, INC                          33,425
 2,025       COMAIR HOLDINGS, INC                    48,600
 1,400     * CONTINENTAL AIRLINES, INC
              (Class B)                               39,550
 2,800       DELTA AIRLINES, INC                     198,450
 1,000       EXPEDITORS INTERNATIONAL OF
             WASHINGTON                              23,000
 5,000     * FEDERAL EXPRESS CORP                   222,500
 3,000     * NORTHWEST AIRLINES CORP
              (Class A)                             117,375
 6,300       SOUTHWEST AIRLINES CO               $  139,387
 2,400     * U.S. AIR GROUP, INC                     56,100
 2,500     * UAL CORP NEW                           156,250
 1,300     * VALUJET, INC                             8,368
                                               --------------
                                                  1,505,178
                                               --------------
             AUTOMOTIVE & RELATED--2.29%
 1,600     * ALLEN GROUP, INC                        35,600
 1,200     * AMERICREDIT CORP                        24,600
 1,300       APOGEE ENTERPRISES, INC                 51,675
 1,300       ARVIN INDUSTRIES, INC                   32,175
 1,800       BANDAG, INC                             85,275
 1,400       BORG-WARNER AUTOMOTIVE, INC             53,900
   900       BREED TECHNOLOGIES, INC                 23,400
25,800       CHRYSLER CORP                          851,400
 2,800       COOPER TIRE & RUBBER CO                 55,300
 1,900       CUMMINS ENGINE CO, INC                  87,400
 4,600       DANA CORP                              150,075
 1,900       DANAHER CORP                            88,587
 2,800       EATON CORP                             195,300
 2,700       ECHLIN, INC                             85,387
 1,100       EXIDE CORP                              25,300
 1,800       FEDERAL-MOGUL CORP                      39,600
47,800       FORD MOTOR CO                        1,523,625
 1,300       GENCORP, INC                            23,562
31,226       GENERAL MOTORS CORP                  1,740,849
 4,900       GENUINE PARTS CO                       218,050
 6,000       GOODYEAR TIRE & RUBBER CO              308,250
 3,200       HARLEY DAVIDSON, INC                   150,400
    70       HAYES WHEELS INTERNATIONAL, INC          2,695
 2,700     * LEAR CORP                               92,137
 1,300       MODINE MANUFACTURING CO                 34,775
 3,500     * NAVISTAR INTERNATIONAL CORP             31,937
 1,600       PACCAR, INC                            108,800
 2,100       POLARIS INDUSTRIES, INC                 49,875
 1,200     * RENTERS CHOICE, INC                     17,400
   900     * SAFESKIN CORP                           43,875
 3,100       SAFETY-KLEEN CORP                       50,762
 2,850       SNAP-ON, INC                           101,531
 1,100       STANDARD PRODUCTS CO                    28,050
 1,100       SUPERIOR INDUSTRIES
             INTERNATIONAL, INC                      25,437
 2,700       TRANSPRO, INC                           24,637


                       See notes to financial statements.

                                     B-30


 SHARES                                            VALUE
---------                                      --------------
 1,400       WABASH NATIONAL CORP               $    25,725
                                               --------------
                                                  6,487,346
                                               --------------
             BANKS--8.48%
 2,900       AMSOUTH BANCORP                        140,287
17,585       BANC ONE CORP                          756,155
 2,300       BANCORP HAWAII, INC                     96,600
15,900       BANK OF NEW YORK CO, INC               536,625
14,900       BANKAMERICA CORP                     1,486,275
 6,135       BANKBOSTON CORP                        394,173
 3,100       BANKERS TRUST NEW YORK CORP            267,375
 7,700       BARNETT BANKS, INC                     316,662
 6,400       BOATMENS BANCSHARES, INC               412,800
   800       CAPITAL ONE FINANCIAL CORP              28,800
 1,600       CCB FINANCIAL CORP                     109,200
 3,050       CENTRAL FIDELITY BANKS, INC             78,537
 2,100       CHARTER ONE FINANCIAL, INC              88,200
17,820       CHASE MANHATTAN CORP NEW             1,590,435
19,846       CITICORP N.A.                        2,044,138
 2,400       CITY NATIONAL CORP                      51,900
 2,945       CNB BANCSHARES, INC                    122,953
 4,700       COMERICA, INC                          246,162
 8,897       CORESTATES FINANCIAL CORP              461,531
 2,051       CRESTAR FINANCIAL CORP                 152,543
 1,900       CULLEN FROST BANKERS, INC               63,175
 2,000       DAUPHIN DEPOSIT CORP                    66,000
 3,400       DEPOSIT GUARANTY CORP                  105,400
 4,600     * DIME BANCORP, INC                       67,850
 3,700       FIFTH THIRD BANCORP                    232,406
 1,800       FIRST AMERICAN CORP                    103,725
 5,526       FIRST BANK SYSTEM, INC                 377,149
12,853       FIRST CHICAGO NBD CORP                 690,848
 2,060       FIRST COMMERCE CORP                     80,082
 2,594       FIRST COMMERCIAL CORP                   96,302
 2,860       FIRST FINANCIAL BANCORP                 92,950
 1,800       FIRST HAWAIIAN, INC                     63,000
 3,458       FIRST MICHIGAN BANK CORP               102,443
 2,787       FIRST OF AMERICA BANK CORP             167,568
 3,400       FIRST SECURITY CORP                    114,750
 3,000       FIRST TENNESSEE NATIONAL CORP          112,500
11,186       FIRST UNION CORP                       827,764
 3,000       FIRSTAR CORP NEW                       157,500
 2,500       FIRSTMERIT CORP                         88,750
10,527       FLEET FINANCIAL GROUP, INC NEW         525,034
 1,200       GREENPOINT FINANCIAL CORP               56,850
 5,194       HIBERNIA CORP (CLASS A)                 68,820
 6,343       HUNTINGTON BANCSHARES, INC             167,296
   700     * IMPERIAL BANCORP                        16,800
 1,400     * IMPERIAL CREDIT INDUSTRIES, INC    $    29,400
 9,200       KEYCORP NEW                            464,600
 2,300       LONG ISLAND BANCORP, INC                80,500
 3,200       MAGNA GROUP, INC                        94,400
 4,200       MARSHALL & ILSLEY CORP                 145,425
 5,450       MELLON BANK CORP                       386,950
 2,900       MERCANTILE BANCORP, INC                148,987
 2,837       MERCANTILE BANKSHARES CORP              90,784
 8,100       MORGAN (J.P.) & CO, INC                790,762
 9,077       NATIONAL CITY CORP                     407,330
 1,100       NATIONAL COMMERCE BANCORP               42,075
11,740       NATIONSBANK CORP                     1,147,585
 1,700       NORTH FORK BANCORP, INC                 60,562
 4,800       NORTHERN TRUST CORP                    174,000
15,100       NORWEST CORP                           656,850
 2,432       OLD KENT FINANCIAL CORP                116,128
 3,162       OLD NATIONAL BANCORP                   124,108
 1,600       ONBANCORP, INC                          59,400
 2,875       ONE VALLEY BANCORP, INC                106,734
 1,000       PEOPLES BANK OF BRIDGEPORT CO           28,875
 2,400       PEOPLES HERITAGE FINANCIAL
             GROUP, INC                              67,200
13,350       PNC BANK CORP                          502,293
 3,028       REGIONS FINANCIAL CORP                 156,509
 2,400       REPUBLIC NEW YORK CORP                 195,900
   900       RIGGS NATIONAL CORP                     15,525
 2,779       SIGNET BANKING CORP                     85,454
 4,825       SOUTHERN NATIONAL CORP                 174,906
 4,500       SOUTHTRUST CORP                        156,937
 5,375       SOVEREIGN BANCORP, INC                  70,546
 2,600       ST. PAUL BANCORP, INC                   76,375
 1,100       STANDARD FEDERAL BANCORP                62,562
 1,400       STAR BANC CORP                         128,625
 3,500       STATE STREET BOSTON CORP               225,750
 4,078       SUMMIT BANCORP                         178,412
 9,200       SUNTRUST BANKS, INC                    453,100
 5,100       SYNOVUS FINANCIAL CORP                 163,837
 6,629       U.S. BANCORP                           297,890
 2,532       UNION PLANTERS CORP                     98,748
 3,280       VALLEY NATIONAL BANCORP                 84,050
 7,100       WACHOVIA CORP NEW                      401,150
 2,970       WASHINGTON FEDERAL, INC                 78,705
 2,800       WASHINGTON MUTUAL, INC                 121,275
 3,824       WELLS FARGO & CO                     1,031,524
 2,000       WILMINGTON TRUST CORP                   79,000
 1,000       ZIONS BANCORP                          104,000
                                               --------------
                                                 23,992,041


                       See notes to financial statements.

                                     B-31


 SHARES                                            VALUE
---------                                      --------------
             BEVERAGES--2.96%
 18,600      ANHEUSER BUSCH COS, INC             $  744,000
  2,000      BROWN FORMAN, INC (CLASS B)             91,500
103,000      COCA COLA CO                         5,420,375
  3,000      COCA COLA ENTERPRISES, INC             145,500
  2,000      COORS (ADOLPH) CO (CLASS B)             38,000
 65,900      PEPSICO, INC                         1,927,575
                                               --------------
                                                  8,366,950
                                               --------------
             BROADCASTERS--0.76%
  1,100    * AMERICAN RADIO SYSTEMS CORP             29,975
    900    * BHC COMMUNICATIONS, INC
              (CLASS A)                              91,237
  2,000    * CLEAR CHANNEL COMMUNICATIONS,
              INC                                    72,250
 10,989      COMCAST CORP (CLASS A) SPL             195,741
  1,450    * EVERGREEN MEDIA CORP (CLASS A)          36,250
  3,163      GAYLORD ENTERTAINMENT CO                72,353
  3,000    * HERITAGE MEDIA CORP
              (CLASS A) NEW                          33,750
  4,800    * INFINITY BROADCASTING CORP
              (CLASS A)                             161,400
  1,400    * JACOR COMMUNICATIONS, INC WTS
             9/18/01                                  2,800
  1,300    * KING WORLD PRODUCTIONS, INC             47,937
  6,475    * LIBERTY MEDIA GROUP (CLASS A)          184,942
  1,200    * LIN TELEVISION CORP                     50,700
  6,300      SCRIPPS (E.W.) CO (CLASS A)            220,500
    900      TCA CABLE TV, INC                       27,112
  2,580    * TCI SATELLITE ENTERTAINMENT
              (CLASS A)                              25,477
 26,800    * TELE-COMMUNICATIONS, INC
              (CLASS A) NEW                         350,075
    600      UNITED TELEVISION, INC                  51,675
  4,300    * VIACOM, INC (CLASS A)                  148,350
  9,000    * VIACOM, INC (CLASS B)                  313,875
  1,700    * WESTWOOD ONE, INC                       28,262
                                               --------------
                                                  2,144,661
                                               --------------
             BUSINESS SERVICES--1.47%
  2,883    * ACCUSTAFF, INC                          60,903
  3,133    * ACNEILSEN CORP                          47,386
  2,700      ADVO, INC                               37,800
  2,000    * AFFILIATED COMPUTER SERVICES,
             INC (CLASS A)                           59,500
  1,200    * ALTERNATIVE RESOURCES CORP              20,850
  3,300    * AMERICA ONLINE, INC                    109,725
  1,900    * APOLLO GROUP, INC (CLASS A)             63,531
    800    * ASPEN TECHNOLOGY INC                    64,200
  1,900      AUTODESK, INC                       $   53,200
  2,300      BANTA CORP                              52,612
  4,100      BLOCK (H&R), INC                       118,900
    900    * CABLEVISION SYSTEMS CORP
              (CLASS A)                              27,562
  1,400    * CATALINA MARKETING CORP                 77,175
  1,500    * CHECKPOINT SYSTEMS, INC                 37,125
    500    * CIBER INC                               15,000
  1,600      CINTAS CORP                             94,000
  6,800      COGNIZANT CORP                         224,400
  1,100    * COMPUTER HORIZONS CORP                  42,350
  3,000    * COMPUTERVISION CORP                     27,750
  1,350    * CORESTAFF, INC                          31,978
  3,400    * CORPORATE EXPRESS, INC                 100,087
  3,500    * CORRECTIONS CORP OF AMERICA            107,187
  1,000    * CREDENCE SYSTEMS CORP                   20,125
  3,400      DELUXE CORP                            111,350
    700    * DIALOGIC CORP                           22,050
  2,300      DIEBOLD, INC                           144,612
  2,047    * DOUBLETREE CORP                         92,115
    500    * ENCAD, INC                              20,625
  1,800      FIRST INDUSTRIAL REALTY TRUST,
             INC                                     54,675
  2,000    * FORE SYSTEMS, INC                   $   65,750
  1,600    * FRANKLIN QUEST CO                       33,600
    900    * FRITZ COS, INC                          11,475
    800    * GATEWAY 2000, INC                       42,850
  1,800      HARLAND (JOHN H.) CO                    59,400
    600    * HCIA, INC                               20,700
    800    * INSO CORP                               31,800
  1,300    * INTERIM SERVICES, INC                   46,150
  2,900      INTERPUBLIC GROUP OF COS, INC          137,750
    700    * ITRON, INC                              12,425
  1,900      KELLY SERVICES, INC (CLASS A)           51,300
  2,700      LIBERTY PROPERTY TRUST CO               69,525
  3,000      MANPOWER, INC                           97,500
  1,775    * MCAFEE ASSOCIATES, INC                  78,100
  1,300    * MICRO WAREHOUSE, INC                    15,275
  1,600    * NATIONAL EDUCATION CORP                 24,400
  2,300      NATIONAL SERVICE INDUSTRIES, INC        85,962
  5,000    * OFFICE DEPOT, INC                       88,750
  2,814      OLSTEN CORP                             42,561
  3,100      OMNICOM GROUP, INC                     141,825
  2,400      PAYCHEX, INC                           123,450
  1,700      PHH CORP                                73,100
  1,900      PITTSTON BRINKS GROUP CO                51,300
  1,426    * PURE ATRIA CORP                         35,293


                       See notes to financial statements.

                                      B-32


 SHARES                                            VALUE
---------                                      --------------
   800     * REMEDY CORP                         $   43,000
 2,600     * ROBERT HALF INTERNATIONAL, INC          89,375
 3,200       SENSORMATIC ELECTRONICS CORP            53,600
 9,500       SERVICE CORP INTERNATIONAL             266,000
 2,000     * SUNGARD DATA SYSTEMS, INC               79,000
   300     * SYLVAN LEARNING SYSTEMS, INC             8,550
   700     * THERMOLASE CORP                         11,025
 1,600     * TRACOR, INC                             34,000
 1,900       TRUE NORTH COMMUNICATIONS, INC          41,562
 2,100     * U.S. CELLULAR CORP                       58,537
 1,000     * VERIFONE, INC                           29,500
   600     * WACKENHUT CORRECTIONS CORP              12,000
 1,000       WALLACE COMPUTER SERVICES, INC          34,500
   700     * WIND RIVER SYSTEMS, INC                 33,162
                                               --------------
                                                  4,172,825
                                               --------------
             CHEMICALS--MAJOR--2.12%
 4,400       AIR PRODUCTS & CHEMICALS, INC          304,150
 1,800       ARCADIAN CORP                           47,700
   900     * CHEMFIRST, INC (W/I)                    20,812
 9,800       DOW CHEMICAL CO                        768,075
23,000       DU PONT (E.I.) DE NEMOURS & CO       2,170,625
 3,400       EASTMAN CHEMICAL CO                    187,850
 2,700       GOODRICH (B.F.) CO                     109,350
 4,200       HERCULES, INC                          181,650
 1,800       MISSISSIPPI CHEMICAL CORP               43,200
24,500       MONSANTO CO                            952,437
 1,700     * OAK TECHNOLOGY, INC                     19,125
 2,000       OLIN CORP                               75,250
 7,800       PPG INDUSTRIES, INC                    437,775
 6,400       PRAXAIR, INC                           295,200
   600     * QUINTILES TRANSNATIONAL CORP            39,750
 1,700       ROHM & HAAS CO                         138,762
 5,100       UNION CARBIDE CORP                     208,462
                                               --------------
                                                  6,000,173
                                               --------------
             CHEMICALS--SPECIALTY--0.99%
 2,400     * AIRGAS, INC                             52,800
 2,300       ALBEMARLE CORP                          41,687
 1,400       BETZDEARBORN, INC                       81,900
 2,700       CALGON CARBON CORP                      33,075
 1,700       COMMERCIAL METALS CO                    51,212
 3,100       CROMPTON & KNOWLES CORP                 59,675
 2,100     * CYTEC INDUSTRIES, INC                   85,312
 1,300       DEXTER CORP                             41,437
 2,400       ECOLAB, INC                             90,300
 4,450       ENGELHARD CORP                      $   85,106
 5,000       ETHYL CORP                              48,125
 1,200       FERRO CORP                              34,050
 1,800       FOSTER WHEELER CORP                     66,825
   600       FULLER (H.B.) CO                        28,200
 1,800       GEON CO                                 35,325
 1,700       GEORGIA GULF CORP                       45,687
 3,800       GRACE (W.R.) & CO                      196,650
 2,600       GREAT LAKES CHEMICAL CORP              121,550
 2,634       ICN PHARMACEUTICALS, INC NEW            51,692
 2,780       IMC GLOBAL, INC                        108,767
 2,100     * INTERNATIONAL SPECIALTY
             PRODUCTS, INC                           25,725
 2,600       LAWTER INTERNATIONAL, INC               32,825
 1,500       LOCTITE CORP                            91,312
 2,500       LUBRIZOL CORP                           77,500
 2,100       LYONDELL PETROCHEMICAL CO               46,200
 3,200       MALLINCKRODT, INC                      141,200
 5,800       MORTON INTERNATIONAL, INC              236,350
 1,900     * MYCOGEN CORP                            40,850
 3,100       NALCO CHEMICAL CORP                    111,987
 1,900       RAYCHEM CORP                           152,237
 3,825       RPM, INC                                65,025
 2,100       SCHULMAN (A.), INC                      51,450
 1,900     * SEALED AIR CORP                         79,087
 2,100       SIGMA ALDRICH CORP                     131,118
 2,000       TERRA INDUSTRIES, INC                   29,500
 1,000       THIOKOL CORP                            44,750
 1,500       WELLMAN, INC                            25,687
 2,400       WITCO CORP                              73,200
                                               --------------
                                                  2,815,378
                                               --------------
             COMMUNICATION EQUIPMENT &
              SERVICES--2.78%
 5,266     * 360 COMMUNICATIONS CO                  121,776
 7,042     * 3COM CORP                              516,706
 1,150       ACC CORP                                34,787
20,700     * AIRTOUCH COMMUNICATIONS, INC           522,675
 2,450     * ANDREW CORP                            130,003
 1,300     * ANTEC CORP                              11,700
 1,000     * APAC TELESERVICES INC                   38,375
 1,900     * ARCH COMMUNICATIONS GROUP, INC          17,812
 5,100     * ASCEND COMMUNICATIONS, INC             316,837
 1,400     * AVID TECHNOLOGIES, INC                  14,525
 3,400     * BRINKER INTERNATIONAL, INC              54,400
 1,300     * CABLE DESIGN TECHNOLOGIES CO            40,462
 4,800     * CABLETRON SYSTEMS, INC                 159,600


                       See notes to financial statements.


                                      B-33


 SHARES                                            VALUE
---------                                      --------------
 2,800     * CASCADE COMMUNICATIONS CORP         $  154,350
 2,700       CENTURY TELEPHONE ENTERPRISES,
             INC                                     83,362
 4,800     * CHYRON CORP                             13,800
28,400     * CISCO SYSTEMS, INC                   1,806,950
 2,100       COMSAT CORP SERIES 1                    51,712
 9,300       CORNING, INC                           430,125
 5,000     * DSC COMMUNICATIONS CORP                 89,375
 2,400     * DSP COMMUNICATIONS, INC                 46,500
 1,000     * DYNATECH CORP                           44,250
 1,300     * GENERAL DATACOMM INDUSTRIES, INC        13,650
 3,700     * GEOTEK COMMUNICATIONS, INC              26,362
 1,800       HARRIS CORP                            123,525
 1,000     * HIGHWAYMASTER COMMUNICATIONS,
             INC                                     18,125
 1,100     * INTERCEL, INC                           13,475
 1,000     * INTERMEDIA COMMUNICATIONS, INC          25,750
 1,600     * INTERNATIONAL CABLETEL, INC             40,400
   700     * JACOR COMMUNICATIONS, INC               19,162
 3,500     * LCI INTERNATIONAL, INC                  75,250
   700     * LEVEL ONE COMMUNICATIONS, INC           25,025
26,091     * LUCENT TECHNOLOGIES, INC             1,206,708
 1,300     * MACROMEDIA, INC                         23,400
   500     * MASTEC, INC                             26,500
 4,044     * MFS COMMUNICATIONS CO, INC             220,398
 1,700     * NETWORK EQUIPMENT TECHNOLOGIES,
             INC                                     28,050
 2,300     * NEW WORLD COMMUNICATIONS GROUP,
             INC                                     58,075
12,000     * NOVELL, INC                            113,625
 2,000     * OCTEL COMMUNICATIONS CORP               35,000
 1,300     * OMNIPOINT CORP                          25,025
   800     * P-COM, INC                              23,700
 4,800     * PAGING NETWORK, INC                     73,200
 2,800     * PAIRGAIN TECHNOLOGIES, INC              85,225
 3,100     * PANAMSAT CORP                           86,800
 1,200     * PICTURETEL CORP NEW                     31,200
 1,400     * PMT SERVICES, INC                       24,500
   700     * PREMIERE TECHNOLOGIES INC               17,500
 1,200     * PREMISYS COMMUNICATIONS, INC            40,500
 2,200     * QUALCOMM, INC                           87,725
 1,400     * RENAISSANCE COMMUNICATIONS CORP         50,050
 3,100       SCIENTIFIC-ATLANTA, INC             $   46,500
 1,000     * SITEL CORP                              14,125
 2,000     * TECH DATA CORP                          54,750
   900     * TEL-SAVE HOLDINGS, INC                  26,100
 1,400     * TELE-COMMUNICATIONS
             INTERNATIONAL (CLASS A)                 18,550
 6,800     * TELLABS, INC                           255,850
 2,700     * VANGUARD CELLULAR SYSTEMS, INC          42,525
 1,500     * WESTELL TECHNOLOGIES, INC
             (CLASS A)                               34,312
 1,400     * WINSTAR COMMUNICATIONS, INC             29,400
                                               --------------
                                                  7,860,099
                                               --------------
             COMPUTER SERVICE--4.05%
 3,200     * ACXIOM CORP                             76,800
 4,400     * ADAPTEC, INC                           176,000
 5,400     * ADC TELECOMMUNICATIONS, INC            168,075
 2,700       ADOBE SYSTEMS, INC                       100,912
 2,250     * AMERICAN MANAGEMENT SYSTEMS, INC        55,125
 2,000     * AUSPEX SYSTEMS, INC                     23,250
11,800       AUTOMATIC DATA PROCESSING, INC           505,925
   600     * AVANT CORP                              19,050
 7,302     * BAY NETWORKS, INC                      152,429
   900     * BBN CORP                                20,250
   400     * BDM INTERNATIONAL, INC                  21,700
 1,700     * BISYS GROUP, INC                        63,006
 4,200     * BMC SOFTWARE, INC                      173,775
 1,000     * BOSTON TECHNOLOGY, INC                  28,750
 1,000     * BRODERBUND SOFTWARE, INC                29,750
 1,400     * C-CUBE MICROSYSTEMS, INC                51,712
 3,825     * CADENCE DESIGN SYSTEMS, INC            152,043
 1,700     * CAMBRIDGE TECHNOLOGY PARTNERS,
             INC                                     57,056
   400     * CDW COMPUTER CENTERS, INC               23,725
 2,700     * CERIDIAN CORP                          109,350
 2,100     * CHECKFREE CORP                          35,962
 1,200     * CITRIX SYSTEMS, INC                     46,875
   500     * CLARIFY INC                             24,000
 3,800     * COMPUSA, INC                            78,375
12,000       COMPUTER ASSOCIATES
             INTERNATIONAL, INC                     597,000
 2,948     * COMPUTER SCIENCES CORP                 242,104
 1,700     * COMPUWARE CORP                          85,212
   900     * CYRIX CORP                              15,975


                       See notes to financial statements.

                                      B-34


 SHARES                                            VALUE
---------                                      --------------
 1,000     * DIAMOND MULTIMEDIA SYSTEMS, INC    $    11,875
 1,700     * DST SYSTEMS, INC                        53,337
 2,100     * ELECTRONIC ARTS, INC                    62,868
13,700       ELECTRONIC DATA SYSTEMS CORP           592,525
 8,800     * EMC CORP                               291,500
 1,000     * EMPLOYEE SOLUTIONS, INC                 20,500
17,306       FIRST DATA CORP                        631,669
 2,300     * FISERV, INC                             84,525
 1,300     * FORTE SOFTWARE, INC                     42,575
 2,200     * GT INTERACTIVE SOFTWARE CORP            15,675
 3,500       HBO & CO                               207,812
 1,200     * HMT TECHNOLOGY CORP                     18,018
 1,000     * HNC SOFTWARE                            31,250
 2,330     * IMATION CORP                            65,531
 6,100     * INFORMIX CORP                          124,287
   900     * INTEGRATED SYSTEMS, INC                 23,400
 2,500     * INTERGRAPH CORP                         25,625
 1,800     * INTUIT, INC                             56,700
 1,500     * LEARNING CO, INC                        21,562
 1,000     * LEGATO SYSTEMS, INC                     32,625
 1,300     * MEDIC COMPUTER SYSTEMS, INC             52,406
 2,700     * MENTOR GRAPHICS CORP                    26,325
 1,750     * MICROCHIP TECHNOLOGY, INC               89,031
 1,100     * MICRON ELECTRONICS, INC                 21,381
34,400     * MICROSOFT CORP                       2,842,300
 1,600       NATIONAL DATA CORP                      69,600
 2,000     * NETMANAGE, INC                          12,000
 2,000     * NETSCAPE COMMUNICATIONS CORP           113,750
 2,500     * NETWORK GENERAL CORP                    75,625
 1,000     * OBJECTIVE SYSTEMS INTEGRATORS,
             INC                                     23,875
20,850     * ORACLE CORP                            870,487
 5,500     * PARAMETRIC TECHNOLOGY CORP             282,562
 3,000     * PEOPLESOFT, INC                        143,812
 1,200     * PHYSICIAN COMPUTER NETWORK, INC         10,200
 1,100     * PIXAR INC                               14,300
 2,700     * PLATINUM TECHNOLOGY, INC                36,787
 1,200     * POLICY MANAGEMENT SYSTEMS CORP          55,350
 1,400     * PSINET, INC                             15,225
 1,700     * RATIONAL SOFTWARE CORP                  67,256
 1,800     * READ RITE CORP                          45,450
 4,300       REYNOLDS & REYNOLDS CO (CLASS A)       111,800
 1,800     * SAFEGUARD SCIENTIFICS, INC              57,150
   700     * SCOPUS TECHNOLOGY, INC             $    32,550
 1,400     * SECURITY DYNAMICS TECHNOLOGIES,
             INC                                     44,100
 1,000       SHARED MEDICAL SYSTEMS CORP             49,250
 1,400     * SHIVA CORP                              48,825
 3,111     * STERLING COMMERCE INC                  109,662
 1,200     * STERLING SOFTWARE, INC                  37,950
 1,200     * STRUCTURAL DYNAMICS RESEARCH
             CORP                                    24,000
 3,100     * SYBASE, INC                             51,731
 2,600     * SYMANTEC CORP                           37,700
 1,800     * SYNOPSYS, INC                           83,250
 1,600       SYSTEM SOFTWARE ASSOCIATES, INC         17,000
 1,000     * SYSTEMSOFT CORP                         14,875
   900     * TECHNOLOGY SOLUTIONS CO                 37,350
 1,400     * TRANSACTION SYSTEM ARCHITECTURE         46,550
 1,700     * VANSTAR CORP                            41,650
 1,000     * VANTIVE CORP (THE)                      31,250
   600     * VERITAS SOFTWARE CORP                   29,850
   800     * VIASOFT INC                             37,800
   800     * VIDEOSERVER, INC                        34,000
   300     * VISIO CORP                              14,850
   900     * YAHOO INC                               15,300
 1,700     * ZEBRA TECHNOLOGY CORP                   39,737
                                               --------------
                                                 11,463,947
                                               --------------
             CONGLOMERATES--2.10%
 5,300       ALCO STANDARD CORP                     273,612
 2,800       ALEXANDER & BALDWIN, INC                70,000
10,100       ALLIED SIGNAL, INC                     676,700
 1,600       AMERICAN FINANCIAL GROUP, INC           60,400
 2,800     * ANIXTER INTERNATIONAL, INC              45,150
 1,100     * BLYTH INDUSTRIES, INC                   50,187
 2,500     * COLTEC INDUSTRIES, INC                  47,187
 2,475     * CONCORD EFS, INC                        69,918
 2,600     * COPYTELE, INC                           12,837
 2,400       CRANE CO                                69,600
 5,000       ITT INDUSTRIES, INC                    122,500
 1,900       JOHNSON CONTROLS, INC                  157,462
 3,150       KEYSTONE FINANCIAL, INC                 78,750
 2,000     * LITTON INDUSTRIES, INC                  95,250
 3,000       LOEWS CORP                             282,750
 3,032       MARK IV INDUSTRIES, INC                 68,599
 1,800     * METROMEDIA INTERNATIONAL GROUP,
             INC                                     17,775
16,900       MINNESOTA MINING & MANUFACTURING
             CO                                   1,400,587


                       See notes to financial statements.

                                     B-35


 SHARES                                            VALUE
---------                                      --------------
 6,600     * ROCKWELL INTERNATIONAL CORP NEW     $  401,775
 1,800       SCHULLER CORP                           19,125
 1,700       STANDEX INTERNATIONAL CORP              52,487
 3,100       TEXTRON, INC                           292,175
 5,400       TRW, INC                               267,300
 5,900       TYCO INTERNATIONAL LTD                 311,962
 2,700     * U.S. INDUSTRIES, INC                    92,812
10,600       UNITED TECHNOLOGIES CORP               699,600
 4,000       VIAD CORP                               66,000
 5,100       WHITMAN CORP                           116,662
   600       ZEIGLER COAL HOLDING CO                 12,825
                                               --------------
                                                  5,931,987
                                               --------------
             CONSTRUCTION--MATERIALS &
              BUILDERS--0.64%
 2,100       ARMSTRONG WORLD INDUSTRIES, INC        145,950
 2,500       BAY APARTMENT COMMUNITIES, INC          90,000
 1,466     * CASTLE & COOKE, INC                     23,272
 1,200     * CDI CORP                                34,050
 1,500       CENTEX CORP                             56,437
 2,700     * CHAMPION ENTERPRISES, INC               52,650
 3,906       CLAYTON HOMES, INC                      52,731
 1,200     * EAGLE HARDWARE & GARDEN, INC            24,900
 1,400       FASTENAL CO                             64,050
 1,600       FLEETWOOD ENTERPRISES, INC              44,000
 1,300     * JACOBS ENGINEERING GROUP, INC           30,712
 2,700       KAUFMAN & BROAD HOME CORP               34,762
 3,178       LAFARGE CORP                            63,957
 1,900       LENNAR CORP                             51,775
 2,779       MARTIN MARIETTA MATERIALS, INC          64,611
 6,900       MASCO CORP                             248,400
 1,050     * MILLER INDUSTRIES, INC                  21,000
 2,000       OAKWOOD HOMES CORP                      45,750
 2,300       OWENS CORNING CO                        98,037
 1,900       PLY-GEM INDUSTRIES, INC                 23,512
 1,100       PULTE CORP                              33,825
 3,100       SHERWIN-WILLIAMS CO                    173,600
 3,664       SIMON DEBARTOLO GROUP, INC             113,584
 1,700     * SOLA INTERNATIONAL, INC                 64,600
 2,100     * USG CORP                                71,137
 1,600       VULCAN MATERIALS CO                     97,400
                                               --------------
                                                  1,824,702
                                               --------------
             CONTAINERS--0.13%
 1,739       BALL CORP                               45,214
 4,000       CROWN CORK & SEAL CO, INC           $  217,500
 4,500     * OWENS ILLINOIS, INC                    102,375
                                               --------------
                                                    365,089
                                               --------------
             COSMETICS--0.69%
 5,500       AVON PRODUCTS, INC                     314,187
18,200       GILLETTE CO                          1,415,050
 4,000       INTERNATIONAL FLAVORS &
             FRAGRANCES, INC                        180,000
 1,000       LAUDER (ESTEE) CO (CLASS A)             50,875
                                               --------------
                                                  1,960,112
                                               --------------
             ELECTRICAL EQUIPMENT--3.31%
 3,400     * AMERICAN POWER CONVERSION CORP          92,650
 2,400       AMETEK, INC                             53,400
 1,800       BELDEN, INC                             66,600
 4,800       DURACELL INTERNATIONAL, INC            335,400
 9,100       EMERSON ELECTRIC CO                    880,425
68,200       GENERAL ELECTRIC CO                  6,743,275
 2,100       GENERAL SIGNAL CORP                     89,775
 1,900       GRAINGER (W.W.), INC                   152,475
 5,100       HONEYWELL, INC                         335,325
 3,260       HUBBELL, INC (CLASS B)                 140,995
 2,999       THOMAS & BETTS CORP                    133,080
18,000       WESTINGHOUSE ELECTRIC CORP             357,750
                                               --------------
                                                  9,381,150
                                               --------------
             ELECTRICAL EQUIPMENT--
             COMPONENTS DIVERSIFIED--3.85%
 5,400     * ADVANCED MICRO DEVICES, INC            139,050
 1,900     * ALTERA CORP                            138,106
 9,000       AMP, INC                               345,375
 1,800     * AMPHENOL CORP (CLASS A)                 40,050
 5,225     * ANALOG DEVICES, INC                    176,996
 2,400     * ARROW ELECTRONICS, INC                 128,400
 3,900     * ATMEL CORP                             129,187
 2,100       AVNET, INC                             122,325
 1,500       AVX CORP                                32,250
 2,600       BALDOR ELECTRIC CO                      64,025
 1,200     * CHIPS & TECHNOLOGIES, INC               21,900
 2,800     * CIRRUS LOGIC, INC                       43,400
 1,200     * COMPUTER PRODUCTS, INC                  23,400
 1,000     * COMVERSE TECHNOLOGY, INC                37,812
   460     * CYBERGUARD CORP                          5,577
 3,200     * CYPRESS SEMICONDUCTOR CORP              45,200
 2,000       DALLAS SEMICONDUCTOR CORP               46,000
 1,900     * ESS TECHNOLOGY                          53,437
 1,200     * ETEC SYSTEMS, INC                       45,900


                       See notes to financial statements.

                                    B-36


 SHARES                                            VALUE
---------                                      --------------
 1,300       FISHER SCIENTIFIC INTERNATIONAL,
             INC                                $    61,262
 5,500     * GENERAL INSTRUMENT CORP NEW            118,937
   500     * HADCO CORP                              24,500
 3,600     * INTEGRATED DEVICE TECHNOLOGY,
             INC                                     49,050
35,500       INTEL CORP                           4,648,281
 2,200     * INTERNATIONAL RECTIFIER CORP            33,550
   400     * JABIL CIRCUIT, INC                      16,000
 1,800     * KEMET CORP                              41,850
 1,600     * KENT ELECTRONICS CORP                   41,200
 1,400     * LAM RESEARCH CORP                       39,375
 1,400     * LATTICE SEMICONDUCTOR CORP              64,400
 3,400       LINEAR TECHNOLOGY CO                   149,175
 5,000     * LSI LOGIC CORP                         133,750
 2,400     * MAGNETEK, INC                           30,900
 1,900     * MARSHALL INDUSTRIES, INC                58,187
 2,800     * MAXIM INTEGRATED PRODUCTS              121,100
   800     * MEMC ELECTRONIC MATERIALS, INC          18,000
 2,100       METHODE ELECTRONICS, INC
             (CLASS A)                               42,525
 7,300       MICRON TECHNOLOGY, INC                 212,612
 3,656       MOLEX, INC                             143,041
24,300       MOTOROLA, INC                        1,491,412
 5,500     * NATIONAL SEMICONDUCTOR CORP            134,062
 1,400     * NEWPORT NEWS SHIPBUILDING, INC          21,000
 1,000     * OAK INDUSTRIES, INC NEW                 23,000
 2,100     * S3, INC                                 34,125
   900     * SANMINA CORP                            50,850
 1,000     * SIERRA SEMICONDUCTOR CORP               15,000
 1,200     * SYMBOL TECHNOLOGIES, INC                53,100
 1,400     * TCSI CORP                                8,750
 7,700       TEXAS INSTRUMENTS, INC                 490,875
 1,900     * TRIMBLE NAVIGATION LTD                  21,850
 3,500     * U.S. ROBOTICS CORP                     252,000
 1,100     * UCAR INTERNATIONAL INC                  41,387
 1,000     * UNIPHASE CORP                           52,500
 1,500     * VICOR CORP                              25,031
 2,575     * VISHAY INTERTECHNOLOGY, INC.            60,190
 1,000     * VITESSE SEMICONDUCTOR CORP              45,500
 1,900     * VLSI TECHNOLOGY, INC                    45,362
 1,400     * WATERS CORP                             42,525
 1,900     * WESTERN DIGITAL CORP                   108,062
 1,200       WYLE ELECTRONICS                        47,400
 3,300     * XILINX, INC                            121,481
 1,200     * ZILOG, INC                         $    31,350
                                               --------------
                                                 10,902,897
                                               --------------
             ELECTRICAL EQUIPMENT--
              INSTRUMENTS--0.39%
 7,400     * APPLIED MATERIALS, INC                 265,937
 1,500       BECKMAN INSTRUMENTS, INC NEW            57,562
   600     * COHERENT, INC                           25,350
 1,400     * DIONEX CORP                             49,000
 1,400     * ELECTRONICS FOR IMAGING, INC           115,150
 1,000     * GENRAD, INC                             23,250
 1,700     * INPUT/OUTPUT, INC                       31,450
 2,100     * KLA INSTRUMENTS CORP                    74,550
 1,800       PERKIN-ELMER CORP                      105,975
 1,700     * SILICON VALLEY GROUP, INC               34,212
 1,500       TEKTRONIX, INC                          76,875
 1,600     * TENCOR INSTRUMENTS                      42,200
 3,300     * TERADYNE, INC                           80,437
   700     * THERMO INSTRUMENT SYSTEMS, INC          23,187
 1,500       VARIAN ASSOCIATES, INC                  76,312
 1,600       X RITE, INC                             26,400
                                               --------------
                                                  1,107,847
                                               --------------
             ENVIRONMENTAL CONTROL--0.52%
 4,100     * ALLIED WASTE INDUSTRIES, INC            37,925
 8,200       BROWNING FERRIS INDUSTRIES, INC        215,250
 2,600       OGDEN CORP                              48,750
 6,100     * REPUBLIC INDUSTRIES, INC               190,243
 1,950     * U.S. FILTER CORP                        61,912
 4,910     * U.S.A. WASTE SERVICES, INC             156,506
 2,100     * UNITED WASTE SYSTEMS, INC               72,187
 3,400       WHEELABRATOR TECHNOLOGIES, INC
             NEW                                     55,250
19,400       WMX TECHNOLOGIES, INC                  632,925
                                               --------------
                                                  1,470,948
                                               --------------
             FINANCIAL--MISCELLANEOUS--4.24%
 1,000       AAMES FINANCIAL CORP                    35,875
 2,100       ADVANTA CORP (CLASS A)                  89,775
   800       ALEX BROWN, INC                         58,000
 1,500       AMBAC, INC                              99,562
19,500       AMERICAN EXPRESS CO                  1,101,750
 9,400       AMERICAN GENERAL CORP                  384,225
 1,600     * AMRESCO, INC                            42,800
 2,500       ASTORIA FINANCIAL CORP                  92,187
 1,700       AVALON PROPERTIES, INC                  48,875


                       See notes to financial statements.

                                     B-37


 SHARES                                            VALUE
---------                                      --------------
 1,956       BEACON PROPERTIES CORP             $    71,638
 5,228       BEAR STEARNS COS, INC                  145,730
 2,400       BENEFICIAL CORP                        152,100
 2,700     * CALIFORNIA FEDERAL BANCORP, INC         66,150
 2,452       CAPSTEAD MORTGAGE CORP                  58,848
 2,300       CARR REALTY CORP                        67,275
 2,400       CASE CORP                              130,800
 4,000     * CATELLUS DEVELOPMENT CORP               45,500
   500     * CITYSCAPE FINANCIAL CORP                13,125
 2,000       CMAC INVESTMENT CORP                    73,500
 1,300     * COAST SAVINGS FINANCIAL, INC            47,612
 1,500       COLLECTIVE BANCORP, INC                 52,687
 1,900       COMDISCO, INC                           60,325
 3,952       COUNTRYWIDE CREDIT INDUSTRIES,
             INC                                    113,126
 1,000     * CREDIT ACCEPTANCE CORP                  23,500
 2,300       CWM MORTGAGE HOLDINGS, INC              49,450
 6,100       DEAN WITTER, DISCOVER & CO             404,125
 1,600       DEVELOPERS DIVERSIFIED REALTY
             CORP                                    59,400
 1,800       DUKE REALTY INVESTMENTS, INC            69,300
   240     * ECHELON INTERNATIONAL CORP               3,750
 2,900       EDWARDS (A.G.), INC                     97,512
   800     * ENVOY CORP                              30,000
 2,400       EQUITY RESIDENTIAL PROPERTIES
             TRUST CO                                99,000
 7,200       FEDERAL HOME LOAN MORTGAGE CORP        792,900
43,000       FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                          1,601,750
 3,100       FINANCIAL SECURITY
             ASSURANCE HOLDINGS LTD                 101,912
 1,400       FINOVA GROUP, INC                       89,950
 2,750       FIRST FINANCIAL CORP (WISCONSIN)        67,375
 4,900       FIRST USA, INC                         169,662
 4,218       FRANCHISE FINANCE CORP OF
             AMERICA                                116,522
 2,300       FRANKLIN RESOURCES, INC                157,262
 3,420       FULTON FINANCIAL CORP                   73,530
 2,300     * GARTNER GROUP, INC (CLASS A) NEW        89,556
 1,800       GENERAL GROWTH PROPERTIES, INC          58,050
 3,400     * GLENDALE FEDERAL SAVINGS BANK,
             INC NEW                                 79,050
 1,900       GOLDEN WEST FINANCIAL CORP             119,937
 4,183       GREAT WESTERN FINANCIAL CORP           121,307
 5,500       GREEN TREE FINANCIAL CORP          $   212,437
 3,400       H.F. AHMANSON & CO                     110,500
 4,600       HEALTH AND RETIREMENT PROPERTY
             TRUST                                   89,125
 2,100       HIGHWOODS PROPERTIES, INC               70,875
 3,900       HOUSEHOLD INTERNATIONAL, INC           359,775
 5,100       LEHMAN BROTHERS HOLDINGS, INC          160,012
 1,900       LEUCADIA NATIONAL CORP                  50,825
 7,950       MBNA CORP                              329,925
 3,400       MEDITRUST CORP                         136,000
 5,850       MERCURY FINANCE CO                      71,662
 7,600       MERRILL LYNCH & CO, INC                619,400
 2,734       MERRY LAND & INVESTMENT CO, INC         58,781
 3,800       MORGAN STANLEY GROUP, INC              217,075
 3,957       NEW PLAN REALTY TRUST                  100,408
 1,500     * OLYMPIC FINANCIAL LTD                   21,562
 3,200       PAINE WEBBER GROUP INC                  90,000
 1,700       PENNCORP FINANCIAL GROUP, INC           61,200
 3,400       PIONEER GROUP, INC                      80,750
 1,100       PMI GROUP, INC                          60,912
 2,400       PRICE (T. ROWE) ASSOCIATES, INC        104,400
 3,300       PUBLIC STORAGE, INC                    102,300
 1,000       QUICK & REILLY GROUP, INC               29,875
 1,100       RESOURCE MORTGAGE CAPITAL CORP          32,312
 3,200       ROOSEVELT FINANCIAL GROUP, INC          67,200
 4,200       SALOMON, INC                           197,925
 4,600       SCHWAB (CHARLES) CORP                  147,200
   600     * SEACOR HOLDINGS, INC                    37,800
 2,700       SECURITY CAPITAL PACIFIC TRUST          61,762
 2,100       SPIEKER PROPERTIES, INC                 75,600
 2,900       STORAGE USA, INC                       109,112
 2,200       STUDENT LOAN MARKETING
             ASSOCIATION                            204,875
 1,800       TCF FINANCIAL CORP                      78,300
 1,300       THE MONEY STORE, INC                    35,912
 3,100       TIG HOLDINGS, INC                      105,012
 3,400       UNITED ASSET MANAGEMENT CORP            90,525
 1,300       UNITED COS FINANCIAL CORP               34,612
 3,982       UNITED DOMINION REALTY TRUST CO         61,721
                                               --------------
                                                 12,003,932
                                               --------------
             FOODS--2.11%
22,102       ARCHER DANIELS MIDLAND CO              486,244
 5,400       CAMPBELL SOUP CO                       433,350


                       See notes to financial statements.

                                      B-38


 SHARES                                            VALUE
---------                                      --------------
 1,900       CHIQUITA BRANDS INTERNATIONAL,
             INC                                $    24,225
 9,300       CONAGRA, INC                           462,675
 5,800       CPC INTERNATIONAL, INC                 449,500
 1,900       DEAN FOODS CO                           61,275
 2,000       DOLE FOOD, INC                          67,750
   800       DREYERS GRAND ICE CREAM, INC            23,200
   804       EARTHGRAINS CO                          42,009
 2,500       FLOWERS INDUSTRIES, INC                 53,750
 6,500       GENERAL MILLS, INC                     411,937
 3,600     * GENERAL NUTRITION COS, INC              60,750
13,100       HEINZ (H.J.) CO                        468,325
 4,000       HERSHEY FOODS CORP                     175,000
 2,100       HORMEL FOODS CORP                       56,700
 4,100       IBP, INC                                99,425
 3,700       KELLOGG CO                             242,812
 1,900       LANCE, INC                              34,200
 3,600       MCCORMICK & CO, INC (NON-VOTE)          84,825
 3,400       NABISCO HOLDINGS CORP (CLASS A)        132,175
 1,300       NATURES SUNSHINE PRODUCTS, INC          23,400
 2,800       PIONEER-HI-BRED INTERNATIONAL,
             INC                                    196,000
 5,700       QUAKER OATS CO                         217,312
 2,500     * RALCORP HOLDINGS, INC                   52,812
 4,300       RALSTON PURINA CO                      315,512
 2,550       RICHFOOD HOLDINGS, INC                  61,837
19,400       SARA LEE CORP                          722,650
 1,300     * SMITHFIELD FOODS, INC                   49,400
   779       SMITH'S FOOD & DRUG CENTERS, INC
             (CLASS B)                               24,149
 3,400       TYSON FOODS, INC                       116,450
 1,300       UNIVERSAL FOODS CORP                    45,825
 1,400     * WHOLE FOODS MARKET, INC                 31,500
 4,200       WRIGLEY (WM) JR CO                     236,250
                                               --------------
                                                  5,963,224
                                               --------------
             FOREST PRODUCTS--0.43%
 1,800       BOISE CASCADE CORP                      57,150
 3,100       CHAMPION INTERNATIONAL CORP            134,075
 3,700       GEORGIA-PACIFIC CORP                   266,400
 4,800       LOUISIANA PACIFIC CORP                 101,400
 1,400       POTLATCH CORP                           60,200
 1,700       RAYONIER, INC                           65,237
 7,900       WEYERHAEUSER CO                        374,262
 2,200       WILLAMETTE INDUSTRIES, INC             153,175
                                               --------------
                                                  1,211,899
                                               --------------
             HEALTHCARE--DRUGS--5.81%
 1,100     * AGOURON PHARMACEUTICALS, INC       $    74,525
 1,800     * ALLIANCE PHARMACEUTICAL CORP            24,525
 3,700     * ALZA CORP                               95,737
26,500       AMERICAN HOME PRODUCTS CORP          1,553,562
11,300     * AMGEN, INC                             614,437
 3,300       ARBOR DRUGS, INC                        57,337
 1,900       BERGEN BRUNSWIG CORP (CLASS A)          54,150
 1,000     * BIO-TECHNOLOGY GENERAL CORP             13,125
 3,200     * BIOGEN, INC                            124,000
20,700       BRISTOL MYERS SQUIBB CO              2,251,125
 2,900     * CENTOCOR, INC                          103,675
 1,200     * CEPHALON, INC                           24,600
 7,140     * CHIRON CORP                            132,982
 1,900     * DURA PHARMACEUTICALS, INC               90,725
   708     * ELAN CORP PLC ADR                       23,541
 2,200     * FOREST LABORATORIES, INC                72,050
 3,000     * GENZYME CORP (GENERALDIVISION)          65,250
    40     * GENZYME CORP (TISSUE REPAIR
             DIVISION)                                  285
 1,800     * GILEAD SCIENCES, INC                    45,000
 1,900     * IMMUNEX CORP NEW                        37,050
 2,000     * INTERNEURON PHARMACEUTICALS, INC        52,000
 1,600     * ISIS PHARMACEUTICALS, INC               28,800
 4,400       IVAX CORP                               45,100
 1,300       JONES MEDICAL INDUSTRIES, INC           47,612
19,146       LILLY (ELI) & CO                     1,397,658
 2,000     * LIPOSOME CO, INC                        38,250
 1,400     * MATRIX PHARMACEUTICALS, INC              8,575
 1,900       MCKESSON CORP NEW                      106,400
50,300       MERCK & CO, INC                      3,986,275
 5,500       MYLAN LABORATORIES, INC                 92,125
 1,900     * NEXSTAR PHARMACEUTICALS, INC            28,500
26,500       PFIZER, INC                          2,196,187
18,180       PHARMACIA & UPJOHN, INC                720,382
 2,100       RHONE-POULNEC RORER, INC               164,062
 1,400     * ROBERTS PHARMACEUTICAL CORP             15,750
 1,200     * SCHERER (R.P.) CORP                     60,300
15,400       SCHERING-PLOUGH CORP                   997,150
 1,600     * SEQUUS PHARMACEUTICALS, INC             25,600
 1,200     * THERMEDICS, INC                         21,750
 1,400     * VERTEX PHARMACEUTICALS, INC             56,350
11,000       WARNER-LAMBERT CO                      825,000
 1,400     * WATSON PHARMACEUTICALS, INC             62,912
                                               --------------
                                                 16,434,419


                       See notes to financial statements.

                                     B-39


 SHARES                                            VALUE
---------                                      --------------
             HEALTHCARE--HOSPITAL SUPPLY--2.07%
31,800       ABBOTT LABORATORIES CO              $1,613,850
 2,680       ALLEGIANCE CORP                         74,035
 2,300       BARD (C.R.), INC                        64,400
10,800       BAXTER INTERNATIONAL, INC              442,800
 5,200       BECTON DICKINSON & CO                  225,550
   900       DENTSPLY INTERNATIONAL, INC NEW         42,750
 2,856       GUIDANT CORP                           162,792
   500     * GULF SOUTH MEDICAL SUPPLY, INC          12,812
 1,500     * HAEMONETICS CORP                        28,312
55,302       JOHNSON & JOHNSON CO                 2,751,274
 2,100       MILLIPORE CORP                          86,887
 2,500     * NEUROMEDICAL SYSTEMS, INC               33,125
 3,600       OWENS & MINOR, INC NEW                  36,900
 1,900     * PATTERSON DENTAL CO                     53,675
 2,200     * PHYSICIAN SALES & SERVICE, INC          31,625
   900     * SCHEIN (HENRY), INC                     30,937
 1,200     * SOFAMOR DANEK GROUP, INC                36,600
 2,400       U.S. SURGICAL CORP                      94,500
   900     * VENTRITEX, INC                          22,162
                                               --------------
                                                  5,844,986
                                               --------------
             HEALTHCARE--OTHER--0.95%
   900     * ACCESS HEALTH, INC                      40,275
 1,400     * ACUSON CORP                             34,125
 1,000     * ADVANCED TECHNOLOGY
             LABORATORIES, INC                       31,000
 1,900     * ADVANCED TISSUE SCIENCE CO              18,168
 2,900       ALLERGAN, INC                          103,312
 1,600     * AMERICAN MEDICAL RESPONSE, INC          52,000
 1,700       BALLARD MEDICAL PRODUCTS CO             31,662
 2,000       BAUSCH & LOMB, INC                      70,000
 4,700       BIOMET, INC                             71,087
 4,200     * BOSTON SCIENTIFIC CORP                 252,000
 1,050     * CLINTRIALS INC                          23,887
 1,600     * COVENTRY CORP                           14,825
 3,671     * FRESENIUS MEDICAL CARE AG. ADR         103,246
 1,500     * GENESIS HEALTH VENTURES, INC            46,687
 2,200       HILLENBRAND INDUSTRIES, INC             79,750
 1,400     * HUMAN GENOME SCIENCES, INC              57,050
 1,600     * IDEXX LABORATORIES, INC                 57,600
 1,700       KINETIC CONCEPTS, INC                   20,825
 3,400     * MEDAPHIS CORP                           38,037
 9,800       MEDTRONIC, INC                         666,400
 1,500       MENTOR CORP                             44,250
 2,800     * NELLCOR PURITAN BENNETT, INC            61,250
 4,800       PALL CORP                           $  122,400
 1,200     * PHYMATRIX CORP                          17,100
 1,800     * PHYSICIAN RELIANCE NETWORK, INC         13,950
 1,600     * PLAYTEX PRODUCTS, INC                   12,800
 3,100     * ST. JUDE MEDICAL, INC                  132,137
 1,800     * STERIS CORP                             78,300
 2,600       STEWART ENTERPRISES, INC
             (CLASS A)                               88,400
 3,100       STRYKER CORP                            92,612
 2,850    * SUMMIT TECHNOLOGY, INC                   15,675
 1,900    * SUNRISE MEDICAL, INC                     30,162
 2,600    * SYBRON INTERNATIONAL CORP                85,800
   600    * TARGET THERAPEUTICS, INC                 25,200
   900    * THERMO CARDIOSYSTEMS, INC                27,000
 1,100    * VIVUS, INC                               39,875
                                               --------------
                                                  2,698,847
                                               --------------
             HEALTHCARE--SERVICE--1.85%
 5,667       AETNA, INC                             453,360
 1,400     * AMERISOURCE HEALTH CORP
             (CLASS A)                               67,550
 2,000     * APRIA HEALTHCARE GROUP, INC             37,500
 4,300     * BEVERLY ENTERPRISES CO                  54,825
 3,913       CARDINAL HEALTH, INC                   227,932
 1,500     * CERNER CORP                            23,250
27,538       COLUMBIA/HCA HEALTHCARE CORP         1,122,173
 2,000     * FHP INTERNATIONAL CORP                  74,250
 2,200     * FOUNDATION HEALTH CORP                  69,850
 1,750     * HEALTH CARE & RETIREMENT CORP           50,093
 2,000       HEALTH CARE PROPERTY INVESTORS,
             INC                                     70,000
 4,600     * HEALTH MANAGEMENT ASSOCIATES,
             INC (CLASS A) NEW                      103,500
 1,300     * HEALTH MANAGEMENT SYSTEMS, INC          18,200
 2,200     * HEALTH SYSTEMS INTERNATIONAL,
             INC                                     54,450
 1,700     * HEALTHCARE COMPARE CO                   72,037
 2,600     * HEALTHSOURCE, INC                       34,125
 6,400     * HEALTHSOUTH CORP                       247,200
 2,200     * HORIZON/CMS HEALTHCARE CORP             27,775
 6,400     * HUMANA, INC                            122,400
 1,500       INTEGRATED HEALTH SERVICES, INC         36,562
 2,000       INVACARE CORP                           55,000


                       See notes to financial statements.

                                      B-40


 SHARES                                            VALUE
---------                                      --------------
 6,252       * LABORATORY CORP OF AMERICA
               HOLDINGS                          $   17,974
   260       * LABORATORY CORP OF AMERICA
               HOLDINGS WTS 4/28/00                      24
 1,600       * LINCARE HOLDINGS, INC                 65,600
 1,500       * LIVING CENTERS OF AMERICA, INC        41,625
 2,200       * MAGELLAN HEALTH SERVICES, INC         49,225
 2,100         MANOR CARE, INC                       56,700
 2,600       * MARINER HEALTH GROUP, INC             21,775
   900       * MAXICARE HEALTH PLANS, INC            20,025
 5,130       * MEDPARTNERS, INC                     107,730
 1,500       * MID ATLANTIC MEDICAL SERVICES,
               INC                                   20,062
   666         MORRISON HEALTH CARE, INC              9,823
 1,500       * MULTICARE COS, INC                    30,375
 3,100       * NOVACARE, INC                         34,100
 1,100       * OCCUSYSTEMS, INC                      29,700
 3,400         OMEGA HEALTHCARE INVESTORS, INC      113,050
 2,500         OMNICARE, INC                         80,312
 2,300       * ORNDA HEALTHCORP                      67,275
 1,000       * ORTHODONTIC CENTERS OF AMERICA,
               INC                                   16,000
 3,300       * OXFORD HEALTH PLANS, INC             193,256
   400       * PACIFICARE HEALTH SYSTEMS, INC
               (CLASS A)                             32,500
   800       * PACIFICARE HEALTH SYSTEMS, INC
               (CLASS B)                             68,200
   800       * PEDIATRIX MEDICAL GROUP, INC          29,600
 2,600       * PHYCOR, INC                           73,775
 1,700       * PHYSICIAN CORP OF AMERICA             17,000
 1,400       * PHYSICIANS RESOURCE GROUP INC         24,850
 1,500       * RENAL TREATMENT CENTERS, INC          38,250
 1,700       * ROTECH MEDICAL CORP                   35,700
 1,000       * SIERRA HEALTH SERVICES, INC           24,625
 2,400       * SUN HEALTHCARE GROUP, INC             32,400
 8,520       * TENET HEALTHCARE CORP                186,375
 1,300       * TOTAL RENAL CARE HOLDINGS, INC        47,125
 7,600         UNITED HEALTHCARE CORP               342,000
 2,500       * UNIVERSAL HEALTH SERVICES, INC        71,562
 2,500       * VALUE HEALTH, INC                     48,750
 2,241       * VENCOR, INC                           70,871
 2,100       * VIVRA, INC                            58,012
 1,267       * WELLPOINT HEALTH NETWORKS, INC        43,553
                                               --------------
                                                  5,241,811
                                               --------------
             HOUSEHOLD--CONSUMER ELECTRONICS--0.03%
 1,035       HARMAN INTERNATIONAL INDUSTRIES,
             INC                                 $   57,571
 1,300     * ZENITH ELECTRONICS CORP                 14,137
                                               --------------
                                                     71,708
                                               --------------
             HOUSEHOLD--DURABLE GOODS--0.35%
 1,200       BASSETT FURNITURE INDUSTRIES,
             INC                                     29,400
 4,000       BLACK & DECKER CORP                    120,500
 1,800     * GENTEX CORP                             36,225
 4,200       LEGGETT & PLATT, INC                   145,425
 4,500       MAYTAG CO                               88,875
 6,300       NEWELL COS, INC                        198,450
 4,700       SHAW INDUSTRIES, INC                    55,225
 2,900       STANLEY WORKS CO                        78,300
 3,400       SUNBEAM CORP                            87,550
 3,200       WHIRLPOOL CORP                         149,200
                                               --------------
                                                    989,150
                                               --------------
             HOUSEHOLD--PRODUCTS--1.98%
 1,600       APTARGROUP, INC                         56,400
   700     * BRIGHTPOINT, INC                        20,825
 1,400       CLOROX CO                              140,525
 5,800       COLGATE PALMOLIVE CO                   535,050
 5,000       DIAL CORP                               73,750
 2,100       FIRST BRANDS CORP                       59,587
11,150       KIMBERLY-CLARK CORP                  1,062,037
 1,300       LANCASTER COLONY CORP                   59,800
 4,300     * PERRIGO CO                              39,237
 2,400       PREMARK INTERNATIONAL, INC              53,400
28,400       PROCTER & GAMBLE CO                  3,053,000
 6,400       RUBBERMAID, INC                        145,600
 2,100     * SCOTTS CO (CLASS A)                     41,737
 1,300       STANHOME, INC                           34,450
 1,600       TAMBRANDS, INC                          65,400
 2,400       TUPPERWARE CORP                        128,700
   600     * USA DETERGENTS INC                      24,975
                                               --------------
                                                  5,594,473
                                               --------------
             INSURANCE--BROKERS & OTHER--0.32%
   600     * ABR INFORMATION SERVICES, INC           23,625
 2,400       ALEXANDER & ALEXANDER SERVICES,
             INC                                     41,700
 6,200       EQUIFAX, INC                           189,875
 1,600       GALLAGHER (ARTHUR J.) & CO              49,600
 1,700       JOHN ALDEN FINANCIAL CORP               31,450
 2,900       MARSH & MCLENNAN COS, INC              301,600


                       See notes to financial statements.

                                      B-41


 SHARES                                            VALUE
---------                                      --------------
 1,800       MBIA, INC                           $  182,250
   900       NORRELL CORP                            24,525
 2,300     * QUORUM HEALTH GROUP, INC                68,425
                                               --------------
                                                    913,050
                                               --------------
             INSURANCE--LIFE--0.73%
 2,100     * AMERIN CORP                             54,075
 4,100       AON CORP                               254,712
   900       BERKLEY (W.R.) CORP                     45,675
 3,516       CONSECO, INC                           224,145
 3,400       EQUITABLE COS, INC                      83,725
 3,200       JEFFERSON-PILOT CORP                   181,200
   200     * PAUL REVERE CORP                         7,450
 1,400       PROVIDENT COS, INC                      67,725
 4,200       PROVIDIAN CORP                         215,775
 2,600       RELIANCE GROUP HOLDINGS, INC            23,725
 1,920       RELIASTAR FINANCIAL CORP               110,880
 4,400       SUNAMERICA, INC                        195,250
 3,000       TORCHMARK CORP                         151,500
 3,000       UNUM CORP                              216,750
 2,600       USLIFE CORP                             86,450
 1,700       VESTA INSURANCE GROUP, INC              53,337
 4,200       WESTERN NATIONAL CORP                   80,850
                                               --------------
                                                  2,053,224
                                               --------------
             INSURANCE--MULTI-LINE,
             PROPERTY & CASUALTY--3.02%
 2,700       20TH CENTURY INDUSTRIES                 45,562
 5,750       AFLAC, INC                             245,812
 1,800       ALLIED GROUP, INC                       58,725
 2,400       ALLMERICA FINANCIAL CORP                80,400
 2,800       ALLMERICA PROPERTY & CASUALTY
             COS, INC                                85,050
17,278       ALLSTATE CORP                          999,964
 1,500       AMERICAN BANKERS INSURANCE
             GROUP, INC                              76,687
16,100       AMERICAN INTERNATIONAL GROUP,
             INC                                  1,742,825
 7,400       CHUBB CORP                             397,750
 3,300       CIGNA CORP                             450,862
 2,696       CINCINNATI FINANCIAL CORP              174,903
 3,000       EVEREST REINSURANCE HOLDINGS,
             INC                                     86,250
 1,650       FREMONT GENERAL CORP                    51,150
 3,100       GENERAL REINSURANCE CORP               489,025
 1,820     * HIGHLANDS INSURANCE GROUP, INC          36,855
 1,400       HORACE MANN EDUCATORS CORP              56,525
 1,300     * INSURANCE AUTO AUCTIONS, INC            12,350
 5,000       ITT HARTFORD GROUP, INC             $  337,500
 4,300       LINCOLN NATIONAL CORP                  225,750
   700       MERCURY GENERAL CORP NEW                36,750
 2,300       MGIC INVESTMENT CORP                   174,800
 1,500       NAC RE CORP                             50,812
 1,700       OHIO CASUALTY CORP                      60,350
 4,300       OLD REPUBLIC INTERNATIONAL CORP        115,025
 2,000       PROGRESSIVE CORP                       134,750
 5,400       SAFECO CORP                            212,962
 1,700       SELECTIVE INSURANCE GROUP, INC          64,600
 3,100       ST. PAUL COS, INC                      181,737
 3,000       TRANSAMERICA CORP                      237,000
26,200       TRAVELERS GROUP, INC                 1,188,825
 2,300       TRAVELERS/AETNA PROPERTY
             CASUALTY CORP                           81,362
 2,400     * UICI                                    78,000
 1,900       UNITRIN, INC                           105,925
 4,900       USF&G CORP                             102,287
 2,500       ZURICH REINSURANCE CENTRE
             HOLDINGS, INC                           78,125
                                               --------------
                                                  8,557,255
                                               --------------
             LEISURE TIME--1.27%
   600     * ANCHOR GAMING CO                        24,150
 3,200       ARCTIC CAT, INC                         31,600
 1,800       AUTHENTIC FITNESS CORP                  21,600
 2,600     * BOYD GAMING CORP                        21,450
 4,300       BRUNSWICK CORP                         103,200
 2,700       CALLAWAY GOLF CO                        77,625
   600       CARNIVAL CORP (CLASS A)                 19,800
 1,460     * CHRIS CRAFT INDUSTRIES, INC             61,137
 4,100     * CIRCUS CIRCUS ENTERPRISES, INC         140,937
27,478       DISNEY (WALT) CO                     1,913,155
 1,100     * GALOOB TOYS, INC                        15,400
 1,400     * GRAND CASINOS, INC                      18,900
 2,000     * GTECH HOLDINGS CORP                     64,000
 4,400     * HARRAHS ENTERTAINMENT, INC              87,450
 3,000       HASBRO, INC                            116,625
 1,100     * HOLLYWOOD ENTERTAINMENT CORP            20,350
 4,900       INTERNATIONAL GAME TECHNOLOGY CO        89,425
 2,000       JOSTENS, INC                            42,250
11,193       MATTEL, INC                            310,605
 7,900     * MIRAGE RESORT, INC                     170,837
 2,100       OUTBOARD MARINE CORP                    34,650
 1,950     * PLAYERS INTERNATIONAL, INC              10,481


                       See notes to financial statements.

                                      B-42


 SHARES                                            VALUE
---------                                      --------------
   500     * PRIMADONNA RESORTS, INC             $    8,500
 1,500     * REGAL CINEMAS, INC                      46,125
 1,500       SHOWBOAT, INC                           25,875
   600     * SODAK GAMING, INC                        9,225
   700     * SPEEDWAY MOTORSPORTS, INC               14,700
 2,700     * SPELLING ENTERTAINMENT GROUP,
             INC                                     19,912
 1,900     * STATION CASINOS, INC                    19,237
 1,200       STRUM, RUGER & CO, INC                  23,250
 1,600     * TRUMP HOTEL & CASINO RESORT, INC        19,200
 1,300     * WMS INDUSTRIES, INC                     26,000
                                               --------------
                                                  3,607,651
                                               --------------
             MACHINERY--1.44%
 2,700       AGCO CORP                               77,287
 1,400       BRIGGS & STRATTON CORP                  61,600
 7,800       CATERPILLAR, INC                       586,950
 2,000       CINCINNATI MILACRON, INC                43,750
 1,400     * COGNEX CORP                             25,900
 1,021     * COOPER CAMERON CORP                     78,106
 3,735       COOPER INDUSTRIES, INC                 157,336
10,800       DEERE & CO                             438,750
 1,100       DELTA & PINE LAND CO                    35,200
 4,600       DOVER CORP                             231,150
 1,700       DURIRON CO, INC                         46,112
 2,300       FEDERAL SIGNAL CORP                     59,512
 1,500     * FMC CORP NEW                           105,187
 2,100       GIDDINGS & LEWIS, INC                   27,037
 1,700       GOULDS PUMPS, INC                       38,993
 1,300       GREENFIELD INDUSTRIES, INC              39,812
 2,300       HARNISCHFEGER INDUSTRIES, INC          110,687
 1,200       HARSCO CORP                             82,200
 1,500       IDEX CORP                               59,812
 4,200       ILLINOIS TOOL WORKS, INC               335,475
 4,300       INGERSOLL-RAND CO                      191,350
 1,900       JLG INDUSTRIES, INC                     30,400
 1,300       KAYDON CORP                             61,262
 1,821       KENNAMETAL, INC                         70,791
 1,900       KEYSTONE INTERNATIONAL, INC             38,237
 1,600       MASCOTECH, INC                          26,200
 1,100     * MOLTEN METAL TECHNOLOGY, INC            12,925
   700     * NOVELLUS SYSTEMS, INC                   37,931
 3,200       PARKER-HANNIFIN CORP                   124,000
 1,600       STEWART & STEVENSON SERVICES,
             INC                                     46,600
 2,500       SUNDSTRAND CORP                        106,250
 1,300       TECUMSEH PRODUCTS CO (CLASS A)      $   74,587
 5,975     * THERMO ELECTRON CORP                   246,468
 1,737       TIMKEN CO                               79,684
 2,000       TRINITY INDUSTRIES, INC                 75,000
 1,900       TRINOVA CORP                            69,112
 1,000     * ULTRATECH STEPPER, INC                  23,750
 2,000       YORK INTERNATIONAL CORP                111,750
                                               --------------
                                                  4,067,153
                                               --------------
             METALS--ALUMINUM--0.23%
 1,500     * ACX TECHNOLOGIES, INC                   29,812
 1,600     * ALUMAX, INC                             53,400
 6,500       ALUMINUM CO OF AMERICA                 414,375
 1,900     * KAISER ALUMINUN CORP                    22,087
 2,300       REYNOLDS METALS CO                     129,662
                                               --------------
                                                    649,336
                                               --------------
             METALS--GOLD--0.32%
 3,800     * AMAX GOLD, INC                          24,225
11,500       BATTLE MOUNTAIN GOLD CO                 79,062
 3,000       COEUR DALENE MINES CORP                 45,375
 3,900       FREEPORT MCMORAN COPPER & GOLD,
             INC (CLASS A)                          109,687
 3,963       FREEPORT-MCMORAN COPPER &
             GOLD INC, (CLASS B)                    118,394
 1,400     * GETCHELL GOLD CORP                      53,725
 7,800       HOMESTAKE MINING CO                    111,150
 1,100       NEWMONT GOLD CO                         48,125
 4,700       NEWMONT MINING CORP                    210,325
 7,200     * SANTA FE PACIFIC GOLD CORP             110,700
                                               --------------
                                                    910,768
                                               --------------
             METALS--NON-FERROUS--0.25%
 2,100       ASARCO, INC                             52,237
 1,700       BMC INDUSTRIES, INC                     53,550
 1,600     * COLEMAN CO, INC                         22,000
 3,900       CYPRUS AMAX MINERALS CO                 91,162
 1,100       FREEPORT-MCMORAN, INC                   35,337
 3,100     * HECLA MINING CO                         17,437
 2,800       MAPCO, INC                              95,200
 1,800       MINERALS TECHNOLOGIES, INC              73,800
   500     * OREGON METALLURICAL CORP                16,125
 2,900       PHELPS DODGE CORP                      195,750
   700     * RMI TITANIUM CO                         19,687
 1,400     * STILLWATER MINING CO                    25,375
                                               --------------
                                                    697,660


                       See notes to financial statements.

                                      B-43


 SHARES                                            VALUE
---------                                      --------------
             METALS--STEEL--0.32%
 1,300       AK STEEL HOLDINGS CORP             $    51,512
 4,987       ALLEGHENY TELEDYNE, INC                114,701
 5,300     * BETHLEHEM STEEL CORP                    47,700
 2,400       BIRMINGHAM STEEL CORP                   45,600
 1,000       CARPENTER TECHNOLOGY CORP               36,625
 1,950       HANNA (M.A.) CO                         42,656
 2,400       INLAND STEEL INDUSTRIES, INC            48,000
 1,700       J & L SPECIALTY STEEL, INC              19,337
 4,500       LTV CORP NEW                            53,437
 3,500       NUCOR CORP                             178,500
 1,400       OREGON STEEL MILLS, INC                 23,450
 4,600       UNR INDUSTRIES, INC                     27,600
 3,300       USX-US STEEL GROUP, INC                103,537
 1,500     * WOLVERINE TUBE, INC                     52,875
 3,300       WORTHINGTON INDUSTRIES, INC             59,812
                                               --------------
                                                    905,342
                                               --------------
             MISCELLANEOUS MATERIALS &
              COMMODITIES--0.01%
 1,600     * OAKLEY, INC                             17,400
   400     * ZOLTEK COS, INC                         14,550
                                               --------------
                                                     31,950
                                               --------------
             OFFICE EQUIPMENT--3.55%
 3,800     * AMDAHL CORP                             46,075
 5,100     * APPLE COMPUTER, INC                    106,462
 1,500     * APPLIED MAGNETICS CORP                  44,812
 1,200     * ASPECT TELECOMMUNICATIONS CORP          76,200
 4,600       AVERY DENNISON CORP                    162,725
   700     * BOISE CASCADE OFFICE PRODUCTS
             CORP                                    14,700
11,400     * COMPAQ COMPUTER CORP                   846,450
 2,400     * DATA GENERAL CORP                       34,800
 6,000     * DELL COMPUTER CORP                     318,750
 6,300     * DIGITAL EQUIPMENT CORP                 229,162
   800     * FILENET CORP                            25,600
34,000       HEWLETT-PACKARD CO                   1,708,500
 1,200       HON INDUSTRIES, INC                     39,600
   800     * IN FOCUS SYSTEMS, INC                   17,300
21,700       INTERNATIONAL BUSINESS MACHINES
             CORP                                 3,276,700
 4,800     * IOMEGA CORP                             83,400
 2,300     * KOMAG, INC                              62,387
 3,400     * LEXMARK INTERNATIONAL GROUP
             (CLASS A)                               93,925
 1,200       MILLER (HERMAN), INC                    67,950
 6,600       PITNEY BOWES, INC                      359,700
 2,500     * QUANTUM CORP                       $    71,562
 1,400     * SCI SYSTEMS, INC                        62,475
 8,748     * SEAGATE TECHNOLOGY, INC                345,546
 2,200     * SEQUENT COMPUTER SYSTEMS, INC           39,050
 7,208     * SILICON GRAPHICS, INC                  183,804
 2,000     * SOLECTRON CORP                         106,750
 2,500     * STORAGE TECHNOLOGY CORP                119,062
 1,800     * STRATUS COMPUTER, INC                   49,050
15,600     * SUN MICROSYSTEMS, INC                  400,725
 5,300     * TANDEM COMPUTERS, INC                   72,875
 1,600     * U.S. OFFICE PRODUCTS CO                 54,600
 8,400     * UNISYS CORP                             56,700
 3,500     * VIKING OFFICE PRODUCTS, INC             93,406
 2,400     * WANG LABORATORIES, INC                  48,600
14,100       XEROX CORP                             742,012
                                               --------------
                                                 10,061,415
                                               --------------
             PAPER--0.66%
 1,500       ALBANY INTERNATIONAL CORP
             (CLASS A) NEW                           34,687
 2,500       BEMIS, INC                              92,187
 1,700       BOWATER, INC                            63,962
 1,800       CARAUSTAR INDUSTRIES, INC               59,850
 1,100       CHESAPEAKE CORP                         34,512
 1,400       CONSOLIDATED PAPERS, INC                68,775
 1,360     * CROWN VANTAGE, INC                      11,560
 1,800     * FORT HOWARD CORP                        49,837
 2,000       GLATFELTER (P.H.) CO                    36,000
11,914       INTERNATIONAL PAPER CO                 481,027
 3,500       JAMES RIVER CORP OF VIRGINIA           115,937
 1,400     * JEFFERSON SMURFIT CORP                  22,487
 2,800       LONGVIEW FIBRE CO                       51,450
 2,100       MEAD CORP                              122,062
 2,600       PENTAIR, INC                            83,850
 3,965       SONOCO PRODUCTS CO                     102,594
 3,200       STONE CONTAINER CORP                    47,600
 2,300       TEMPLE-INLAND, INC                     124,487
 2,600       UNION CAMP CORP                        124,150
 1,500       WAUSAU PAPER MILLS CO                   27,750
 3,750       WESTVACO CORP                          107,812
                                               --------------
                                                  1,862,576
                                               --------------
             PETROLEUM--EXPLORATION &
              PRODUCTION--1.02%
 3,500       AMERADA HESS CORP                      202,562
 2,100       ANADARKO PETROLEUM CORP                135,975
 3,400       APACHE CORP                            120,275
 2,300       ASHLAND, INC                           100,912


                       See notes to financial statements.

                                      B-44


 SHARES                                            VALUE
---------                                      --------------
 1,500     * BARNETT RESOURCES CORP             $    63,937
 1,400     * BENTON OIL & GAS CO                     31,675
 5,000       BURLINGTON RESOURCES, INC              251,875
   700     * CHESAPEAKE ENERGY CORP                  38,937
 1,300       DEVON ENERGY CORP                       45,175
 1,200     * ENERGY VENTURES, INC                    61,050
 2,400       ENRON OIL & GAS CO                      60,600
   900     * FALCON DRILLING CO, INC                 35,325
   900     * FLORES & RUCKS, INC                     47,925
 2,000       KERR-MCGEE CORP                        144,000
 1,400       LOUISIANA LAND & EXPLORATION CO         75,075
 2,700       MITCHELL ENERGY & DEVELOPMENT
             CORP (CLASS A)                          60,412
 1,900       MURPHY OIL CORP                        105,687
 2,800     * NEWFIELD EXPLORATION CO                 72,800
 1,700       NOBLE AFFILIATES, INC                   81,387
 1,000     * NUEVO ENERGY CO                         52,000
 5,000     * ORYX ENERGY CO                         123,750
 1,800       PARKER & PARSLEY PETROLEUM CO           66,150
 2,100       PENNZOIL CO                            118,650
 1,400       POGO PRODUCING CO                       66,150
 5,000     * SANTA FE ENERGY RESOURCES, INC          69,375
 2,600     * SEAGULL ENERGY CORP                     57,200
 1,800       SNYDER OIL CORP                         31,275
   800       SOUTHDOWN INC                           24,900
   800     * SWIFT ENERGY CO                         23,900
10,614       UNION PACIFIC RESOURCES GROUP,
             INC                                    310,459
 3,400       UNION TEXAS PETROLEUM HOLDINGS,
             INC                                     76,075
 1,500     * UNITED MERIDIAN CORP                    77,625
 1,300       VINTAGE PETROLEUM, INC                  44,850
                                               --------------
                                                  2,877,943
                                               --------------
             PETROLEUM--INTEGRATED--4.88%
20,100       AMOCO CORP                           1,618,050
 6,300       ATLANTIC RICHFIELD CO                  834,750
27,000       CHEVRON CORP                         1,755,000
51,600       EXXON CORP                           5,056,800
16,300       MOBIL CORP                           1,992,675
13,200       OCCIDENTAL PETROLEUM CORP              308,550
 8,400       PHILLIPS PETROLEUM CO                  371,700
 2,200       QUAKER STATE OIL REFINING CORP          31,075
 3,800       SUN CO, INC                             92,625
10,800       TEXACO, INC                        $ 1,059,750
10,345       UNOCAL CORP                            420,265
11,900       USX-MARATHON GROUP, INC NEW            284,112
                                               --------------
                                                 13,825,352
                                               --------------
             PETROLEUM--SERVICE--0.99%
 5,900       BAKER HUGHES, INC                      203,550
 1,400     * BJ SERVICES CO                          71,400
 3,200       CABOT CORP                              80,400
 1,800       CAMCO INTERNATIONAL, INC                83,025
   900     * DIAMOND OFFSHORE DRILLING, INC          51,300
 6,900       DRESSER INDUSTRIES, INC                213,900
 2,800     * ENSCO INTERNATIONAL, INC               135,800
 3,400       FLUOR CORP                             213,350
 1,600     * GLOBAL INDUSTRIES LTD                   29,800
 2,200     * GLOBAL INDUSTRIAL TECHNOLOGIES,
             INC                                     48,675
 5,500     * GLOBAL MARINE, INC NEW                 113,437
 4,716       HALLIBURTON CO                         284,139
 1,300       HELMERICH & PAYNE, INC                  67,762
 1,900     * MARINE DRILLING CO, INC                 37,406
 4,200     * NABORS INDUSTRIES, INC                  80,850
 4,200     * NOBLE DRILLING CORP                     83,475
 2,400     * PARKER DRILLING CO                      23,100
 1,700     * PRIDE PETROLEUM SERVICES, INC           39,525
 2,300     * READING & BATES CORP                    60,950
 3,000     * ROWAN COS, INC                          67,875
 1,900     * SMITH INTERNATIONAL, INC                85,262
 2,600       TIDEWATER, INC                         117,650
 1,916       TOSCO CORP                             151,603
   700       TRANSOCEAN OFFSHORE, INC                43,837
 2,000     * TUBOSCOPE VETCO INTERNATIONAL
             CORP                                    31,000
 3,426       ULTRAMAR DIAMOND SHAMROCK CORP         108,347
 1,100     * VARCO INTERNATIONAL, INC                25,437
 1,000       VASTAR RESOURCES, INC                   38,000
 2,200     * WEATHERFORD ENTERRA, INC                66,000
 2,000     * WESTERN ATLAS, INC                     141,750
                                               --------------
                                                  2,798,605
                                               --------------
             PHOTOGRAPHY--0.44%
14,100       EASTMAN KODAK CO                     1,131,525
 1,800       POLAROID CORP                           78,300
   600     * PRESSTEK, INC                           42,750
                                               --------------
                                                  1,252,575


                       See notes to financial statements.

                                     B-45


 SHARES                                            VALUE
---------                                      --------------
             PROPERTY--REAL ESTATE--0.21%
 1,600       CRESCENT REAL ESTATE EQUITIES,
             INC                                 $   84,400
 2,200       HOSPITALITY PROPERTIES TRUST            63,800
 2,000       KIMCO REALTY CORP                       69,750
 1,100       PATRIOT AMERICAN HOSPITALITY            47,437
 2,100       SECURITY CAPITAL INDUSTRIAL
             TRUST                                   44,887
 3,300       TAUBMAN CENTERS, INC                    42,487
 2,100     * TOLL BROTHERS, INC                      40,950
 3,100       WASHINGTON REAL ESTATE
             INVESTMENT TRUST                        54,250
 1,900       WEINGARTEN REALTY INVESTORS, INC        77,187
 2,800       WELLSFORD RESIDENTIAL PROPERTY
             TRUST                                   67,900
                                               --------------
                                                    593,048
                                               --------------
             PUBLISHING--NEWSPAPER--0.52%
 2,100       BELO (A.H.) CORP SERIES A               73,237
 1,600       CENTRAL NEWSPAPERS, INC
             (CLASS A)                               70,400
 3,591     * COX COMMUNICATIONS, INC
             (CLASS A) NEW                           83,041
 2,500       DOW JONES & CO, INC                     84,687
 5,700       GANNETT CO, INC                        426,787
 3,000       HOLLINGER INTERNATIONAL, INC            34,500
 3,700       KNIGHT-RIDDER, INC                     141,525
 4,000       NEW YORK TIMES CO (CLASS A)            152,000
 3,800       TIMES MIRROR CO (SERIES A) NEW         189,050
 2,200       TRIBUNE CO NEW                         173,525
 1,800     * VALASSIS COMMUNICATIONS, INC            38,025
                                               --------------
                                                  1,466,777
                                               --------------
             PUBLISHING--OTHER--0.66%
 3,500       AMERICAN GREETINGS CORP
             (CLASS A)                               99,312
 4,700       DONNELLEY (R.R.) & SONS CO             147,462
 7,100       DUN & BRADSTREET CORP                  168,625
 2,300       HARCOURT GENERAL, INC                  106,087
 1,200       HOUGHTON MIFFLIN CO                     67,950
 8,600     * K-III COMMUNICATIONS CORP               92,450
 2,900    x* MARVEL ENTERTAINMENT GROUP,
             INC                                      5,437
 4,200       MCGRAW HILL COS, INC                   193,725
 1,100       MEREDITH CORP                           58,025
 4,000       READER'S DIGEST ASSOCIATION, INC
             (CLASS A) (NON-VTG)                    161,000
   700     * SCHOLASTIC CORP                         47,075
19,063       TIME WARNER, INC                    $  714,862
                                               --------------
                                                  1,862,010
                                               --------------
             RAILROAD--0.86%
 6,240       BURLINGTON NORTHERN SANTA FE
             CORP                                   538,980
 2,603       CONRAIL, INC                           259,323
 9,000       CSX CORP                               380,250
 2,600       ILLINOIS CENTRAL CORP SERIES A          83,200
 1,600       KANSAS CITY SOUTHERN INDUSTRIES,
             INC                                     72,000
 5,200       NORFOLK SOUTHERN CORP                  455,000
 8,982       UNION PACIFIC CORP                     540,042
 2,500     * WISCONSIN CENTRAL TRANSIT CORP          99,062
                                               --------------
                                                  2,427,857
                                               --------------
             RESTAURANTS & HOTELS--1.34%
 1,500       APPLE SOUTH, INC                        20,250
 1,600       APPLEBEES INTERNATIONAL, INC            44,000
 2,500     * AZTAR CORP                              17,500
 2,800       BOB EVANS FARMS, INC                    37,800
 2,700     * BOSTON CHICKEN, INC                     96,862
 2,900     * BUFFETS, INC                            26,462
 2,100     * CHOICE HOTELS INTERNATIONAL, INC        37,012
 1,200       CKE RESTAURANTS, INC                    43,200
 2,800       CRACKER BARREL OLD COUNTRY
             STORE, INC                              71,050
 7,500       DARDEN RESTAURANTS, INC                 65,625
 2,200     * EXTENDED STAY AMERICA, INC              44,275
 2,800       FELCOR SUITE HOTELS, INC                99,050
 5,400     * HFS INC                                322,650
 7,800       HILTON HOTELS CORP                     203,775
   339     * HOMESTEAD VILLAGE, INC                   6,102
   227     * HOMESTEAD VILLAGE, INC WTS               1,844
 6,600     * HOST MARRIOTT CORP                     105,600
 2,760     * HOST MARRIOTT SERVICES CORP             25,185
 4,900     * ITT CORP (NEW)                         212,537
 2,575       LA QUINTA INNS, INC                     49,246
 1,400     * LANDRYS SEAFOOD RESTAURANTS, INC        29,925
 1,400     * LONE STAR STEAKHOUSE & SALOON,
             INC                                     37,450
 1,800       LUBYS CAFETERIA, INC                    35,775
 4,300       MARRIOTT INTERNATIONAL, INC            237,575
28,700       MCDONALDS CORP                       1,298,675
   800     * MGM GRAND, INC                          27,900


                       See notes to financial statements.

                                     B-46


 SHARES                                            VALUE
---------                                      --------------
   350       MORRISON FRESH COOKING, INC         $    1,618
 2,200     * OUTBACK STEAKHOUSE, INC                 58,850
   900     * PAPA JOHNS INTERNATIONAL, INC           30,375
 2,400     * PRIME HOSPITALITY CORP                  38,700
 2,450     * PROMUS HOTEL CORP                       72,581
   900     * RAINFOREST CAFE, INC                    21,150
 1,200       RUBY TUESDAY, INC                       22,200
 3,200       * RYANS FAMILY STEAK HOUSES, INC        22,000
 7,300       SYSCO CORP                             238,162
 4,800       WENDYS INTERNATIONAL, INC               98,400
                                               --------------
                                                  3,801,361
                                               --------------
             RETAIL--FOOD--0.69%
 9,100       ALBERTSONS, INC                        324,187
 4,700       AMERICAN STORES CO NEW                 192,112
    39     * BRUNOS, INC                                672
 2,206       FLEMING COS, INC                        38,053
14,200       FOOD LION, INC (CLASS B)               143,775
 2,400       GIANT FOOD, INC (CLASS A)               82,800
 1,200       GREAT ATLANTIC & PACIFIC TEA CO,
             INC                                     38,250
 1,600       HANNAFORD BROTHERS, INC                 54,400
 4,600     * KROGER CO                              213,900
 3,000       RUDDICK CORP                            42,000
 9,900     * SAFEWAY, INC NEW                       423,225
 6,500     * SOUTHLAND CORP                          19,296
 3,400     * STARBUCKS CORP                          97,325
 3,200       SUPERVALU, INC                          90,800
 1,300     * VONS COS, INC                           77,837
 3,600       WINN DIXIE STORES, INC                 113,850
                                               --------------
                                                  1,952,482
                                               --------------
             RETAIL--GENERAL MERCHANDISE--3.66%
 6,000     * AUTOZONE, INC                          165,000
   600     * BABY SUPERSTORE, INC                    14,400
 1,200     * BARNES & NOBLE, INC                     32,400
 2,000     * BED BATH & BEYOND, INC                  48,500
 1,100     * BEST BUY, INC                           11,687
 1,700     * BORDERS GROUP, INC                      60,987
 2,400    x* CALDOR CORP                              2,700
 2,100       CASEYS GENERAL STORES, INC              39,375
 4,100     * CHARMING SHOPPES, INC                   20,756
 4,000       CIRCUIT CITY STORES, INC               120,500
 2,250       CLAIRES STORES, INC                     29,250
 2,875     * CONSOLIDATED STORES CORP                92,718
14,072     * CUC INTERNATIONAL, INC                 334,210
 4,100       CVS CORP                               169,637
 8,800       DAYTON HUDSON CORP                     345,400
   900     * DEPARTMENT 56, INC                      22,275
 4,700       DILLARD DEPARTMENT STORES, INC
             (CLASS A)                           $  145,112
 3,743       DOLLAR GENERAL CORP                    119,776
 1,200     * DOLLAR TREE STORES, INC                 45,900
 2,157     * ECKERD CORP                             69,024
 1,000       ETHAN ALLEN INTERIORS, INC              38,500
 2,100       FAMILY DOLLAR STORES, INC               42,787
 8,270     * FEDERATED DEPARTMENT STORES, INC       282,213
 2,400       FINGERHUT COS, INC                      29,400
 1,465     * FOOTSTAR, INC                           36,441
 4,200     * FURNITURE BRANDS INTERNATIONAL,
             INC                                     58,800
 8,800       GAP, INC                               265,100
 1,100     * GYMBOREE CORP                           25,162
 4,200       HECHINGER CO (CLASS A)                   8,662
 2,600       HEILIG MEYERS CO                        42,250
19,700       HOME DEPOT, INC                        987,462
 1,125     * HSN, INC                                26,718
 2,800       INTIMATE BRANDS, INC (CLASS A)          47,600
 1,900     * JONES APPAREL GROUP, INC                71,012
18,700     * K MART CORP                            194,012
 2,200     * KOHLS CORP                              86,350
   800     * LANDS END, INC                          21,200
 8,546       LIMITED, INC                           157,032
 5,800       LOWES COS, INC                         205,900
 1,100     * MAC FRUGALS BARGAINS CLOSE-
             OUTS, INC                               28,737
10,200       MAY DEPARTMENT STORES CO               476,850
   900     * MENS WAREHOUSE, INC                     22,050
 1,200       MERCANTILE STORES CO, INC               59,250
 1,500     * MEYER (FRED), INC                       53,250
 3,000     * MUSICLAND STORES CORP                    4,500
   900     * NEIMAN-MARCUS GROUP, INC                22,950
 2,300       NORDSTROM, INC                          81,506
 5,650     * OFFICEMAX, INC                          60,031
 2,024     * PAYLESS SHOESOURCE, INC                 75,900
 7,500       PENNEY, (J.C.) CO, INC                 365,625
 2,500       PEP BOYS MANNY, MOE, & JACK CO          76,875
 4,900     * PETSMART, INC                          107,187
 2,300       PIER 1 IMPORTS, INC                     40,537
 8,300     * PRICE/COSTCO, INC                      208,537
 1,100     * PROFFITTS, INC                          40,562
 2,100     * REVCO (D.S.), INC NEW                   77,700
   600     * REXALL SUNDOWN, INC                     16,312
 5,510       RITE AID CORP                          219,022
 1,300       ROSS STORES, INC                        65,000


                       See notes to financial statements.

                                      B-47


 SHARES                                            VALUE
---------                                      --------------
 2,700       ROUSE CO                           $    85,725
13,800       SEARS ROEBUCK & CO                     636,525
 5,000     * SERVICE MERCHANDISE, INC                21,250
 2,900     * SHOPKO STORES, INC                      43,500
 3,300       SOTHEBYS HOLDINGS, INC (CLASS A)        61,462
 7,050     * STAPLES, INC                           127,340
   800     * STEIN MART, INC                         16,200
 2,800       STRIDE RITE CORP                        28,000
 2,400     * SUNGLASS HUT INTERNATIONAL, INC         17,400
   900       TALBOTS, INC                            25,762
 2,600       TANDY CORP                             114,400
 1,650     * THE SPORTS AUTHORITY, INC               35,887
 1,400       TIFFANY & CO NEW                        51,275
 3,800       TJX COS, INC NEW                       180,025
10,300     * TOYS R US, INC                         309,000
 1,500     * WABAN, INC                              39,000
58,600       WAL-MART STORES, INC                 1,340,475
10,000       WALGREEN CO                            400,000
   600     * WEST MARINE, INC                        16,950
 1,200     * WILLIAMS-SONOMA, INC                    43,650
 5,300     * WOOLWORTH CORP                         115,937
 2,500     * ZALE CORP                               47,812
                                               --------------
                                                 10,376,164
                                               --------------
             TEXTILE & APPAREL--0.51%
 1,000     * ANN TAYLOR STORES CORP                  17,500
 4,500     * BURLINGTON INDUSTRIES, INC              49,500
 3,200     * FRUIT OF THE LOOM, INC
             (CLASS A)                              121,200
 1,050     * JUST FOR FEET, INC                      27,562
 2,500       KELLWOOD CO                             50,000
 2,800       LIZ CLAIBORNE, INC                     108,150
 1,400     * MOHAWK INDUSTRIES, INC                  30,800
 1,800     * NAUTICA ENTERPRISES, INC                45,450
 5,300       NIKE, INC (CLASS B)                    316,675
 1,200     * NINE WEST GROUP, INC                    55,650
 2,507       REEBOK INTERNATIONAL LTD               105,294
 1,700       RUSSELL CORP                            50,575
 1,200       ST. JOHN KNITS, INC                     52,200
 2,700       UNIFI, INC                              86,737
 2,300       VF CORP                                155,250
 2,400       WARNACO GROUP, INC (CLASS A)            71,100
 1,400     * WESTPOINT STEVENS, INC                  41,825
 1,950       WOLVERINE WORLD WIDE, INC               56,550
                                               --------------
                                                  1,442,018
                                               --------------
             TOBACCO--1.77%
 7,100       AMERICAN BRANDS, INC               $   352,337
33,900       PHILIP MORRIS COS, INC               3,817,987
13,201       RJR NABISCO HOLDINGS CORP              448,834
 1,440       SCHWEITZER-MAUDUIT
             INTERNATIONAL, INC                      45,540
 2,200       UNIVERSAL CORP                          70,675
 8,200       UST, INC                               265,475
                                               --------------
                                                  5,000,848
                                               --------------
             TRUCKERS & SHIPPING--0.25%
 2,500     * AMERICAN FREIGHTWAYS CORP               27,812
 1,600       APL LTD                                 37,800
 1,400       CALIBER SYSTEM, INC                     26,950
 2,300       CNF TRANSPORTATION, INC                 51,175
 1,150     * CONSOLIDATED FREIGHTWAYS CORP           10,206
 1,800       HUNT (J.B.) TRANSPORT SERVICES,
             INC                                     25,200
 1,800       PITTSTON BURLINGTON GROUP CO            36,000
 2,200       ROADWAY EXPRESS, INC                    42,625
 5,500       ROLLINS TRUCK LEASING CORP              69,437
 3,300       RYDER SYSTEM, INC                       92,812
 3,500       SHURGARD STORAGE CENTERS, INC          103,687
 1,500     * SWIFT TRANSPORTATION CO, INC            35,250
 2,100       USFREIGHTWAYS CORP                      57,618
 2,600       WERNER ENTERPRISES, INC                 47,125
 1,000       XTRA CORP                               43,375
                                               --------------
                                                    707,072
                                               --------------
             UTILITIES--ELECTRIC--3.66%
 2,400     * AES CORP                               111,600
 5,200       ALLEGHENY POWER SYSTEMS, INC           157,950
 7,000       AMERICAN ELECTRIC POWER CO, INC        287,875
 3,500       ATLANTIC ENERGY, INC                    59,937
 5,900       BALTIMORE GAS & ELECTRIC CO            157,825
 2,900       BOSTON EDISON CO                        77,937
 5,700       CAROLINA POWER & LIGHT CO              208,050
10,100       CENTERIOR ENERGY CORP                  108,575
 7,200       CENTRAL & SOUTH WEST CORP              184,500
 4,200       CENTRAL MAINE POWER CO                  48,825
 6,500       CINERGY CORP                           216,937
 5,448       CITIZENS UTILITIES CO (CLASS B)         60,609
 3,800       CMS ENERGY CORP                        127,775
 9,200       CONSOLIDATED EDISON CO OF
             NEW YORK, INC                          269,100
 3,900       DELMARVA POWER & LIGHT CO               79,462
 7,000       DOMINION RESOURCES, INC                269,500


                       See notes to financial statements.

                                     B-48


 SHARES                                            VALUE
---------                                      --------------
 4,000       DPL, INC                           $    98,000
 3,400       DQE, INC                                98,600
 5,400       DTE ENERGY CO                          174,825
 8,200       DUKE POWER CO                          379,250
 2,700       EASTERN UTILITIES ASSOCIATION CO        46,912
17,200       EDISON INTERNATIONAL CO                341,850
 4,300       ENOVA CORP                              97,825
 8,700       ENTERGY CORP NEW                       241,425
 3,600       FLORIDA PROGRESS CORP                  116,100
 7,000       FPL GROUP, INC                         322,000
 4,900       GPU, INC                               164,762
 1,700       HAWAIIAN ELECTRIC INDUSTRIES,
             INC                                     61,412
 8,500       HOUSTON INDUSTRIES, INC                192,312
 2,600       IDAHO POWER CO                          80,925
 1,900       IES INDUSTRIES, INC                     56,762
 3,500       ILLINOVA CORP                           96,250
 3,500       IPALCO ENTERPRISES, INC                 95,375
 2,400       KANSAS CITY POWER & LIGHT CO            68,400
 4,500       LONG ISLAND LIGHTING CO                 99,562
 3,900       LOUISVILLE GAS & ELECTRIC ENERGY
             CORP                                    95,550
 5,800       MIDAMERICAN ENERGY HOLDINGS CO          92,075
 2,700       MONTANA POWER CO                        57,712
 3,300       NEVADA POWER CO                         67,650
 2,900       NEW ENGLAND ELECTRIC SYSTEMS CO        101,137
 3,500       NEW YORK STATE ELECTRIC & GAS
             CORP                                    75,687
 7,300     * NIAGARA MOHAWK POWER CORP               72,087
 2,300       NIPSCO INDUSTRIES, INC                  91,137
 6,000       NORTHEAST UTILITIES CO                  79,500
 2,900       NORTHERN STATES POWER CO               133,037
 6,000       OHIO EDISON CO                         136,500
 1,900       OKLAHOMA GAS & ELECTRIC CO              79,325
16,500       PACIFIC GAS & ELECTRIC CO              346,500
11,600       PACIFICORP                             237,800
 8,900       PECO ENERGY CO                         224,725
 3,700       PINNACLE WEST CAPITAL CORP             117,475
 2,200       PORTLAND GENERAL CORP                   92,400
 4,300       POTOMAC ELECTRIC POWER CO              110,725
 6,100       PP&L RESOURCES, INC                    140,300
 2,800       PUBLIC SERVICE CO OF COLORADO          108,850
 3,000       PUBLIC SERVICE CO OF NEW MEXICO         58,875
 9,500       PUBLIC SERVICE ENTERPRISE GROUP,
             INC                                $   258,875
 3,500       PUGET SOUND POWER & LIGHT CO            84,000
 2,900       ROCHESTER GAS & ELECTRIC CORP           55,462
 4,400       SCANA CORP                             117,700
 2,900       SIERRA PACIFIC RESOURCES                83,375
27,000       SOUTHERN CO                            610,875
 2,100       SOUTHWESTERN PUBLIC SERVICE CO          74,287
 5,200       TECO ENERGY, INC                       125,450
 8,800       TEXAS UTILITIES CO                     358,600
 1,600     * TUCSON ELECTRIC POWER CO                26,600
 8,900       UNICOM CORP                            241,412
 3,800       UNION ELECTRIC CO                      146,300
 1,800       UNITED ILLUMINATING CO                  56,475
 2,527       UTILICORP UNITED, INC                   68,229
 3,200       WASHINGTON WATER POWER CO               59,600
 2,800       WESTERN RESOURCES, INC                  86,450
 4,800       WISCONSIN ENERGY CORP                  129,000
                                               --------------
                                                 10,360,741
                                               --------------
             UTILITIES--GAS & PIPELINE--1.39%
 2,800       AGL RESOURCES, INC                      59,150
 3,600     * AMERICAN STANDARD COS, INC             137,700
 3,100       AMERICAN WATER WORKS CO, INC            63,937
 1,200     * BLACK BOX CORP                          49,500
 2,300       BROOKLYN UNION GAS CO                   69,287
 2,100       CABOT OIL & GAS CORP (CLASS A)          35,962
 2,300     * CALENERGY, INC                          77,337
 3,900       COASTAL CORP                           190,612
 2,400       COLUMBIA GAS SYSTEMS, INC              152,700
 3,900       CONSOLIDATED NATURAL GAS CO            215,475
 2,051       EL PASO NATURAL GAS CO NEW             103,575
 8,600       ENRON CORP                             370,875
 2,900       ENSERCH CORP                            66,700
 1,900       EQUITABLE RESOURCES, INC                56,525
 2,100       INDIANA ENERGY, INC                     51,187
 1,300     * IONICS, INC                             62,400
 1,400       KN ENERGY, INC                          54,950
 3,000       MCN CORP                                86,625
 1,600       NATIONAL FUEL GAS CO                    66,000
 5,200       NGC CORP                               120,900
 2,200       NICOR, INC                              78,650
 5,124       NORAM ENERGY CORP                       78,781
 2,850       NORTHWEST NATURAL GAS CO                68,400
 1,329       ONEOK, INC                              39,870
 3,400       PACIFIC ENTERPRISES, INC               103,275


                       See notes to financial statements.

                                     B-49


 SHARES                                            VALUE
---------                                      --------------
  6,200      PANENERGY CORP                   $    279,000
  1,800      PEOPLES ENERGY CORP                    60,975
  3,107      PIEDMONT NATURAL GAS CO, INC           72,626
  1,300    * PRIMARK CORP                           32,175
  1,900      QUESTAR CORP                           69,825
  3,500      SONAT, INC                            180,250
  7,000    * TENNECO, INC NEW                      315,875
  1,737      UGI CORP NEW                           38,865
  2,200      VALERO ENERGY CORP                     62,975
  2,300      WASHINGTON ENERGY CO                   47,437
  2,100      WICOR, INC                             75,337
  6,553      WILLIAMS COS, INC                     245,737
                                               -------------
                                                 3,941,450
                                               -------------
             UTILITIES--OTHER--0.01%
     800   * BILLING INFORMATION CONCEPTS
              CORP                                  23,000
                                               -------------
             UTILITIES--TELEPHONE--5.59%
       800 * ADTRAN, INC                            33,200
     2,900   ALIANT COMMUNICATIONS, INC             49,300
     8,000   ALLTEL CORP                           251,000
    22,400   AMERITECH CORP NEW                  1,358,000
    67,000   AT & T CORP                      $  2,914,500
    17,700   BELL ATLANTIC CORP                  1,146,075
    41,100   BELLSOUTH CORP                      1,659,412
     1,200 * C-TEC CORP                             29,100
     3,000   CINCINNATI BELL, INC                  184,875
     6,800   FRONTIER CORP                         153,850
     2,625 * GLENAYRE TECHNOLOGIES, INC             56,601
    39,500   GTE CORP                            1,797,250
    28,900   MCI COMMUNICATIONS CORP               944,668
     2,900 * MOBILE TELECOMMUNICATIONS
             TECHNOLOGIES CORP                      24,650
     6,200 * NEXTEL COMMUNICATIONS, INC
             (CLASS A)                              80,987
    18,000   NYNEX CORP                       $    866,250
    17,200   PACIFIC TELESIS GROUP CO               632,10
    25,100   SBC COMMUNICATIONS, INC             1,298,925
     2,900   SOUTHERN NEW ENGLAND
             TELECOMMUNICATIONS CORP               112,737
    17,600   SPRINT CORP                           701,800
     3,026   TELEPHONE & DATA SYSTEMS, INC         109,692
     1,700   * U.S. LONG DISTANCE CORP              13,600
    19,200   U.S. WEST COMMUNICATIONS GROUP,
             INC                                   619,200
    19,500   * U.S. WEST MEDIA GROUP, INC          360,750
    16,000   * WORLDCOM, INC                       417,000
                                              -------------
                                                15,815,522
                                              -------------
             TOTAL COMMON STOCK
                (Cost $233,886,895)            282,563,008
                                              -------------
             SHORT TERM INVESTMENTS--0.46%
              U.S. GOVERNMENTS &
             AGENCIES--0.46%
$1,300,000    FEDERAL HOME LOAN MORTGAGE CORP
             5.400% 1/2/97                       1,299,604
                                              --------------
             TOTAL SHORT TERM INVESTMENTS
                (Cost $1,299,805)                1,299,604
                                              -------------
             ROUNDING                                  237
                                              -------------
             TOTAL PORTFOLIO
                (Cost $235,212,131)           $283,894,180
                                             ==============

---------------------

* Non-Income Producing
x In Bankruptcy


                       See notes to financial statements.

[TIAA logo]

                              CHAIRMAN'S LETTER

To the Policyholders of
 Teachers Insurance and Annuity
 Association of America:

We are pleased to provide you with the accompanying audited financial statements of Teachers Insurance and Annuity Association of America ("TIAA") for the year-ended December 31, 1996. As you review these statements, it is also important to note that TIAA continues to maintain the highest possible financial strength ratings from each of the four nationally recognized independent rating organizations. We continue to manage TIAA in a prudent manner with the goal of maximizing our long-term performance within reasonable risk parameters for the long- term benefit of our policyholders.

The report of management responsibility, on the following page, demonstrates our ongoing commitment to conduct TIAA's activities in a well-controlled management environment. Additionally, the accompanying audit report indicates an unqualified opinion from the independent auditing firm of Deloitte & Touche LLP regarding TIAA's statutory financial statements. These statements have been prepared consistently in accordance with statutory accounting practices, a comprehensive basis of accounting comprised of accounting policies prescribed or permitted by the New York State Insurance Department.

Let me specifically address the reference to generally accepted accounting principles ("GAAP") contained in the auditors' report. GAAP is an overall accounting methodology that, while similar in many respects to statutory accounting, is a separate basis of accounting. As noted in the independent auditors' report, our financial statements are not intended to conform with GAAP. This is the first year that the auditors have referred to this distinction, even though we have not changed the way in which we prepare our financial statements. This reference to GAAP is a change that has been required by the auditors' professional standards.

Statutory accounting is the only basis of accounting recognized by the New York State Insurance Department ("Department") for regulatory purposes. It is the only basis of accounting used by the Department in measuring the financial condition and results of operations of an insurance company. It is also the basis for determining insurance company solvency under the New York Insurance Law. While we could prepare a separate set of GAAP financial statements, there is no legal requirement for us to do so. Additionally, TIAA does not believe at this time that it would be a worthwhile expenditure to maintain two separate sets of financial records, particularly since it would provide little added value for our policyholders. Accordingly, we believe that it is prudent for us to continue to manage and report on the operations of TIAA under the conservative statutory accounting methodology that we have always utilized.

                              /s/ John H. Biggs

                                 Chairman and
                           Chief Executive Officer

[TIAA logo]

                     REPORT OF MANAGEMENT RESPONSIBILITY

To the Policyholders of
 Teachers Insurance and Annuity
 Association of America:

The accompanying financial statements of Teachers Insurance and Annuity Association of America ("TIAA") are the responsibility of management. They have been prepared on the basis of statutory accounting practices, a comprehensive basis of accounting comprised of accounting policies prescribed or permitted by the New York State Insurance Department. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting practices.

TIAA has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, and the internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees.

The accompanying financial statements of TIAA have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, meets regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the TIAA financial statements, the New York State Insurance Department and other state insurance departments regularly examine the financial statements of TIAA as part of the periodic corporate examinations.

                              /s/ John H. Biggs
                                 Chairman and
                           Chief Executive Officer

                             /s/ Thomas W. Jones
                         Vice Chairman, President and
                           Chief Operating Officer

                              /s/ Richard Gibbs
                         Executive Vice President and
                         Principal Accounting Officer

[Deloitte & Touche LLP Letterhead]

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
 Teachers Insurance and Annuity
 Association of America:

We have audited the accompanying statutory balance sheets of Teachers Insurance and Annuity Association of America ("TIAA") as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in contingency reserves, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of TIAA's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to these financial statements, TIAA prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, hereinafter referred to as statutory accounting practices, which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, these financial statements are not intended to be presented in conformity with generally accepted accounting principles. The effects on the financial statements of the differences between statutory accounting practices and generally accepted accounting principles are presumed to be material.

In our report dated March 12, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using statutory accounting practices, presented fairly, in all material respects, the financial position of TIAA as of December 31, 1995, and the results of its operations, changes in contingency reserves, and its cash flows for each of the two years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. As described in Note 2 to these financial statements, pursuant to the pronouncements of the Financial Accounting Standards Board, the 1995 and 1994 financial statements of TIAA, prepared using statutory accounting practices, are no longer considered to be presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the company's statutory financial statements for periods beginning after December 15, 1995. Accordingly, our present opinion on the presentation of the 1995 and 1994
financial   statements  in  conformity   with  generally   accepted   accounting
principles, as presented herein, is different from that expressed in our previous report.

In our opinion, because of the effects of the matters discussed in the third and fourth paragraphs, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of TIAA as of December 31, 1996 and 1995, or the results of its operations, changes in contingency reserves or its cash flows for each of the three years in the period ended December 31, 1996.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the statutory financial position of TIAA at December 31, 1996 and 1995 and the results of its operations, changes in its contingency reserves, and its cash flows for each of the three years in the period ended December 31, 1996 on the basis of statutory accounting practices as described in
Note 2.

/s/ Deloitte & Touche LLP

March 11, 1997

[Deloitte Touche Tohmatsu logo]

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                                BALANCE SHEETS


                                                                             December 31,
                                                             --------------------------------------------
                                                                      1996                   1995
                                                             ---------------------   ---------------------
ASSETS
Bonds ......................................................     $56,092,130,827       $48,835,831,058
Mortgages ..................................................      20,074,002,277        21,000,279,330
Real Estate ................................................       6,704,888,918         7,013,052,678
Stocks .....................................................         355,093,378           223,028,483
Other long-term investments ................................         500,351,437           476,803,951
Cash and short-term investments ............................         615,082,177           713,051,046
Investment income due and accrued ..........................       1,140,956,380         1,118,707,821
Separate Account assets ....................................         663,457,762           209,170,183
Other assets ...............................................         211,515,189           204,688,878
                                                             ---------------------   ---------------------
                                               TOTAL ASSETS      $86,357,478,345       $79,794,613,428
                                                             =====================   =====================
LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Policy and contract reserves ..............................      $75,909,906,253       $70,983,830,958
Dividends declared for the following year .................        1,636,737,654         1,493,744,768
Asset Valuation Reserve ...................................        2,134,921,269         1,860,867,891
Interest Maintenance Reserve ..............................          729,089,789           621,365,961
Separate Account liabilities ..............................          559,754,255           106,511,880
Other liabilities .........................................          636,364,432           672,112,096
                                                             ---------------------   ---------------------
                                          Total Liabilities       81,606,773,652        75,738,433,554
Capital: 2,500 shares of $1,000 par value common stock
  issued and outstanding ..................................            2,500,000             2,500,000
                                                             ---------------------   ---------------------
Contingency reserves:
 For group life insurance .................................            8,738,769             7,761,722
 For investment losses, annuity and insurance mortality,
   and other risks ........................................        4,739,465,924         4,045,918,152
                                                             ---------------------   ---------------------
                                 Total Contingency Reserves        4,748,204,693         4,053,679,874
                                                             ---------------------   ---------------------
                     Total Capital and Contingency Reserves        4,750,704,693         4,056,179,874
                                                             ---------------------   ---------------------
        TOTAL LIABILITIES, CAPITAL AND CONTINGENCY RESERVES      $86,357,478,345       $79,794,613,428
                                                             =====================   =====================


                       See notes to financial statements.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                           STATEMENTS OF OPERATIONS


                                                           For the Years Ended December 31,
                                         ------------------------------------------------------------------
                                                  1996                  1995                   1994
                                         ---------------------  ---------------------  ---------------------
INCOME
Insurance and annuity premiums
  and deposits .........................     $ 2,781,826,827       $ 2,854,599,816       $ 2,785,546,486
Transfers from CREF, net ...............         366,920,403           351,869,029           191,582,916
Annuity dividend additions .............       2,131,889,910         1,943,614,354         1,844,416,805
Net investment income ..................       6,525,528,935         6,108,496,984         5,486,071,238
Supplementary contract consideration ...         203,769,996           150,975,982           104,999,526
                                         ---------------------  ---------------------  ---------------------
                             TOTAL INCOME    $12,009,936,071       $11,409,556,165       $10,412,616,971
                                         =====================  =====================  =====================
DISTRIBUTION OF INCOME
Policy and contract benefits ...........     $ 1,916,596,781       $ 1,718,596,923       $ 1,538,301,850
Dividends ..............................       3,399,581,218         3,098,930,945         2,874,077,216
Increase in policy and contract reserves       5,097,213,011         5,329,040,178         5,043,786,384
Operating expenses .....................         249,000,231           241,795,245           216,465,411
Transfers to Separate Accounts, net ....         395,686,225            92,995,463             4,270,646
Federal income taxes ...................          13,153,881             9,487,967             9,843,630
Other, net .............................           1,111,320            (4,380,395)           (2,972,008)
Increase in contingency reserves
  from operations ......................         937,593,404           923,089,839           728,843,842
                                         ---------------------  ---------------------  ---------------------
             TOTAL DISTRIBUTION OF INCOME    $12,009,936,071       $11,409,556,165       $10,412,616,971
                                         =====================  =====================  =====================


                       See notes to financial statements.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                STATEMENTS OF CHANGES IN CONTINGENCY RESERVES


                                                                          For the Years Ended December 31,
                                                        ------------------------------------------------------------------
                                                                 1996                  1995                   1994
                                                        ---------------------  ---------------------  ---------------------
Changes in Contingency Reserves:
From operations ......................................      $  937,593,404        $  923,089,839         $  728,843,842
Net realized capital gain (loss) on investments ......         163,950,475           (56,264,893)           (95,070,954)
Net unrealized capital gain on investments ...........          30,452,145            52,706,109             38,906,936
Transfer to the Interest Maintenance Reserve .........        (167,086,192)         (114,840,183)          (170,430,156)
Transfers from (to) the Asset Valuation Reserve:
 Required formula contribution .......................        (246,181,408)         (302,387,557)          (249,405,235)
 Net capital (gains) losses absorbed .................         (27,871,970)          106,215,365            226,638,932
 Voluntary contribution                                                                                    (193,508,281)
Increase in non-admitted assets other than investments          (4,763,942)             (802,629)           (22,194,906)
Change in valuation basis of policy reserves .........                                                        2,314,689
Other, net ...........................................           8,432,307            10,639,807              1,522,064
                                                        ---------------------  ---------------------  ---------------------
                      NET CHANGE IN CONTINGENCY RESERVES       694,524,819           618,355,858            267,616,931
               CONTINGENCY RESERVES AT BEGINNING OF YEAR     4,053,679,874         3,435,324,016          3,167,707,085
                                                        ---------------------  ---------------------  ---------------------
                     CONTINGENCY RESERVES AT END OF YEAR    $4,748,204,693        $4,053,679,874         $3,435,324,016
                                                        =====================  =====================  =====================


                       See notes to financial statements.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                           STATEMENTS OF CASH FLOWS


                                                                For the Years Ended December 31,
                                              ------------------------------------------------------------------
                                                       1996                  1995                   1994
                                              ---------------------  ---------------------  ---------------------
CASH PROVIDED By operating activities:
 Insurance and annuity premiums, deposits and
   considerations ...........................     $ 2,973,898,849       $ 2,999,426,179       $ 2,886,724,538
 Transfers from CREF, net ...................         366,920,403           351,869,029           191,582,916
 Annuity dividend additions .................       2,131,889,910         1,943,614,354         1,844,416,805
 Investment income, net .....................       6,485,402,589         5,998,015,040         5,372,299,141
                                              ---------------------  ---------------------  ---------------------
                                Total Receipts     11,958,111,751        11,292,924,602        10,295,023,400
                                              ---------------------  ---------------------  ---------------------
 Policy and contract benefits ...............       2,084,121,901         1,715,727,236         1,500,323,250
 Dividends ..................................       3,251,329,333         2,987,866,832         2,819,852,489
 Operating expenses .........................         247,250,730           240,323,235           214,008,001
 Federal income taxes .......................          14,984,747             8,510,881            10,114,286
 Transfers to Separate Accounts, net ........         396,239,152            92,270,003             4,164,199
 Separate Accounts seed money investment
   contributed (withdrawn), net .............          (7,387,104)           66,747,895            25,000,000
 Other, net .................................          48,215,232             6,823,917             6,798,405
                                              ---------------------  ---------------------  ---------------------
                           Total Disbursements      6,034,753,991         5,118,269,999         4,580,260,630
                                              ---------------------  ---------------------  ---------------------
         Cash Provided by Operating Activities      5,923,357,760         6,174,654,603         5,714,762,770
                                              ---------------------  ---------------------  ---------------------
By investing activities:
 Sales and redemptions of bonds and stocks ..       4,480,206,152         3,863,412,778         3,810,787,301
 Repayment of mortgage principal ............       3,481,965,154         1,166,625,456         1,684,113,871
Sales of real estate ........................         834,010,275         1,084,222,765         1,610,589,922
 Other, net .................................         276,394,277           135,661,132           243,837,007
                                              ---------------------  ---------------------  ---------------------
         Cash Provided by Investing Activities      9,072,575,858         6,249,922,131         7,349,328,101
                                              ---------------------  ---------------------  ---------------------
                           TOTAL CASH PROVIDED     14,995,933,618        12,424,576,734        13,064,090,871
                                              ---------------------  ---------------------  ---------------------
DISBURSEMENTS FOR NEW INVESTMENTS
Investments acquired:
 Bonds and stocks ...........................      11,577,235,443         8,696,169,089        10,084,139,605
 Mortgages ..................................       2,761,896,596         2,352,232,441         2,217,021,154
 Real Estate ................................         488,543,147           866,388,613         1,495,492,478
 Other, net .................................         266,227,301           228,181,527           352,457,763
                                              ---------------------  ---------------------  ---------------------
                       TOTAL DISBURSEMENTS FOR
                               NEW INVESTMENTS     15,093,902,487        12,142,971,670        14,149,111,000
                                              ---------------------  ---------------------  ---------------------
               INCREASE (DECREASE) IN CASH AND
                        SHORT-TERM INVESTMENTS        (97,968,869)          281,605,064        (1,085,020,129)
               CASH AND SHORT-TERM INVESTMENTS
                          AT BEGINNING OF YEAR        713,051,046           431,445,982         1,516,466,111
                                              ---------------------  ---------------------  ---------------------
               CASH AND SHORT-TERM INVESTMENTS
                                AT END OF YEAR    $   615,082,177       $   713,051,046       $   431,445,982
                                              =====================  =====================  =====================


                       See notes to financial statements.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                        NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

Teachers Insurance and Annuity Association of America ("TIAA") was established as a legal reserve life insurance company under the insurance laws of the State of New York in 1918. TIAA was formed by the Carnegie Foundation for the Advancement of Teaching for the express purpose of aiding and strengthening nonprofit educational and research organizations by providing retirement and insurance benefits for their faculties and other staff members, and by counseling these organizations and their employees on benefit plans and other measures of economic security. All of the outstanding common stock of TIAA is collectively held by the TIAA Board of Overseers, a nonprofit corporation created solely for the purpose of holding the stock of TIAA.

Note 2--Significant Accounting Policies

TIAA's financial statements have been prepared on the basis of accounting policies prescribed or permitted by the New York State Insurance Department ("Department"). Such policies are hereinafter referred to as statutory accounting practices, a comprehensive basis of accounting that differs from generally accepted accounting principles ("GAAP"). The 1995 and 1994 financial statements presented for comparative purposes were previously described as being in conformity with GAAP, but they are no longer considered to be prepared in accordance with GAAP. (Refer to the separate sections, entitled "Generally Accepted Accounting Principles" and "Permitted Statutory Accounting Policies", within this note.)

The preparation of TIAA's financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by TIAA.

Valuation of Investments: Bonds and short-term investments (debt securities with maturities of one year or less at the time of acquisition) not in default are generally stated at amortized cost; medium to highest quality preferred stocks at cost; common stocks at market value; and all other bond, short-term and preferred stock investments at the lower of amortized cost or market value. Mortgages are stated at amortized cost, and directly-owned real estate at depreciated cost (net of encumbrances). Investments in wholly-owned subsidiaries, real estate limited partnerships and securities limited partnerships are stated at TIAA's equity in the net assets of the underlying entities. Policy loans are stated at outstanding principal amounts. All investments are stated net of any permanent impairments, which are determined on an individual asset basis. Depreciation is generally computed over a 40 year period on the constant yield method for properties acquired prior to 1991, and on the straight-line method for properties acquired thereafter.

Accounting for Investments: Investment transactions are accounted for as of the date the investments are purchased or sold (trade date) for publicly traded common stocks and as of the date the investment transactions are settled (settlement date) for all other investments. Realized capital gains and losses on investment transactions are accounted for under the specific identification method.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Continued)

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts that are denominated in foreign currencies are adjusted to reflect exchange rates at the end of the period. Realized and unrealized gains and losses due to foreign exchange transactions, and those due to translation adjustments, are not separately reported and are reflected in realized and unrealized capital gains and losses, respectively.

Securities Lending: TIAA has a securities lending program whereby it loans securities to qualified brokers in exchange for cash collateral, generally at least equal to 102% of the market value of the securities loaned. When securities are loaned, TIAA receives additional income on the collateral and continues to receive income on the securities loaned. The collateral liability is netted against the short-term investments in which the cash collateral is invested and such short-term investments and the equivalent liability are not reflected in the balance sheet caption, "Cash and short-term investments". TIAA may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower of securities fail to return the securities in a timely manner.

Foreign Currency Swap Contracts: TIAA enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) to hedge against currency risks on investments denominated in foreign currencies. Changes in the value of the contracts related to foreign currency exchange rates are recognized at the end of the period as unrealized gains or losses. Foreign currency swap contracts incorporate a series of swap transactions which result in the exchange of TIAA's fixed and variable foreign currency cash flows into fixed amounts of U.S. dollar cash flows. Foreign currency swap contracts are entered into directly with a counterparty and TIAA is exposed to the risk of default of such counterparty, although TIAA does not anticipate non-performance by any of its counterparties. The maximum potential loss from such risk is equal to the change in the value of the foreign currency swap during the term of the contract. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

Foreign Currency Forward Contracts: TIAA enters into foreign currency forward contracts to exchange fixed amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) to hedge against currency risks on investments denominated in foreign currencies. Changes in the value of the contracts related to foreign currency exchange rates are recognized at the end of the period as unrealized gains or losses. Forward contracts incorporate one swap transaction which results in the exchange of TIAA's fixed foreign currency cash flow into a fixed amount of U.S. dollar cash flow. A foreign exchange premium (discount) is recorded at the time the contract is opened, and it is calculated based on the difference between the forward exchange rate and the spot rate. TIAA amortizes the foreign exchange premium (discount) into investment income over the life of the

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Continued)

forward contract, or at the settlement date if the forward contract is less than a year. TIAA is subject to counterparty credit risk upon entering into foreign currency forward contracts, as discussed above for foreign currency swap contracts.

Interest Rate Swap Contracts: TIAA enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow TIAA to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. TIAA also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows in connection with certain adjustable rate products. Payments received and payments made under interest rate swap contracts are reflected in net investment income. Interest rate swap contracts subject TIAA to credit risk should the counterparties not perform according to the terms of the contracts. However, the maximum potential loss from such credit risk is much smaller than the par value of the related notes, and TIAA does not anticipate non-performance by any of its counterparties. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

Swap Options: TIAA writes (sells) swap options on selected bonds to hedge against the effect of interest rate fluctuations as part of TIAA's asset and liability management program for certain adjustable rate products. Swap options give the holder the right, but not the obligation, to enter into an interest rate swap contract with TIAA where TIAA would pay a fixed interest rate and would receive a variable interest rate on a specified notional amount. When a swap option is written, the premium received is recorded as a liability. Because the swap options expire within one year of their inception date, the premium is recognized as investment income at the earlier of the exercise date or the expiration of the swap option. TIAA would be exposed to counterparty credit risk upon entering into an interest rate swap contract, as discussed above.

Interest Rate Cap Contracts: TIAA purchases interest rate cap contracts to hedge against the risk of a rising interest rate environment as part of TIAA's asset and liability management program for certain adjustable rate products. Under the terms of the interest rate cap contracts, the selling entity makes payments to TIAA on a specified notional amount if an agreed-upon index exceeds a predetermined strike rate. Payments received under interest rate cap contracts are recognized as investment income. When an interest rate cap contract is purchased, the premium paid is recorded as an asset, and the premium is amortized into investment expense over the life of the interest rate cap contract. TIAA would be subject to counterparty credit risk if the index exceeds the predetermined strike rate, causing a payment to be payable to TIAA. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

Covered Call Options: TIAA writes (sells) covered call options on selected bonds as part of TIAA's asset and liability management program for certain adjustable rate products. When an option is written, the premium received is recorded as a liability. Premiums received on options which expire are recorded as realized capital gains.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Continued)

Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying bond in recognizing the net realized capital gain or loss on the disposition. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of TIAA's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying bond pursuant to the call option may be below the prevailing market value.

Investment Income Due and Accrued: Investment income due and accrued excludes non-admitted amounts of approximately $291,742,000 and $311,279,000 at December 31, 1996 and 1995, respectively.

Non-Admitted Assets Other than Investments: Certain non-investment assets, such as furniture and fixtures and various receivables, are designated as non-admitted assets by the Department and, as such, cannot be included in life insurance company balance sheets filed with the Department. Such non-admitted assets approximated $179,363,000 at December 31, 1996 and $174,603,000 at December 31, 1995.

Policy and Contract Reserves: TIAA offers a range of group and individual retirement annuities and group and individual life and other insurance products. Policy and contract reserves for such products are determined in accordance with standard valuation methods approved by the Department. Reserves are stated at account balances for annuities in the accumulation phase, at the present value of all future guaranteed benefits for annuities in the payout phase and, for insurance policies, are computed in accordance with standard actuarial formulas. The reserves established utilize assumptions for interest (at an average rate of approximately 3%), mortality and other risks insured. Such reserves establish a sufficient provision for all contractual benefits guaranteed under policy and contract provisions.

Dividends Declared for the Following Year: Dividends on insurance policies and pension annuity contracts in the payout phase are generally declared by the TIAA Board of Trustees ("Board") in November of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are generally declared by the Board in February of each year and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Asset Valuation Reserve: The Asset Valuation Reserve ("AVR"), which covers all invested asset classes, is an explicit liability reserve required by the National Association of Insurance Commissioners ("NAIC") and is intended to provide for potential future credit and equity losses. Reserve components of the AVR are maintained for bonds, stocks, mortgages, real estate and other invested assets. Realized and unrealized credit and equity capital gains and losses, net of capital gains taxes, are credited to or charged against the related components of the AVR. Formula calculations determine the required contribution amounts for each component. Insurance companies may also make voluntary contributions to any component as long as the resulting ending balance does not exceed the computed maximum reserve for that component. TIAA makes voluntary contributions to the mortgage and real

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Continued)

estate reserves of the AVR as necessary to keep the reserve balances at least equal to the aggregate differences between carrying value and the most recent valuation for mortgage and real estate investments under valuation review. Contributions to the AVR are reported as transfers from Contingency Reserves.

Interest Maintenance Reserve: The Interest Maintenance Reserve ("IMR") is a liability reserve required by the NAIC which accumulates realized capital gains and losses resulting from interest rate fluctuations. Such capital gains and losses are amortized out of the IMR as an adjustment to net investment income over the remaining lives of the assets sold.

Contingency Reserves: By Charter, TIAA operates without profit to the corporation or its sole shareholder, the TIAA Board of Overseers. As a result, all contingency reserves are held solely for the benefit of TIAA's policyholders.

Income and Expenses: Premiums, investment income and expenses are reported as incurred.

Federal Income Taxes: TIAA is a nonprofit educational organization exempt from federal income taxation under Section 501(c)(3) of the Internal Revenue Code. However, any non-pension related income is subject to federal income taxation as unrelated business income. The federal income tax provision in the accompanying statements of operations is based on taxes actually paid or anticipated to be paid with the tax return filing.

Separate Accounts: The balance sheet captions for Separate Account assets and liabilities (which include participant account values) are stated at market value. The Separate Accounts' operating results are reflected in the changes to these assets and liabilities.

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("SIA"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. SIA was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of SIA and such units shared in the pro rata investment experience of SIA and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in SIA. On November 14, 1994, TIAA began to offer Accumulation Units of SIA to participants other than TIAA. At December 31, 1995, the value of TIAA's 2,685 units in SIA was approximately $92,000, and TIAA redeemed its remaining units during 1996.

The TIAA Real Estate Account ("REA") is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of funding variable annuity contracts.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Continued)

REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA's target is to invest between 70% and 80% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities to maintain adequate liquidity. REA was established on July 3, 1995 with a $100,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of REA and such units share in the pro rata investment experience of REA and are subject to the same valuation procedures and expense deductions as all other Accumulation Units in REA. On October 2, 1995, TIAA began to offer Accumulation Units of REA to participants other than TIAA. At December 31, 1996 and 1995, the number of units retained by TIAA in REA were 933,333 and 1,000,000, respectively, with a total value of approximately $103,704,000 and $102,566,000, respectively.

Generally Accepted Accounting Principles: The Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 40, entitled "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" ("Interpretation"), in April 1993. The Interpretation clarifies that financial statements that are intended to be in conformity with GAAP should follow all authoritative accounting pronouncements except to the extent that a pronouncement explicitly exempts a particular type of enterprise or that enterprise does not have the transaction, event, or circumstance addressed in the pronouncement. The Interpretation, as amended, is effective for 1996 annual financial statements.

The effect of the Interpretation is that, beginning in 1996, TIAA (and mutual life insurance and other enterprises) can no longer refer to financial statements prepared in accordance with statutory accounting practices as having been prepared in accordance with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of the Interpretation are no longer considered to be GAAP statements when presented in comparative form with financial statements for periods subsequent to the Interpretation's effective date. Accordingly, TIAA's 1995 and 1994 statutory financial statements, while presented in full conformance with statutory accounting practices, are no longer considered to be presented in conformity with GAAP.

The differences between generally accepted accounting principles and statutory accounting practices would have a material effect on TIAA's financial statements,  and the primary  differences  can be summarized  as follows.  Under
GAAP:

(bullet) The AVR is  eliminated  and valuation  allowances  are  established  as
         contra  assets  based  on  asset-specific   analyses  rather  than  the
         formula-based AVR being reflected as a liability reserve;

(bullet) The IMR is eliminated and realized gains and losses resulting from interest rate fluctuations are reported as a component of net income rather than being accumulated in and subsequently amortized out of the IMR;

(bullet) Dividends on insurance policies and annuity contracts are accrued as the necessary earnings emerge from operations rather than being accrued in the year when they are declared;

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 2--Significant Accounting Policies--(Concluded)

(bullet) The "non-admitted" asset designation is not utilized;

(bullet) Policy acquisition costs are deferred and amortized over the lives of the policies issued rather than being charged to operations as incurred;

(bullet) Policy and contract reserves are based on estimates of expected mortality and interest rather than being based on statutory mortality and interest requirements;

(bullet) Investments in wholly-owned subsidiaries are consolidated in the parent's financial statements rather than being carried at the parent's equity in the net assets of the subsidiaries;

(bullet) Long-term bond investments considered to be "available for sale" are carried at fair value rather than at amortized cost. Management believes that the effects of these differences on TIAA's financial statements, if GAAP were implemented, would increase TIAA's capital.

Permitted Statutory Accounting Policies: Statutory accounting policies prescribed by the Department include accounting practices reflected in New York State Insurance Laws and Regulations as well as in NAIC publications. Permitted statutory accounting policies encompass all accounting practices which are allowed by the Department but have not been prescribed. TIAA does not utilize any statutory accounting practices which depart from prescribed statutory accounting practices; however, TIAA does follow certain permitted statutory accounting practices. The following permitted statutory accounting policies have been approved by the Department: inclusion of real estate subsidiaries and real estate limited partnerships in the Real Estate caption in the accompanying balance sheets; determination of permanent impairments; and netting of securities lending collateral against short-term investments.

The NAIC issued prescribed accounting requirements for loan-backed securities, including collateralized mortgage obligations ("CMO's"), in 1993. The new accounting requirements stipulated that loan-backed securities should be accounted for using the interest method. Under the interest method, actual and anticipated cash flows of a security are utilized to determine the carrying value of that security. TIAA elected the prospective method for determining yields and carrying values for interest-only CMO's and the retrospective method for all other CMO's.

Certain provisions of these statutory accounting policies were required to be implemented in 1994; the remaining provisions were required for 1995. TIAA implemented the required provisions of the new accounting policies in 1994 and also adopted the provisions in 1994 for TIAA's public market CMO portfolio. This early adoption for public market CMO's represented a permitted accounting practice which was also approved by the Department. The required provisions of the new accounting policies for TIAA's private market CMO portfolio were implemented in 1995. The effect of this change in accounting in 1995 and 1994 was to increase contingency reserves by approximately $11 million and $50 million, respectively.

Reclassifications: Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform with the 1996 presentations.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments

Securities Investments: At December 31, 1996 and 1995, the carrying values (balance sheet amounts) and estimated market values of long-term bond investments, and gross unrealized gains and losses with respect to such market values, are shown below:


                                                              Gross              Gross
                                          Carrying          Unrealized        Unrealized           Estimated
December 31, 1996                           Value             Gains             Losses           Market Value
 ------------------------------------ -----------------  ----------------- -----------------  -------------------
U.S. Treasury securities and
  obligations of U.S. government
  agencies and corporations ........   $   708,002,451    $   58,453,457     $101,219,004       $   665,236,904
Debt securities issued by foreign
  governments ......................     1,318,580,240       160,530,266        5,770,226         1,473,340,280
Corporate securities ...............    29,838,430,523     1,723,358,249      236,333,975        31,325,454,797
Mortgage-backed securities .........    18,880,847,006     1,360,640,261      224,627,980        20,016,859,287
Asset-backed securities ............     5,346,270,607       539,946,158       78,199,108         5,808,017,657
                                      -----------------  ----------------- -----------------  -------------------
    Total ..........................   $56,092,130,827    $3,842,928,391     $646,150,293       $59,288,908,925
                                      =================  ================= =================  ===================
December 31, 1995
 ------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  agencies and corporations ........   $   805,105,863    $  195,202,463                        $ 1,000,308,326
Debt securities issued by foreign
  governments ......................     1,456,997,622       226,995,685     $  1,494,536         1,682,498,771
Corporate securities ...............    28,094,698,003     2,942,081,089       78,607,386        30,958,171,706
Mortgage-backed securities .........    15,163,886,154     1,547,907,663       45,110,081        16,666,683,736
Asset-backed securities ............     3,315,143,416       317,275,533        4,448,112         3,627,970,837
                                      -----------------  ----------------- -----------------  -------------------
    Total ..........................   $48,835,831,058    $5,229,462,433     $129,660,115       $53,935,633,376
                                      =================  ================= =================  ===================


At December 31, 1996 and 1995, approximately 95.4% and 94.9%, respectively, of the long-term bond portfolio was comprised of investment grade securities. At December 31, 1996, outstanding forward commitments for future long-term bond investments approximated $1,171,942,000, and it is anticipated that all commitments will be disbursed during 1997. The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers. Debt securities amounting to approximately $2,610,000 and $237,943,000 at December 31, 1996 and 1995, respectively, were on deposit with governmental authorities or trustees as required by law.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments--(Continued)

The carrying values and estimated market values of long-term bond investments at December 31, 1996, by contractual maturity, are shown below:


                                             Carrying          Estimated
                                               Value          Market Value
                                         ----------------- ------------------
Due in one year or less ................  $   369,061,445   $   375,202,319
Due after one year through five years ..    3,760,546,344     3,972,202,814
Due after five years through ten years .   12,148,746,120    12,582,733,274
Due after ten years ....................   15,586,659,305    16,533,893,574
                                         ----------------- ------------------
    Subtotal ...........................   31,865,013,214    33,464,031,981
Mortgage-backed securities .............   18,880,847,006    20,016,859,287
Asset-backed securities ................    5,346,270,607     5,808,017,657
                                         ----------------- ------------------
    Total ..............................  $56,092,130,827   $59,288,908,925
                                         ================= ==================



Bonds not due at a single maturity date have been included in the preceding table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations, although prepayment premiums may be applicable.

At December 31, 1996 and 1995, the carrying values of long-term bond investments were diversified by industry classification as follows:


                                   1996    1995
                                --------  -------
Mortgage-backed securities .....   33.7%    31.1%
Manufacturing ..................   13.0     14.0
Public utilities ...............   12.9     15.5
Asset-backed securities ........    9.5      6.8
Finance and financial services .    8.9      8.8
Government .....................    4.8      5.7
Retail and wholesale trade .....    4.3      5.1
Oil and gas ....................    4.0      3.9
Communications .................    3.7      4.3
Other ..........................    5.2      4.8
                                --------  -------
    Total ......................  100.0%   100.0%
                                ========  =======

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments--(Continued)

The approximate carrying values and market values of debt securities loaned, and the cash collateral received in connection therewith, were as follows:

                        Carrying            Market              Cash
                          Value             Value            Collateral
                    -----------------  -----------------------------------
December 31, 1996    $1,625,029,000     $1,678,166,000     $1,746,346,000
December 31, 1995    $1,345,534,000     $1,410,965,000     $1,482,603,000



At December 31, 1996 and 1995, TIAA had interest rate swap contracts outstanding with a total notional value of $187,355,000 and $105,600,000, respectively.

At December 31, 1996 and 1995, TIAA had foreign currency swap contracts outstanding with a total notional value of approximately $337,404,000 and $238,063,000, respectively. The net change in unrealized gains (losses) on foreign currency swap contracts was approximately $1,367,000, $(1,099,000) and $(7,635,000) for the years ended December 31, 1996, 1995 and 1994, respectively.

During 1996, TIAA entered into five foreign currency forward contracts with a total notional value of approximately $12,522,000, and recorded total premiums of approximately $188,000. All five forward contracts remained outstanding at December 31, 1996, and the unamortized value of the premiums was approximately $188,000. Unrealized gains on the forward contracts were approximately $28,000 for the year ended December 31, 1996.

During 1996, TIAA wrote four swap options with a total notional value of $132,000,000, and received a total premium of approximately $554,000. One of these swap options expired and one was exercised during the year, with total notional values of $30,000,000 and $44,000,000, respectively. The interest rate swap contract created from the exercise of the swap option is reflected in the aggregate totals for interest rate swap contracts disclosed in the related paragraph above. At December 31, 1996, the unamortized value of the premiums was approximately $434,000, and two swap options remained outstanding with a total notional value of $58,000,000. During 1996, TIAA purchased three interest rate cap contracts with a total notional value of $32,520,000, and paid a total premium of approximately $553,000. All three interest rate cap contracts remained outstanding at December 31, 1996, and the unamortized value of the premiums was approximately $507,000. TIAA received no payments under the interest rate cap contracts during 1996.

During 1995, TIAA wrote two covered call options related to $13,500,000 par value of bonds and received premiums of approximately $142,000. The options were exercised and the premiums were recorded as additional proceeds on the dispositions. There were no outstanding covered call options at December 31, 1996 and 1995.

Mortgage Loan and Real Estate Investments: TIAA makes mortgage loans, principally collateralized by commercial real estate, and direct investments in real estate. TIAA's mortgage underwriting standards generally limit mortgage investments to first mortgage liens on completed income-producing properties for which the loan-to- value ratio at the time of closing generally ranges between 65% and 75%. TIAA employs a system to monitor

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments--(Continued)

the effects of current and expected market conditions and other factors on the collectability of mortgage loans and the realizability of real estate investments. This system is utilized to identify and quantify any permanent impairments in value and to determine the appropriate level of mortgage and real estate reserves in the AVR.

At December 31, 1996 and 1995, the carrying values of mortgage loan investments were diversified by property type and geographic region as follows:


Property Type              1996             1995
---------------------   --------------- ----------------
Office buildings ......      41.3%            41.1%
Shopping centers ......      29.4             30.6
Mixed-use projects ....      10.7              9.9
Apartments ............       7.3              8.1
Industrial buildings ..       5.4              3.9
Hotels ................       4.2              4.6
Other .................       1.7              1.8
                         --------------- ----------------
    Total .............     100.0%           100.0%
                         =============== ================
Geographic Region
 ---------------------
West ..................      28.1%            29.2%
Northeast .............      22.5             23.1
Midwest ...............      20.5             20.4
Southeast .............      18.6             17.1
Southwest/Plains ......      10.3             10.2
                         --------------- ----------------
    Total .............     100.0%           100.0%
                         =============== ================


At December 31, 1996 and 1995, approximately 22% and 24%, respectively, of the mortgage portfolio was invested in California and is included in the West region shown above.

At December 31, 1996, the contractual maturity schedule of mortgage loans is shown below:


                                          Carrying Value
                                        ------------------
Due in one year or less ...............   $ 1,467,338,932
Due after one year through five years .     3,710,129,134
Due after five years through ten years      9,137,638,879
Due after ten years ...................     5,758,895,332
                                        ------------------
    Total .............................   $20,074,002,277
                                        ==================

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments--(Continued)

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgage loans, although prepayment premiums may be applicable.

At December 31, 1996, outstanding forward commitments for future mortgage loan investments approximated $1,217,430,000, including commitments under litigation. Of this, $836,936,000 is scheduled for disbursement in 1997, $309,276,000 in 1998 and $71,218,000 in later years. The funding of mortgage loan commitments is contingent upon the underlying properties meeting specified construction, leasing, occupancy and other requirements. Of the total commitments scheduled for disbursement in 1997, $250,000,000 is related to a mortgage loan refinancing which occurred in 1993. In connection with the refinancing, a third party made a five year, interest-only loan to a TIAA borrower and the borrower made a partial repayment to TIAA. TIAA made a one year forward commitment to loan $250,000,000 to the borrower. The loan commitment may be extended, at TIAA's option, for additional one year periods, up to a total of five years, provided that the borrower's first mortgage to the third party is not in default at the time the loan commitment is extended. The loan commitment has been extended to 1997.

At December 31, 1996, 1995 and 1994, the aggregate carrying values of mortgages with restructured or modified terms, as defined by generally accepted accounting principles, were approximately $621,056,000, $872,377,000 and $913,551,000, respectively. For the years ended December 31, 1996, 1995 and 1994, the investment income earned on such mortgages was approximately $43,408,000, $57,142,000 and $41,643,000, respectively, which would have been approximately $68,371,000, $96,625,000 and $101,394,000, respectively, if they had performed in accordance with their original terms. When restructuring mortgage loans, TIAA generally requires participation features, yield maintenance stipulations, and/or the establishment of property specific escrow accounts funded by the borrowers.

At December 31, 1996 and 1995, the carrying values of real estate investments were diversified by property type and geographic region as follows:


Property Type                                               1996             1995
-----------------------------------------------------   --------------- ----------------
Office buildings ....................................         63.2%            61.7%
Shopping centers ....................................         16.3             15.2
Mixed-use projects ..................................          7.3              7.3
Industrial buildings ................................          3.5              3.4
Income-producing land underlying improved real estate          3.5              3.3
Land held for future development ....................          1.8              2.0
Apartments ..........................................          0.4              0.7
Other ...............................................          4.0              6.4
                                                        --------------- ----------------
    Total ...........................................        100.0%           100.0%
                                                        =============== ================

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 3--Investments--(Concluded)


Geographic Region      1996          1995
-----------------  ------------  ------------
Midwest                34.6%        34.8%
Southeast              26.0         24.7
Northeast              14.5         14.2
West                   14.4         16.2
Southwest/Plains       10.5         10.1
                  ------------  ------------
    Total             100.0%       100.0%
                  ============  ============



At December 31, 1996 and 1995, approximately 12% of the real estate portfolio was invested in Minnesota and included in the Midwest region shown above. At December 31, 1995, approximately 12% of the real estate portfolio was also invested in California and included in the West region shown above. The percentage of the portfolio invested in California declined to 10% at December 31, 1996.

At December 31, 1996, outstanding forward commitments for future real estate investments approximated $99,640,000. Under these commitments, it is estimated that $79,412,000 will be disbursed in 1997 and $20,228,000 in later years. The funding of real estate investment commitments is contingent upon the properties meeting specified construction, leasing, occupancy and other requirements.

Depreciation expense on real estate investments for the years ended December 31, 1996, 1995 and 1994, was approximately $135,982,000, $98,198,000 and
$84,872,000, respectively; the amount of accumulated depreciation at December 31, 1996 was approximately $646,662,000.

Asset Valuation Reserves: The AVR balances at December 31, 1996 and 1995 were comprised of the following asset-specific reserves:


                                   1996                 1995
                            -------------------  -------------------
Bonds and preferred stock     $  692,863,748       $  673,859,636
Mortgages                        647,666,546          564,444,067
Real Estate                      707,054,921          514,833,826
Common stock                      53,869,704           62,372,040
Other invested assets             33,466,350           45,358,322
                            -------------------  -------------------
    Total                     $2,134,921,269       $1,860,867,891
                            ===================  ===================

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 4--Investment Income and Capital Gains and Losses

Net Investment Income: For the years ended December 31, 1996, 1995 and 1994, the components of net investment income were as follows:


                                                         1996               1995               1994
                                                   -----------------  -----------------------------------
Gross Investment Income:
 Bonds ...........................................  $4,397,330,653     $4,113,077,743     $3,591,625,656
 Mortgages .......................................   1,704,612,536      1,688,836,730      1,613,072,996
 Real Estate (net of property expenses, taxes and
   depreciation) .................................     349,550,153        279,016,562        298,290,866
 Stocks ..........................................      14,512,747         24,460,434         12,296,076
 Other long-term investments .....................      16,299,166         16,706,459         10,794,114
 Cash and short-term investments .................      64,600,106         52,050,980         37,997,294
 Other ...........................................      30,748,262          8,500,640          9,894,077
                                                   -----------------  -----------------------------------
    Total ........................................   6,577,653,623      6,182,649,548      5,573,971,079
Less investment expenses .........................    (111,487,052)      (112,287,010)      (102,523,873)
                                                   -----------------  -----------------------------------
Net investment income before amortization of net
  IMR gains ......................................   6,466,166,571      6,070,362,538      5,471,447,206
Plus amortization of net IMR gains ...............      59,362,364         38,134,446         14,624,032
                                                   -----------------  -----------------------------------
Net investment income ............................  $6,525,528,935     $6,108,496,984     $5,486,071,238
                                                   =================  ===================================


Participation income received on securities, mortgages and real estate included in the above table was approximately $21,121,000, $28,088,000 and $27,488,000 in 1996, 1995 and 1994, respectively.

The net earned rates of investment income on total invested assets (computed as net investment income before amortization of net IMR gains divided by mean invested assets) were 8.17%, 8.29% and 8.11% in 1996, 1995 and 1994, respectively.

Future rental income expected to be received during the next five years under existing real estate leases in effect as of December 31, 1996 is approximately $510,962,000 in 1997, $460,487,000 in 1998, $396,760,000 in 1999, $322,444,000
in 2000 and $244,048,000 in 2001.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 4--Investment Income and Capital Gains and Losses--(Concluded)

Realized Capital Gains and Losses: For the years ended December 31, 1996, 1995 and 1994, the net realized capital gains (losses) on sales, redemptions and writedowns of investments computed under the specific identification method were as follows:


                                                                1996                 1995                1994
                                                         -------------------  ------------------- -------------------
Bonds .................................................     $  83,521,853       $  32,698,203        $  23,169,838
Mortgages .............................................      (120,569,347)       (204,033,034)        (103,763,171)
Real Estate ...........................................        62,836,567          99,207,556          (24,555,825)
Stocks ................................................       123,374,256           9,808,562            5,435,716
Other long-term investments ...........................        27,068,040           7,885,199            1,550,624
Cash and short-term investments .......................       (13,797,036)           (758,274)           2,377,735
Other .................................................            14,400           1,360,695              714,129
                                                         -------------------  ------------------- -------------------
Total realized gains (losses) before capital gains tax        162,448,733         (53,831,093)         (95,070,954)
Capital gains (tax) benefit ...........................         1,501,742          (2,433,800)                   0
                                                         -------------------  ------------------- -------------------
    Total .............................................     $ 163,950,475       $  (56,264,893)      $  (95,070,954)
                                                         ===================  =================== ===================


Proceeds from sales and redemptions of long-term bond investments during 1996, 1995 and 1994 were approximately $4,329,771,000, $3,822,394,000 and
$3,685,078,000, respectively. Gross gains of approximately $133,807,000, $122,093,000 and $96,579,000 and gross losses of approximately $45,397,000,
$49,736,000 and $75,097,000 were realized on these sales and redemptions during 1996, 1995 and 1994, respectively.

Unrealized Capital Gains and Losses: For the years ended December 31, 1996, 1995 and 1994, the net changes in unrealized capital gains (losses) on investments, resulting in a net increase (decrease) in the valuation of investments, were as follows:


                                         1996                 1995                1994
                                  -------------------  ------------------- -------------------
Bonds                                $  3,982,108         $ 51,534,565        $ 64,026,744
Mortgages                               2,393,812           (1,807,561)         (3,125,696)
Real Estate                            20,766,890          (42,391,326)        (37,141,679)
Stocks                                (26,004,886)          26,290,762          19,432,861
Other long-term investments            10,306,026           22,455,069             824,045
Cash and short-term investments             8,605                    0           1,285,511
Other                                  18,999,590           (3,375,400)         (6,394,850)
                                  -------------------  ------------------- -------------------
    Total                            $ 30,452,145         $ 52,706,109        $ 38,906,936
                                  ===================  =================== ===================

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 5--Disclosures About Fair Value of Financial Instruments

The estimated fair value amounts of financial instruments presented in the following tables have been determined by TIAA using market information available as of December 31, 1996 and 1995 and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts TIAA could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.



                                                Notional             Carrying            Estimated
December 31, 1996                                 Value               Value             Fair Value
 ----------------------------------------- -------------------  ------------------- -------------------
Assets
 Bonds                                                           $56,092,130,827      $59,288,908,925
 Mortgages                                                        20,074,002,277       20,605,405,622
 Stocks                                                              355,093,378          355,093,378
 Cash and short-term investments                                     615,082,177          615,082,177
 Policy loans                                                        187,636,651          187,636,651
Liabilities
 Teachers Personal Annuity--Fixed Account                            700,580,748          700,580,748
Other financial instruments
 Foreign currency swap contracts              $337,403,818            (6,031,762)         (26,524,318)
 Foreign currency forward contracts             12,522,424               216,215               30,162
 Interest rate swap contracts                  187,355,000                                  8,463,177
 Swap options                                   58,000,000              (433,554)            (308,108)
 Interest rate cap contracts                    32,520,000               506,579              443,878
 Stock warrants                                                                                    --
December 31, 1995
 -----------------------------------------
Assets
 Bonds                                                           $48,835,831,058      $53,935,633,376
 Mortgages                                                        21,000,279,330       22,600,402,237
 Stocks                                                              223,028,483          223,028,483
 Cash and short-term investments                                     713,051,046          713,051,046
 Policy loans                                                        134,538,623          134,538,623
Liabilities
 Teachers Personal Annuity--Fixed Account                            580,720,683          580,720,683
Other financial instruments
 Foreign currency swap contracts              $238,063,450            (7,398,975)         (27,116,738)
 Interest rate swap contracts                  105,600,000                                 15,152,000
 Stock warrants                                                                             6,532,500

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 5--Disclosures About Fair Value of Financial Instruments--(Continued)

Bonds:   Fair  values  for  publicly  traded  long-term  bond  investments  were determined using quoted market prices. For privately placed long-term bond investments without a readily ascertainable market value, such values were determined with the assistance of an independent pricing service utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and assigned credit ratings. The aggregate carrying values and estimated fair values of publicly traded and privately placed bonds at December 31, 1996 and 1995 were as follows:


                                          1996                                     1995
                         --------------------------------------- ----------------------------------------
                              Carrying            Estimated            Carrying            Estimated
                                Value             Fair Value            Value              Fair Value
                         -------------------  ------------------- -------------------  -------------------
Publicly traded bonds      $33,088,013,741     $34,773,725,991     $28,152,735,556      $31,029,476,823
Privately placed bonds      23,004,117,086      24,515,182,934      20,683,095,502       22,906,156,553
                         -------------------  ------------------- -------------------  -------------------
    Total                  $56,092,130,827     $59,288,908,925     $48,835,831,058      $53,935,633,376
                         ===================  =================== ===================  ===================


Mortgages: The fair value of mortgages was determined with the assistance of an independent pricing service utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and assigned credit ratings.

Stocks, Cash and Short-Term Investments, and Policy Loans: The carrying values are reasonable estimates of fair values.

Teachers Personal Annuity--Fixed Account: The carrying values of the liabilities are reasonable estimates of fair values.

Foreign Currency Swap Contracts: The fair value of foreign currency swap contracts, which are used for hedging purposes, is the estimated net gain or
(loss) that TIAA would record if the foreign currency swaps were liquidated at year-end. The fair value of foreign currency swap contracts was estimated by external parties, including TIAA's counterparties, based on future cash flows and anticipated exchange relationships, and such values were reviewed internally for reasonableness.

Foreign Currency Forward Contracts: The fair value of foreign currency forward contracts, which are used for hedging purposes, is the estimated net gain or
(loss) that TIAA would record if the foreign currency forward contracts were liquidated at year-end. The fair value of the foreign currency forward contracts was estimated internally based on future cash flows and anticipated exchange relationships, and such values were reviewed for reasonableness with estimates from external parties, including TIAA's counterparties.

Interest Rate Swap Contracts: The fair value of interest rate swap contracts, which are used for hedging purposes, is the estimated net gain or (loss) that TIAA would record if the interest rate swaps were liquidated at year- end. The swap agreements have no carrying value. The fair value of interest rate swap contracts was estimated internally using modeling software developed by independent third parties, and such values were reviewed for reasonableness with estimates from external parties, including TIAA's counterparties.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 5--Disclosures About Fair Value of Financial Instruments--(Continued)

Swap Options: The fair value of swap options, which are used for hedging purposes, is the estimated amount that TIAA would receive or (pay) if the swap options were liquidated at year-end. The fair value of the swap options was estimated by external parties, including TIAA's counterparties, using option pricing models, and such values were reviewed internally for reasonableness using option pricing software developed by independent third parties.

Interest Rate Cap Contracts: The fair value of interest rate cap contracts, which are used for hedging purposes, is the estimated amount that TIAA would receive or (pay) if the interest rate cap contracts were liquidated at year-end. The fair value of the interest rate cap contracts was estimated by external parties, including TIAA's counterparties, using option pricing models, and such values were reviewed internally for reasonableness using option pricing software developed by independent third parties.

Stock Warrants: The fair value of stock warrants represents the excess, if any, of the market value of the related stock over the exercise price associated with the stock warrant. The stock warrants have no carrying value.

Commitments to Extend Credit or Purchase Investments: TIAA does not charge commitment fees on these agreements, and the related interest rates reflect market levels at the time of the commitments.

Insurance and Annuity Contracts: TIAA's insurance and annuity contracts, other than the Teachers Personal Annuity--Fixed Account disclosed above, entail mortality risks and are, therefore, exempt from the fair value disclosure requirements related to financial instruments.

Note 6--Management Agreements

All services  necessary  for the operation of College  Retirement  Equities Fund
(CREF), a companion organization, are provided, at cost, by two subsidiaries of TIAA, TIAA-CREF Investment Management, Inc. ("Investment Management") and TIAA-CREF Individual & Institutional Services, Inc. ("Services"), which provide investment advisory, administrative and distribution services for CREF. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a
Principal Underwriting and Administrative Services Agreement between CREF and Services. Investment Management is registered with the Commission as an investment adviser; Services is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Investment Management and Services receive management fee payments from each CREF account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly. Such fees and the equivalent allocated expenses, which amounted to approximately $274,447,000, $226,645,000 and $199,396,000 in 1996, 1995 and 1994, respectively, are not included in the statements of operations and had no effect on TIAA's operations.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 6--Management Agreements--(Continued)

All services necessary for the operation of REA are provided, at cost, by TIAA and Services. TIAA provides investment management services for REA, while distribution and administrative services are provided by Services in accordance with a Distribution and Administrative Services Agreement between REA and Services. TIAA also provides a liquidity guarantee to REA, for a fee, to ensure that funds are available to meet participant transfer and cash withdrawal requests in the event that REA's cash flows and liquid investments are insufficient to fund such requests. TIAA also receives a fee for assuming certain mortality and expense risks. Fee payments are made from REA on a daily basis to TIAA and Services according to formulas established annually. Any differences between actual expenses and daily charges are adjusted quarterly.

Teachers Advisors, Inc. ("Advisors"), a subsidiary of TIAA VA Holdings, Inc. ("Holdings"), which is itself a wholly-owned subsidiary of TIAA (see Note 11), provides investment advisory services for VA-1 in accordance with an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 in accordance with an Administrative Services Agreement with VA-1 and also receives a fee for assuming certain mortality and expense risks. Teachers Personal Investors Services, Inc. ("TPIS"), a subsidiary of Holdings, distributes contracts for VA-1. Expense deductions are made from VA-1 on a daily basis. Advisors is registered with the Commission as an investment adviser; TPIS is registered with the Commission as a broker- dealer and is a member of the National Association of Securities Dealers, Inc.

Note 7--Pension Plan and Postretirement Benefits

TIAA maintains a qualified, noncontributory defined contribution pension plan covering substantially all employees. All pension plan liabilities are fully funded through individually owned retirement annuity contracts. Contributions are made semi-monthly to each participant's contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after five years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $20,808,000, $19,467,000 and $17,828,000 in 1996, 1995 and 1994, respectively.

In addition to the pension plan, TIAA provides certain other postretirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The cost of such benefits reflected in the accompanying statements of operations were approximately $3,022,000, $2,273,000 and $2,307,000 for 1996, 1995 and 1994, respectively. TIAA also maintains a deferred compensation plan for non-officer trustees and members of the TIAA Board of Overseers. Under this plan, an eligible board member who has served at least five years is eligible for a single-sum payment upon leaving the board equal to 50% of the annual stipend in effect during the last term multiplied by the number of years of credited service, up to a maximum of 20 years.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 8--Unconsolidated Subsidiaries and Other Affiliates

TIAA's wholly-owned subsidiaries primarily involve real estate investment activities and are primarily included in real estate assets on the accompanying balance sheets. At December 31, 1996 and 1995, the carrying values of TIAA's investments in real estate subsidiaries and other affiliates were approximately $4,234,818,000 and $4,599,673,000, respectively. Subsidiary total assets, liabilities and gross rental income of real estate subsidiaries, as of and for the years ended December 31, 1996 and 1995, were approximately as follows:

                             1996                 1995
                      -------------------  -------------------
Assets                  $5,149,487,000       $5,523,739,000
Liabilities                933,678,000          981,438,000
Gross rental income        760,704,000          841,970,000


Earnings of approximately  $238,313,000,  $164,676,000 and $210,302,000 in 1996,
1995 and 1994, respectively, primarily from real estate subsidiaries are included in net investment income in the accompanying statements of operations.

Some of the real estate subsidiaries referred to above are partners in joint ventures. At December 31, 1996 and 1995, the carrying values of TIAA real estate subsidiaries that are partners in joint ventures were approximately $2,242,791,000 and $2,371,931,000. Joint venture total assets, liabilities and gross rental income, as of and for the years ended December 31, 1996 and 1995, were approximately as follows:


                             1996                 1995
                      -------------------  -------------------
Assets                  $3,099,467,000       $3,437,761,000
Liabilities              1,116,222,000        1,233,262,000
Gross rental income        484,657,000          608,507,000


The subsidiaries' equity share in these total assets, liabilities and gross rental income were approximately as follows:


                            1996                 1995
                     -------------------  -------------------
Assets                 $2,981,156,000       $3,307,523,000
Liabilities               778,312,000          937,673,000
Gross rental income       455,196,000          551,259,000


Net income earned by the subsidiaries from joint venture investments was approximately $130,887,000, $60,689,000 and $92,342,000 in 1996, 1995 and 1994,
respectively. Some of the real estate joint ventures have mortgage loans from TIAA. At December 31, 1996 and 1995, the unpaid principal of such mortgage loans was approximately $782,460,000 and $826,216,000, respectively.

            TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

Note 9--Termination of Business in Canada

Effective January 1, 1996, TIAA ceased conducting insurance and annuity operations in Canada and reinsured all existing business with an independent third party insurer under an assumption reinsurance agreement. Under this agreement, TIAA transferred approximately $129 million (U.S.) of assets to the independent third party insurer, and, under the reinsurance agreement, this transfer released all of TIAA's Canadian policy reserves and other liabilities. The financial effect of TIAA's withdrawal from Canada is reflected in the 1996 statement of operations, and the transaction had no material effect on TIAA's financial results. TIAA has no continuing material obligation associated with its withdrawal from the Canadian insurance market.

Note 10--Contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to TIAA's financial position or the results of its operations.

Note 11--Subsequent Events

Effective January 1, 1997, TIAA VA Holdings, Inc. merged into TIAA Holdings, Inc. ("THI"), a wholly-owned subsidiary of TIAA, and TIAA VA Holdings, Inc. ceased to exist. THI was established in 1996 as a holding company for various subsidiaries of TIAA.

In addition, effective January 1, 1997, TIAA contributed all of the outstanding stock of its wholly-owned subsidiary, Macallister Holdings, Inc. ("Macallister") to THI. Macallister is a holding company that owns various real estate subsidiaries.

                                     PART C
                               OTHER INFORMATION

                           Part C - OTHER INFORMATION



Item 28.  Financial Statements and Exhibits

           (a)         Financial Statements

                       The following Financial Statements for TIAA Separate Account VA-1 (the "Registrant") and Teachers Insurance and Annuity Association of America ("TIAA") are included with Part B (the Statement of Additional Information) of this Registration Statement:
                                                                            Page
          (1) The Registrant--Stock Index Account

Report of Management Responsibility...................................B-21
Report of Independent Auditors........................................B-22
Audited Financial Statements:
  Statement of Assets and Liabilities.................................B-23
  Statement of Operations.............................................B-24
  Statements of Changes in Net Assets.................................B-25
Notes to Financial Statements.........................................B-26
Statement of Investments..............................................B-29

          (2) TIAA


Chairman's Letter.....................................................B-51
Report of Management Responsibility...................................B-52
Report of Independent Auditors........................................B-53
Audited Financial Statements:
  Balance Sheets .....................................................B-55
  Statements of Operations............................................B-56
  Statements of Changes in Contingency Reserves.......................B-57
  Statements of Cash Flows............................................B-58
Notes to Financial Statements.........................................B-59


          (b) Exhibits


                (1) Resolution of the Board of Trustees of TIAA establishing the
                    Registrant 1/
                (2) Rules and Regulations of the Registrant 2/
                (3) Custodial Services Agreement by and between TIAA and Bankers
                    Trust Company 3/
                (4) Investment Management Agreement by and among TIAA, the
                    Registrant, and Teachers Advisors, Inc. 2/
                (5) Distribution Agreement by and among TIAA, the Registrant, and Teachers Personal Investors Services, Inc., as amended4/
                (6) (A) Form of Teachers Personal Annuity Contract (effective
                    November 1, 1994) 2/

                    (B)  Form  of  Endorsement  to  Teachers   Personal  Annuity
                    Contract (in-force prior to November 1, 1994) 2/
               (7)  Form of Application for Teachers  Personal  Annuity Contract
                    2/
               (8)  (A) Charter of TIAA 1/ (B) Bylaws of TIAA, as amended*
               (9)  None
               (10) Not Applicable
               (11) Administrative  Services  Agreement  by and between TIAA and the Registrant, as amended 4/
               (12) (A) Consent of Charles H. Stamm, Esquire*
                    (B) Consent of Sutherland, Asbill & Brennan, L.L.P.*
               (13) Consent of Deloitte & Touche LLP*
               (14) None
               (15) Seed Money  Agreement by and between TIAA and the Registrant
                    2/
               (16) Schedule of Computation of Performance Information*
               (17) Financial Data Schedule*



------------------

*   Filed herewith.

1/ Previously filed in the initial Registration Statement on Form N-3 dated May 18, 1994 (File No. 33-79124) and incorporated herein by reference.

2/ Previously filed in Pre-Effective Amendment No. 1 to Form N-3 dated October 7, 1994 (File No. 33-79124) and incorporated herein by reference.

3/ Previously filed in Pre-Effective Amendment No. 2 to Form N-3 dated October 18, 1994 (File No. 33-79124) and incorporated herein by reference.


4/ Previously filed in Post-Effective Amendment No. 2 to Form N-3 dated March 26, 1996 (File No. 33-79124) and incorporated herein by reference.

Item 29. Directors and Officers of the Insurance Company


                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------
David Alexander                                                          Trustee
American Secretary
The Rhodes Scholarship Trust
and Trustees' Professor
Pomona College
Rhodes Scholarship Trust Office
Claremont, California  91711

Marcus Alexis                                                            Trustee
Professor of Economics and Professor
of Management and Strategy
J. L. Kellogg Graduate School of
Management
Northwestern University
Leverone Hall
2001 Sheridan Road
Evanston, Illinois  60208-2001


John H. Biggs                                                            Trustee,
TIAA-CREF                                                                Chairman and
730 Third Avenue                                                         Chief Executive
New York, New York  10017-3206                                           Officer


Willard T. Carleton                                                      Trustee
Karl L. Eller Professor of Finance
College of Business and Public
Administration
University of Arizona
McClelland Hall
Tucson, Arizona  85721

Robert C. Clark                                                          Trustee
Dean and Royall Professor of Law
Harvard Law School
Harvard University
Griswold 200
Cambridge, Massachusetts  02138


Flora Mancuso Edwards                                                    Trustee
of Counsel to Law Firm of Dublirer,
Haydon, Straci & Victor
Professor of English As
A Second Language and
Former President
Middlesex County College
155 Mill Road
Edison, New Jersey  08818


Estelle A. Fishbein                                                      Trustee
Vice President and General Counsel
The Johns Hopkins University
113 Garland Hall
Baltimore, Maryland  21218

Frederick R. Ford                                                        Trustee
Executive Vice President and Treasurer
Purdue University
1032 Hovde Hall of Administration
West Lafayette, Indiana  47907-1032


                                       C-3






                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------


Martin J. Gruber                                                         Trustee
Chairman of the Department of Finance
Nomura Professor of Finance
New York University Stern School of
Business
229 South Irving Street
Ridgewood, New Jersey 07450


Ruth Simms Hamilton                                                      Trustee
Professor of Sociology
Michigan State University
W142 Owen Graduate Hall
East Lansing, Michigan  48824

Thomas W. Jones                                                          Trustee,                           Chairman of
TIAA-CREF                                                                Vice Chairman,                     the Management
730 Third Avenue                                                         President and                      Committee and
New York, New York  10017-3206                                           Chief Operating                    President
                                                                         Officer

Dorothy Ann Kelly, O.S.U.                                                Trustee
President
College of New Rochelle
New Rochelle, New York  10805

Martin L. Leibowitz                                                      Trustee, Vice
TIAA-CREF                                                                Chairman and Chief
730 Third Avenue                                                         Investment Officer
New York, New York  10017-3206

Robert M. O'Neil                                                         Trustee
Director
The Thomas Jefferson Center for the
Protection of Free Expression
400 Peter Jefferson Place
Charlottesville, Virginia  22901

Leonard S. Simon                                                         Trustee
Chairman, President and
Chief Executive Officer
RCSB Financial, Inc.
235 East Main Street
Rochester, New York  14604

Ronald L. Thompson                                                       Trustee
Chairman and Chief Executive Officer
Midwest Stamping Co.
513 Napoleon Road
Bowling Green, Ohio  43402

Paul R. Tregurtha                                                        Trustee
Chairman
Mormac Marine Group, Inc.
Three Landmark Square
Stamford, Connecticut  06901


Charles J. Urstadt                                                       Trustee
Chairman and Chief Executive Officer
HRE Properties
321 Railroad Avenue
Greenwich, Connecticut  06830



                                       C-4





                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------

William H. Waltrip                                                       Trustee
Chairman and Chief Executive Officer
Bausch and Lomb, Inc.
One Bausch and Lomb Place
Rochester, New York  14604


Rosalie J. Wolf                                                          Trustee
Treasurer and Chief Investment Officer
The Rockefeller Foundation
420 Fifth Avenue
New York, New York 10018-2702


Richard J. Adamski                                                       Vice President                     Vice President
TIAA-CREF                                                                and Treasurer                      and Treasurer
730 Third Avenue
New York, New York  10017-3206

Jonah J. Applebaum                                                       Senior Counsel
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Diane M. Axelrod                                                         Senior Managing                    Senior Managing
TIAA-CREF                                                                Director                           Director
730 Third Avenue
New York, New York  10017-3206

Anthony V. Betro                                                         Director,                          Director,
TIAA-CREF                                                                Investment                         Investment
730 Third Avenue                                                         Accounting                         Accounting
New York, New York  10017-3206


Laura M. Bramson                                                         Senior Counsel                     Assistant
TIAA-CREF                                                                                                   Secretary
730 Third Avenue                                                                                            and Senior
New York, New York  10017-3206                                                                              Counsel


Jeffrey A. Casale                                                        Assistant
TIAA-CREF                                                                Insurance
730 Third Avenue                                                         Premium Officer
New York, New York  10017-3206

Gary Chinery                                                             Associate                          Associate
TIAA-CREF                                                                Treasurer                          Treasurer
730 Third Avenue
New York, New York  10017-3206


Peter C. Clapman                                                         Senior Vice                        Senior Vice
TIAA-CREF                                                                President                          President,
730 Third Avenue                                                         and Chief Counsel,                 Secretary and
New York, New York  10017-3206                                           Investments                        Chief Counsel,
                                                                                                            Investments

Virgil H. Cumming                                                        Executive Vice                     Executive Vice
TIAA-CREF                                                                President                          President
730 Third Avenue
New York, New York  10017-3206


Madeleine D'Ambrosio                                                     Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206


                                       C-5





                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------

Douglas Dial                                                             Senior Managing                    Senior Managing
TIAA-CREF                                                                Director                           Director
730 Third Avenue
New York, New York  10017-3206

Eric E. Fisher                                                           Senior Managing                    Senior Managing
TIAA-CREF                                                                Director                           Director
730 Third Avenue
New York, New York  10017-3206

Dennis D. Foley                                                          Director, Research                 Director,
TIAA-CREF                                                                and Development                    Research and
730 Third Avenue                                                                                            Development
New York, New York  10017-3206

Richard L. Gibbs                                                         Executive                          Executive
TIAA-CREF                                                                Vice President                     Vice President
730 Third Avenue
New York, New York  10017-3206

David Grunbaum                                                           Vice President,                    Vice President,
TIAA-CREF                                                                General                            General
730 Third Avenue                                                         Accounting and                     Accounting and
New York, New York  10017-3206                                           Payment                            Payment
                                                                         Services                           Services

Harvey Halpert                                                           Vice President,                    Vice President,
TIAA-CREF                                                                Actuarial                          Actuarial
730 Third Avenue
New York, New York  10017-3206

Don Harrell                                                              Executive
TIAA-CREF                                                                Vice President
730 Third Avenue
New York, New York  10017-3206

Matina Horner                                                            Executive
TIAA-CREF                                                                Vice President
730 Third Avenue
New York, New York  10017-3206

Roseanne Lipman Klein                                                    Vice President and
TIAA-CREF                                                                Chief Counsel, Tax
730 Third Avenue
New York, New York  10017-3206

Gary Korbel                                                              Manager,
TIAA-CREF                                                                Individual
730 Third Avenue                                                         Counseling
New York, New York  10017-3206


Henry Liedtka                                                            Manager,
TIAA-CREF                                                                Individual
730 Third Avenue                                                         Insurance
New York, New York  10017-3206                                           Systems


Mary Ann E. Masters                                                      Vice President,                    Vice President,
TIAA-CREF                                                                Corporate Tax                      Corporate Tax
730 Third Avenue                                                         and Payroll                        and Payroll
New York, New York  10017-3206


                                       C-6





                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------

John J. McCormack, Jr.                                                   Executive                          Executive
TIAA-CREF                                                                Vice President                     Vice President
730 Third Avenue
New York, New York  10017-3206

Gerald K. McCullough                                                     Vice President,                    Vice President,
TIAA-CREF                                                                Investment                         Investment
730 Third Avenue                                                         Accounting                         Accounting
New York, New York  10017-3206                                           and Reporting                      and Reporting

John J. McGovern                                                         Second Vice
TIAA-CREF                                                                President
730 Third Avenue
New York, New York  10017-3206

Ronald P. McPhee                                                         Senior Vice                        Senior Vice
TIAA-CREF                                                                President                          President
730 Third Avenue
New York, New York  10017-3206

Maureen Milet                                                            Second Vice                        Second Vice
TIAA-CREF                                                                President and                      President and
730 Third Avenue                                                         Director                           Director
New York, New York  10017-3206

Carolyn C. Mitchell                                                      Second Vice
TIAA-CREF                                                                President
730 Third Avenue
New York, New York  10017-3206

Frances Nolan                                                            Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Walter Nolan                                                             Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

John A. Putney, Jr.                                                      Executive
TIAA-CREF                                                                Vice President
730 Third Avenue
New York, New York  10017-3206

Jeanne Ray                                                               Vice President and
TIAA-CREF                                                                Chief Counsel,
730 Third Avenue                                                         Insurance
New York, New York  10017-3206

David Rubel                                                              Actuary                            Actuary
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Larry H. Rubin                                                           Vice                               Vice
TIAA-CREF                                                                President                          President
730 Third Avenue
New York, New York  10017-3206

Richard Schlefer                                                         Assistant                          Assistant
TIAA-CREF                                                                Vice President                     Vice President
730 Third Avenue
New York, New York  10017-3206


                                       C-7





                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------

Mark L. Serlen                                                           Senior Counsel                     Assistant
TIAA-CREF                                                                                                   Secretary and
730 Third Avenue                                                                                            Senior Counsel
New York, New York  10017-3206

David Shunk                                                              Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Barbara Solan                                                            Cash Management                    Cash Management
TIAA-CREF                                                                Officer                            Officer
730 Third Avenue
New York, New York  10017-3206


John Somers                                                              Executive Vice                     Executive Vice
TIAA-CREF                                                                President                          President
730 Third Avenue
New York, New York  10017-3206

Lisa Snow                                                                Vice President,                    Vice President,
TIAA-CREF                                                                Chief Counsel and                  Chief Counsel and
730 Third Avenue                                                         Assistant                          Assistant
New York, New York  10017-3206                                           Secretary,                         Secretary,
                                                                         Corporate Law                      Corporate Law


Charles H. Stamm                                                         Executive                          Executive
TIAA-CREF                                                                Vice President                     Vice President
730 Third Avenue                                                         and General
New York, New York  10017-3206                                           Counsel

Elizabeth Sutherland                                                     Vice President                     Vice President
TIAA-CREF                                                                and Actuary                        and Actuary
730 Third Avenue
New York, New York  10017-3206

Steven I. Traum                                                          Director--
TIAA-CREF                                                                Portfolio
730 Third Avenue                                                         Management
New York, New York  10017-3206

Leonard Tribuch                                                          Vice President                     Vice President
TIAA-CREF                                                                and Actuary                        and Actuary
730 Third Avenue
New York, New York  10017-3206

Bruce Wallach                                                            Vice President,                    Vice President,
TIAA-CREF                                                                Corporate                          Corporate
730 Third Avenue                                                         Financial                          Financial
New York, New York  10017-3206                                           Planning and                       Planning and
                                                                         Reporting                          Reporting

Thomas G. Walsh                                                          Executive                          Member of the
TIAA-CREF                                                                Vice President                     Management
730 Third Avenue                                                                                            Committee and
New York, New York  10017-3206                                                                              Executive Vice
                                                                                                            President

Steven Weisbart                                                          Vice President,                    Vice President,
TIAA-CREF                                                                Policyholder                       Policyholder
730 Third Avenue                                                         Reports                            Reports
New York, New York  10017-3206


                                       C-8





                                                                         Positions and                      Positions and
                                                                         Offices with                       Offices with
Name and Principal Business Address                                      Insurance Company                  Registrant
-----------------------------------                                      -----------------                  -------------

Albert Wilson                                                            Chief Counsel
TIAA-CREF                                                                and Corporate
730 Third Avenue                                                         Secretary
New York, New York  10017-3206

Leonard B. Zimmerman                                                     Vice President                     Vice President
TIAA-CREF                                                                and Insurance                      and Insurance
730 Third Avenue                                                         Actuary                            Actuary
New York, New York  10017-3206

Item 30.  Persons Controlled by or under Common Control with the
          Insurance Company or Registrant

          The following companies are subsidiaries of TIAA and are included in the consolidated financial statements of TIAA:


AIC Properties, Inc.
Chesapeake Investors, Inc.
College Credit Trust
Country Commons Doylestown Trust
Country Commons Joint Venture Trust
DAN Properties, Inc.
Florida Teachers Properties, Inc.
HSD Properties, Inc.
Illinois Teachers Properties, Inc.
JV California Two, Inc.
JV California Three, Inc.
JV District of Columbia One, Inc.
JV Florida One, Inc.
JV Florida Three, Inc.
JV Florida Four, Inc.
JV Georgia One, Inc.
JV Indiana Three, Inc.
JV Maryland One, Inc.
JV Michigan One, Inc.
JV Michigan Two, Inc.
JV Michigan Three, Inc.
JV Minnesota One, Inc.
JV Missouri One, Inc.
JV North Carolina One, Inc.
JV Virginia One, Inc.
JV Virginia Two, Inc.
JV Virginia Three, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Macallister Holdings, Inc.
Mass. Norwood Properties, Inc.
MAV Properties, Inc.
McCandless Joint Venture, Inc.
Minnesota CC Properties, Inc.
Minnesota Teachers Realty Corp.
MN Properties, Inc.
M.O.A. Enterprises, Inc.
MRC Properties, Inc.
ND Properties, Inc.
New Jersey Teachers Properties, Inc.
NMA II Properties, Inc.
NMA Properties, Inc.
One Liberty Place Land, Inc.
One Liberty Place Tower, Inc.
PBB Properties, Inc.
Reserve Management, Inc.
Rouse-Teachers Properties, Inc.
Savannah Teachers Properties, Inc.
T-Investment Properties, Inc.
T-Land Corp.
T-Las Colinas Towers Corp.
Teachers Advisors, Inc.
Teachers Boca Properties, Inc.
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services,
 Inc.
Teachers Properties, Inc.
Teachers Realty Corporation
TIAA-CREF Individual & Institutional
 Services, Inc.
TIAA-CREF Investment Management, Inc.
TIAA Holdings, Inc.
TIAA VA Holdings, Inc.
TPI Housing, Inc.
Washington Teachers Properties I, Inc.
Washington Teachers Properities II,
Inc.
Windermere Place Joint Venture Trust
Windermere Goshen Trust
WRC Properties, Inc.
730 Properties, Inc.
730 Cal Hotel Properties I, Inc.
730 Cal Hotel Properties II, Inc.
730 Georgia Hotel Properties I, Inc.
730 Mass. Holding I, Inc.
730 Mass. Hotel Properties I, Inc.
730 Minn. Holding I, Inc.
730 Minn. Hotel Properties I, Inc.
730 MO Hotel Properties I, Inc.
730 Penn. Hotel Properties I, Inc.

      (1) All subsidiaries are Delaware corporations except as follows:

A)    Teachers Realty Corporation is an Ohio corporation.
B) Minnesota Teachers Realty Corporation is a Minnesota corporation.
C)    All Trusts are Pennsylvania business trusts.

      (2) All subsidiaries are 100%-owned directly by TIAA, except as follows:

A)    M.O.A. Enterprises, Inc., Teachers Properties, Inc., 730
      Properties, Inc., T-Investment Properties Corp. and T-Land Corp. are 100% owned by Macallister Holdings, Inc.

B)    Chesapeake Investors, Inc. is 95%-owned by Teachers
      Properties, Inc. and 5%-owned by The Rouse Company.  Rouse-
      Teachers Properties, Inc. is 100%-owned by Chesapeake
      Investors, Inc.

C)    TPI Housing, Inc. is 100%-owned by Teachers Properties, Inc.

D)    Teachers Personal Investors Services, Inc. and Teachers
      Advisors, Inc. are 100%-owned by TIAA VA Holdings, Inc.

E) 730 Cal Hotel Properties I, Inc., 730 Cal Hotel Properties II, Inc., 730 Georgia Hotel Properties I, Inc., 730 Mass Holding I, Inc., 730 Minn. Holding I, Inc., 730 MO Hotel Properties I, Inc., 730 Penn Hotel Properties I, Inc. are 100%-owned by 730 Properties, Inc.

      (3) All subsidiaries have as their sole purpose the ownership of investments which could, pursuant to New York State Insurance Law, be owned by TIAA itself, except the following:

A) Teachers Advisors, Inc., which provides investment advice for the Registrant.
B) Teachers Personal Investors Services, Inc., which provides broker-dealer services for the Registrant.
C) TIAA-CREF Investment Management, Inc., which provides investment advice for College Retirement Equities Fund.
D) TIAA-CREF Individual & Institutional Services, Inc., which provides broker-dealer and administrative services for College Retirement Equities Fund.
E) Reserve Management, Inc., which is intended to be used by TIAA as a vehicle for short-term borrowing.


Item 31.  Number of Contractowners


      As of December 31, 1996, 11,952 contractowners have allocated premiums to the Separate Account (Stock Index Account).

Item 32.  Indemnification

      The Registrant shall indemnify each of the members of the Management Committee ("Managers") and officers of the Registrant against all liabilities and expenses, including but not limited to counsel fees, amounts paid in satisfaction of judgments, as fines or penalties, or in compromise or settlement, reasonably incurred in connection with the defense or disposition of any threatened, pending, or completed claim, action, suit, or other proceeding, whether civil, criminal, administrative, or investigative, whether before any court or administrative or legislative body, to which such person may be or may have been subject, while holding office or thereafter, by reason of being or having been such a Manager or officer; provided that such person acted, or failed to act, in good faith and in the reasonable belief that such action was in the best interests of the Separate Account, and, with respect to any criminal action or proceeding, such person had no reasonable cause to believe the conduct was unlawful; and except that no such person shall be indemnified for any liabilities or expenses arising by reason of disabling conduct, whether or not there is an adjudication of liability.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Managers and officers of the Registrant, pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a Manager or officer in the successful defense of any action, suit or proceeding) is asserted by a Manager or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 33.  Business and Other Connections of Investment Adviser

      Investment advisory services for the Registrant are provided by Teachers Advisors, Inc. ("Advisors"). In this connection, Advisors is registered as an investment adviser under the Investment
Advisers Act of 1940, as amended.

      The business and other connections of Advisors' officers are listed in Schedules A and D of Form ADV as currently on file with the Commission (File No. 801-46887), the text of which is hereby incorporated by reference.

Item 34.  Principal Underwriters

      (a)  Not Applicable.

      (b) Teachers Personal Investors Services, Inc. ("TPIS") may be considered the principal underwriter for the Registrant. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

      (c)  Not Applicable.

Item 35.  Location of Accounts and Records

           All accounts,  books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant's home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, New York 10017. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, New York 10918.


Item 36.  Management Services

           Not Applicable.



Item 37.  Undertakings and Representations


      (a)  Not Applicable.

      (b) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (c) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (d) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

      (e) TIAA represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

                                   SIGNATURES



           As required by the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-1 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the eleventh day of April, 1997.



                                    TIAA SEPARATE ACCOUNT VA-1



                                    By: /s/ Thomas W. Jones
                                        -----------------------
                                        Thomas W. Jones
                                        President



           As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                                         Date
---------                     -----                                         ----


/s/ Thomas W. Jones          Chairman of the Management                  4/11/97
-------------------------    Committee and President
Thomas W. Jones              (Principal Executive Officer)



/s/ Thomas G. Walsh          Executive Vice President                    4/11/97
-------------------------    (Principal Financial Officer)
Thomas G. Walsh              and Manager



/s/ Richard L. Gibbs         Executive Vice President                    4/11/97
-------------------------    (Principal Accounting Officer)
Richard L. Gibbs

Signature                     Title                                         Date
---------                     -----                                         ----


/s/ Laurence W. Franz         Manager                                    4/11/97
-------------------------
Laurence W. Franz


/s/ Jeanmarie C. Grisi        Manager                                    4/11/97
-------------------------
Jeanmarie C. Grisi


/s/ Richard M. Norman         Manager                                    4/11/97
-------------------------
Richard M. Norman

                                   SIGNATURES



           As required by the Securities Act of 1933 and the Investment Company Act of 1940, Teachers Insurance and Annuity Association of America certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the eleventh day of April, 1997.



                                    TEACHERS INSURANCE AND ANNUITY
                                    ASSOCIATION OF AMERICA



                                    By:/s/ Peter C. Clapman
                                       -----------------------------
                                       Peter C. Clapman
                                       Senior Vice President and
                                       Chief Counsel, Investments



           As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                                     Date
---------                     -----                                     ----




/s/ John H. Biggs             Chairman of the Board and                 4/11/97
-------------------------     Chief Executive Officer
John H. Biggs                 (Principal Executive Officer)






/s/ Thomas W. Jones           Vice Chairman, President,                 4/11/97
-------------------------     Chief Operating Officer, and
Thomas W. Jones               Trustee (Principal Financial
                              Officer)






/s/ Martin L. Leibowitz       Vice Chairman, Chief                      4/11/97
-------------------------     Investment Officer, and
Martin L. Leibowitz           Trustee (Principal Investment
                              Officer)






/s/ Richard L. Gibbs          Executive Vice President                  4/11/97
-------------------------     (Principal Accounting Officer)
Richard L. Gibbs

Signature of Trustee                       Date                 Signature of Trustee                      Date
--------------------                       ----                 --------------------                      ----
/s/ David Alexander                        4/11/97
--------------------------------                                -----------------------------------
David Alexander                                                 Dorothy Ann Kelly, O.S.U.


/s/ Marcus Alexis                          4/11/97              /s/ Robert M. O'Neil                      4/11/97
--------------------------------                                -----------------------------------
Marcus Alexis                                                   Robert M. O'Neil


/s/ Willard T. Carleton                    4/11/97              /s/ Leonard S. Simon                      4/11/97
--------------------------------                                -----------------------------------
Willard T. Carleton                                             Leonard S. Simon


/s/ Robert C. Clark                        4/11/97              /s/ Ronald L. Thompson                    4/11/97
--------------------------------                                -----------------------------------
Robert C. Clark                                                 Ronald L. Thompson



--------------------------------                                -----------------------------------
Flora Mancuso Edwards                                           Paul R. Tregurtha


                                                                /s/ Charles J. Urstadt                    4/11/97
--------------------------------                                -----------------------------------
Estelle A. Fishbein                                             Charles J. Urstadt


/s/ Frederick R. Ford                      4/11/97              /s/ William H. Waltrip                    4/11/97
--------------------------------                                -----------------------------------
Frederick R. Ford                                               William H. Waltrip


/s/ Martin J. Gruber                       4/11/97              /s/ Rosalie J. Wolf                       4/11/97
--------------------------------                                -----------------------------------
Martin J. Gruber                                                Rosalie J. Wolf


/s/ Ruth Simms Hamilton                    4/11/97
--------------------------------
Ruth Simms Hamilton


                                  Exhibit Index

Exhibit
Number         Description of Exhibit
------         ----------------------


8(B)           Bylaws of TIAA (as amended)

12(a)          Opinion and Consent of Charles H. Stamm,
               Esquire

12(b)          Consent of Sutherland, Asbill & Brennan, L.L.P.

13             Consent of Deloitte & Touche LLP

16             Schedules for Computation of Performance
               Quotations

27             Financial Data Schedule